As filed with the Securities and Exchange Commission on April 23, 2004




                        Securities Act File No. 33-21722
                    Investment Company Act File No. 811-5550

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   FORM N-1A

            Registration Statement Under The Securities Act of 1933       [X]

                          Pre-Effective Amendment No.                     [ ]


                        Post-Effective Amendment No. 24                   [X]

        Registration Statement Under The Investment Company Act of 1940   [X]
                                     and/or
                                Amendment No. 26                          [X]
                        (Check appropriate box or boxes)


                            THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


111 Fifth Avenue
New York, New York                                       10003
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                (Zip Code)

Registrant's Telephone Number, including Area Code:     212-806-8800

                              Mr. Frederick A. Blum
                           Fred Alger Management, Inc.
                                111 Fifth Avenue
                               New York, NY 10003
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)


                              Page 1 of ____Pages
                           Exhibit Index at Page ____

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b), or

[X]  on May 1, 2004 pursuant to paragraph (b), or

[ ]  60 days after filing pursuant to paragraph (a), or

[ ]  on [date] pursuant to paragraph (a)(2) of Rule 485

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                       A POOLED FUNDING VEHICLE FOR:
                       o VARIABLE ANNUITY CONTRACTS
                       o VARIABLE LIFE INSURANCE POLICIES
                       o QUALIFIED PENSION PLANS
                       o QUALIFIED RETIREMENT PLANS

                                                                      PROSPECTUS


                                                                     MAY 1, 2004




                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                               ALGER AMERICAN BALANCED PORTFOLIO
                                       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                                        ALGER AMERICAN INCOME & GROWTH PORTFOLIO



As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                 [LOGO OMITTED]

                                    THE ALGER
                                  AMERICAN FUND

                                 CLASS O SHARES




                                   PROSPECTUS


                                   MAY 1, 2004


TABLE OF CONTENTS
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2 ........... Risk/Return Summary: Investments, Risks & Performance

      2 ..... Investments

              Alger American Small
                Capitalization Portfolio ........... 2
              Alger American MidCap
                Growth Portfolio ................... 2
              Alger American Growth Portfolio ...... 2
              Alger American Balanced Portfolio .... 2
              Alger American Leveraged
                AllCap Portfolio ................... 2
              Alger American Income &
                Growth Portfolio ................... 3

      3 ..... Principal Risks

              Alger American Small
                Capitalization Portfolio ........... 3
              Alger American MidCap
                Growth Portfolio ................... 3
              Alger American Growth Portfolio ...... 3
              Alger American Balanced Portfolio .... 3
              Alger American Leveraged
                 AllCap Portfolio .................. 3
              Alger American Income &
                Growth Portfolio ................... 3

      4 ..... Performance

              Alger American Small
                Capitalization Portfolio ........... 4
              Alger American MidCap
                Growth Portfolio ................... 4
              Alger American Growth Portfolio ...... 5
              Alger American Balanced Portfolio .... 5
              Alger American Leveraged
                AllCap Portfolio ................... 5
              Alger American Income &
                Growth Portfolio ................... 5


6 ........... Fees and Expenses
7 ........... Management and Organization
8 ........... Shareholder Information

              Distributor .......................... 8
              Transfer Agent ....................... 8
              Classes of Fund Shares ............... 9
              Purchasing and Redeeming
                Fund Shares ........................ 9


10 .......... Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN BALANCED PORTFOLIO

GOAL

The Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

APPROACH

It focuses on stocks of companies with growth potential and on fixed-income securities, especially those which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds that are rated within the four highest rating categories by an established rating agency or, if not rated, are determined by the Fund's Manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

GOAL

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

GOAL

The Alger American Income &Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.


[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o  the possibility of greater risk by investing in medium-sized companies rather
   than   larger,   more-established   companies   owing  to  such   factors  as
   inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN
BALANCED PORTFOLIO

The primary risks arising from the fixed-income portion of the portfolio are:

o  fixed-income securities' sensitivity to interest rate movements

o the potential for a decline in the portfolio's market value in the event of an issuer's falling credit rating or actual default

The primary risks for the equity portion of the portfolio are those summarized above in "Risks Applicable to All Equity Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Additional risks of investing in the portfolio are:

o the possibility of greater risk by investing in small- and medium-sized companies (in addition to large, more-established companies) owing to such factors as inexperienced management and limited financial resources

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

RISKS APPLICABLE TO ALGER AMERICAN INCOME & GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions. The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns. Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.


o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.

Since the Balanced Portfolio invests in both equity and fixed income securities, you should compare its performance to all indexes presented.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O


        [The table below represents a bar chart in the printed report.]

 -4.38   44.31    4.18   11.39   15.53   43.42   -27.20  -29.51  -26.22  42.34
   94      95      96      97      98      99      00       01      02     03


Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -26.52%     Q1    2001


Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                          1 Year   5 Years   10 Years  (9/21/88)
--------------------------------------------------------------------------------
American Small Capitalization             42.34%    -5.02%     3.64%    10.45%
Russell 2000 Growth Index                 48.53%     0.86%     5.43%     7.71%


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]


 -1.54   44.45   11.90   15.01   30.30   31.85    9.18   -6.52   -29.54  47.79
   94      95      96      97      98      99      00      01       02     03


Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -18.60%     Q3     2002


Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                         1 Year    5 Years  10 Years   (5/3/93)
--------------------------------------------------------------------------------
American MidCap Growth                    47.79%     6.98%    12.82%    15.45%
Russell Midcap Growth Index               42.72%     2.01%     9.40%    10.17%

ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]


  1.45   36.37   13.35   25.75   48.07   33.74   -14.77  -11.81  -32.99  35.16
   94      95      96      97      98      99       00      01      02     03


Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -20.20%    Q3      2002


Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                          1 Year   5 Years   10 Years  (1/9/89)
--------------------------------------------------------------------------------
American Growth                           35.16%    -1.86%    10.27%    13.47%
Russell 1000 Growth Index                 29.76%    -5.11%     9.21%    11.21%



ALGER AMERICAN BALANCED PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]


 -4.27   28.62   10.17   19.82   31.51   29.21   -2.76   -1.93   -12.29  19.03
   94      95      96      97      98      99      00      01      02      03


Best Quarter:    16.94%    Q4       1998
Worst Quarter:   -6.58%    Q4       2000


Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                          1 Year   5 Years   10 Years  (9/5/89)
--------------------------------------------------------------------------------
American Balanced                         19.03%     5.17%    10.64%     9.60%
Russell 1000 Growth Index                 29.76%    -5.11%     9.21%     9.74%
Lehman Brothers Gov't/Credit Bond Index    4.68%     6.65%     6.98%     8.14%



ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]


         12.04   19.68   57.83   78.06   -24.83  -15.93  -33.91  34.72
           96      97      98      99       00      01      02     03


Best Quarter:       40.16%    Q4      1999
Worst Quarter:     -21.93%    Q4      2000


Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                                    1 Year   5 Years  (1/25/95)
--------------------------------------------------------------------------------
American Leveraged AllCap                           34.72%     0.04%    15.76%
Russell 3000 Growth Index                           30.95%    -4.70%     9.47%



ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]


 -8.28   35.13   19.68   36.29   32.39   42.45   -1.27   -14.32  -31.10  29.84
   94      95      96      97      98      99      00       01      02     03


Best Quarter:       35.96%    Q4      1999
Worst Quarter:     -19.33%    Q3      2002


Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                          1 Year   5 Years  10 Years  (11/15/88)
--------------------------------------------------------------------------------
American Income & Growth                  29.84%     1.51%    11.18%    10.68%
Russell 1000 Growth Index                 29.76%    -5.11%     9.21%    11.35%



The Fund also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolios.


                                                        ANNUAL FUND OPERATING EXPENSES
                                                         (expenses that are deducted
                                                              from Fund assets)
                                         --------------------------------------------------------
                      SHAREHOLDER FEES
                         (fees paid                                                 TOTAL ANNUAL
                       directly from      Management    Distribution     Other     FUND OPERATING
                      your investment)       Fees       (12b-1) Fees    Expenses      EXPENSES
=================================================================================================
ALGER AMERICAN SMALL        None             .85%           None          .12%          .97%
CAPITALIZATION
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .80%           None          .13%          .93%
MIDCAP GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .75%           None          .10%          .85%
GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .75%           None          .12%          .87%
BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .85%           None          .12%          .97%
LEVERAGED ALLCAP
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None            .625%           None         .155%          .78%
INCOME & GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                         1 Year    3 Years   5 Years   10 Years
================================================================================
  ALGER AMERICAN SMALL                    $99       $309      $536      $1,190
  CAPITALIZATION
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                          $95       $296      $515      $1,143
  MIDCAP GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                          $87       $271      $471      $1,049
  GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                          $89       $278      $482      $1,073
  BALANCED
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                          $99       $309      $536      $1,190
  LEVERAGED ALLCAP
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                          $80       $249      $433      $  966
  INCOME & GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth and Balanced Portfolios--.75%; Income & Growth Portfolio--.625%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Alison Barbi, CFA, Jill Greenwald, CFA, Kevin Collins, CFA and Andrew Silverberg are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio and co-manager of the Growth Portfolio since September 2001, and co-manager of the Income & Growth Portfolio since September 2003 (and manager prior thereto from September 2001), has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Barbi, co-manager of the Balanced Portfolio since September 2001, has been employed by the Manager since September 2001 as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities LLC from 1990 until 1998, and a private investor since 1998. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001. Mr. Collins, co-manager of the Balanced and Income & Growth Portfolios since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003. Mr. Silverberg, assistant portfolio manager of the MidCap Growth Portfolio since September 2003, has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.

LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003.

The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of
Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, et al, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, et al, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, et al, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.



[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In cer-tain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.


CLASSES OF FUND SHARES

Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

A portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's

                                                                                                           LESS DIVIDENDS
                                                   INCOME FROM INVESTMENT OPERATIONS                     AND DISTRIBUTIONS
                                                   ---------------------------------               -------------------------------
                                        NET ASSET                     NET REALIZED                                   DISTRIBUTIONS
                                          VALUE                      AND UNREALIZED    TOTAL FROM   DIVIDENDS FROM      FROM NET
                                       BEGINNING    NET INVESTMENT     GAIN (LOSS)     INVESTMENT   NET INVESTMENT     REALIZED
                                        OF PERIOD    INCOME (LOSS)   ON INVESTMENTS    OPERATIONS       INCOME           GAINS
                                        ---------   --------------   --------------    ----------   --------------   -------------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 .................  $12.45        $(0.05)         $  6.00         $  5.95         $   --         $    --
  Year ended 12/31/02 .................   17.67         (0.10)           (5.12)          (5.22)            --              --
  Year ended 12/31/01 .................   30.62         (0.09)(ii)       (1.23)          (1.32)            --          (11.63)
  Year ended 12/31/00 .................   32.23         (0.03)(ii)        2.79            2.76             --           (4.37)
  Year ended 12/31/99 .................   28.87         (0.05)            8.00            7.95             --           (4.59)
  Year ended 12/31/98 .................   24.18          0.00(ii)         6.95            6.95             --           (2.26)
  Year ended 12/31/97 .................   21.35         (0.04)            3.20            3.16          (0.01)          (0.32)
  Year ended 12/31/96 .................   19.44          0.03             2.29            2.32             --           (0.41)
  Year ended 12/31/95 .................   13.46         (0.03)            6.01            5.98             --              --
  Year ended 12/31/94 .................   13.72          0.00(ii)        (0.21)          (0.21)            --           (0.05)

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/03 .................  $12.21        $(0.15)         $  5.32         $  5.17         $   --         $    --
  Year ended 12/31/02 .................   16.55         (0.11)           (4.23)          (4.34)            --              --
  Year ended 12/31/01 .................   23.49         (0.03)           (6.90)          (6.93)         (0.01)             --
  Year ended 12/31/00 .................   55.15          0.01(ii)       (12.80)         (12.79)            --          (18.87)
  Year ended 12/31/99 .................   43.97         (0.12)(ii)       16.98           16.86             --           (5.68)
  Year ended 12/31/98 .................   43.75         (0.02)            6.30            6.28             --           (6.06)
  Year ended 12/31/97 .................   40.91         (0.05)(ii)        4.45            4.40             --           (1.56)
  Year ended 12/31/96 .................   39.41         (0.04)(ii)        1.70            1.66             --           (0.16)
  Year ended 12/31/95 .................   27.31         (0.09)           12.19           12.10             --              --
  Year ended 12/31/94 .................   30.88         (0.03)(ii)       (1.45)          (1.48)            --           (2.09)

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 .................  $24.63        $(0.02)         $  8.68         $  8.66         $   --         $    --
  Year ended 12/31/02 .................   36.77         (0.01)          (12.12)         (12.13)         (0.01)             --
  Year ended 12/31/01 .................   47.27          0.01            (4.88)          (4.87)         (0.10)          (5.53)
  Year ended 12/31/00 .................   64.38          0.10            (8.75)          (8.65)            --           (8.46)
  Year ended 12/31/99 .................   53.22         (0.03)           16.66           16.63          (0.08)          (5.39)
  Year ended 12/31/98 .................   42.76          0.09            18.32           18.41          (0.13)          (7.82)
  Year ended 12/31/97 .................   34.33          0.13             8.66            8.79          (0.13)          (0.23)
  Year ended 12/31/96 .................   31.16          0.12             4.00            4.12          (0.02)          (0.93)
  Year ended 12/31/95 .................   23.13          0.02             8.33            8.35          (0.07)          (0.25)
  Year ended 12/31/94 .................   24.67          0.07             0.15            0.22          (0.03)          (1.73)

ALGER AMERICAN INCOME & GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 .................  $ 7.24        $ 0.05          $  2.11         $  2.16         $(0.03)        $    --
  Year ended 12/31/02 .................   10.57          0.02            (3.29)          (3.27)         (0.06)             --
  Year ended 12/31/01 .................   13.26          0.05            (1.86)          (1.81)         (0.05)          (0.83)
  Year ended 12/31/00 .................   17.58          0.05            (0.44)          (0.39)         (0.01)          (3.92)
  Year ended 12/31/99 .................   13.12          0.00             5.26            5.26          (0.03)          (0.77)
  Year ended 12/31/98 .................   10.99          0.03             3.30            3.33          (0.04)          (1.16)
  Year ended 12/31/97 .................    8.42          0.03             2.94            2.97          (0.04)          (0.36)
  Year ended 12/31/96 .................   17.79          0.09(ii)         1.87            1.96          (0.33)         (11.00)
  Year ended 12/31/95 .................   13.30          0.11(ii)         4.54            4.65          (0.16)             --
  Year ended 12/31/94 .................   15.31          0.17            (1.47)          (1.30)         (0.15)          (0.56)

ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Year ended 12/31/03 .................  $11.29        $ 0.19          $  1.94         $  2.13         $(0.26)        $    --
  Year ended 12/31/02 .................   13.08          0.20            (1.79)          (1.59)         (0.20)             --
  Year ended 12/31/01 .................   13.77          0.18            (0.43)          (0.25)         (0.20)          (0.24)
  Year ended 12/31/00 .................   15.57          0.20            (0.61)          (0.41)         (0.13)          (1.26)
  Year ended 12/31/99 .................   12.98          0.15             3.45            3.60          (0.17)          (0.84)
  Year ended 12/31/98 .................   10.76          0.19             3.02            3.21          (0.18)          (0.81)
  Year ended 12/31/97 .................    9.24          0.17             1.63            1.80          (0.12)          (0.16)
  Year ended 12/31/96 .................   13.64          0.21(ii)         1.01            1.22          (0.73)          (4.89)
  Year ended 12/31/95 .................   10.80          0.33(ii)         2.73            3.06          (0.22)             --
  Year ended 12/31/94 .................   11.58          0.20            (0.70)          (0.50)         (0.13)          (0.15)

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Year ended 12/31/03 .................  $20.85        $(0.07)         $  7.31         $  7.24         $   --         $    --
  Year ended 12/31/02 .................   31.55         (0.14)          (10.56)         (10.70)            --              --
  Year ended 12/31/01 .................   38.80          0.00(ii)        (6.06)          (6.06)            --           (1.19)
  Year ended 12/31/00 .................   57.97         (0.02)(ii)      (13.77)         (13.79)            --           (5.38)
  Year ended 12/31/99 .................   34.90         (0.09)           25.93           25.84             --           (2.77)
  Year ended 12/31/98 .................   23.17         (0.05)           12.99           12.94             --           (1.21)
  Year ended 12/31/97 .................   19.36         (0.03)            3.84            3.81             --              --
  Year ended 12/31/96 .................   17.43         (0.03)(ii)        2.14            2.11             --           (0.18)
  Year ended 12/31/95(i)(iv) ..........   10.00         (0.03)            7.46            7.43             --              --
-----------------------------------------------------------------------------------------------------------------------------------

(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the year.

independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.



                                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                                              --------------------------------------
                                                                                                            RATIO OF NET
                                                                                                RATIO OF    INVESTMENT
                                                       NET ASSET               NET ASSETS,      EXPENSES    INCOME (LOSS)  PORTFOLIO
                                            TOTAL      VALUE, END    TOTAL     END OF PERIOD   TO AVERAGE     TO AVERAGE    TURNOVER
                                        DISTRIBUTIONS  OF PERIOD    RETURN   (000'S OMITTED)   NET ASSETS    NET ASSETS      RATE
                                       --------------  ----------  --------  ---------------  ------------  ------------   --------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 .................   $    --        $18.40      47.79%    $   414,590       0.93%         (0.70)%      196.43%
  Year ended 12/31/02 .................        --         12.45     (29.54)        240,063       0.93          (0.56)       323.83
  Year ended 12/31/01 .................    (11.63)        17.67      (6.52)        355,015       0.88          (0.45)       130.11
  Year ended 12/31/00 .................     (4.37)        30.62       9.18         332,734       0.84          (0.09)       130.85
  Year ended 12/31/99 .................     (4.59)        32.23      31.85         931,397       0.85          (0.21)       162.30
  Year ended 12/31/98 .................     (2.26)        28.87      30.30         689,571       0.84           0.00        152.21
  Year ended 12/31/97 .................     (0.33)        24.18      15.01         444,967       0.84          (0.15)       151.98
  Year ended 12/31/96 .................     (0.41)        21.35      11.90         394,847       0.84           0.08         90.97
  Year ended 12/31/95 .................        --         19.44      44.45         185,349       0.90          (0.25)       104.74
  Year ended 12/31/94 .................     (0.05)        13.46      (1.54)         62,178       0.97           0.03         83.96

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/03 .................   $    --        $17.38      42.34%    $   496,076       0.97%         (0.70)%      146.69%
  Year ended 12/31/02 .................        --         12.21     (26.22)        376,550       0.97          (0.69)       111.82
  Year ended 12/31/01 .................     (0.01)        16.55     (29.51)        517,364       0.92          (0.27)       181.80
  Year ended 12/31/00 .................    (18.87)        23.49     (27.20)        700,370       0.90           0.03        217.69
  Year ended 12/31/99 .................     (5.68)        55.15      43.42         674,864       0.90          (0.28)       182.25
  Year ended 12/31/98 .................     (6.06)        43.97      15.53       1,216,584       0.89          (0.20)       142.90
  Year ended 12/31/97 .................     (1.56)        43.75      11.39         997,586       0.89          (0.12)       104.43
  Year ended 12/31/96 .................     (0.16)        40.91       4.18       1,469,518       0.88          (0.09)       110.04
  Year ended 12/31/95 .................        --         39.41      44.31         984,212       0.92          (0.48)        80.66
  Year ended 12/31/94 .................     (2.09)        27.31      (4.38)        397,037       0.96          (0.10)       117.61

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 .................   $    --        $33.29      35.16%    $ 1,115,959       0.85%         (0.05)%      167.53%
  Year ended 12/31/02 .................     (0.01)        24.63     (32.99)        874,914       0.85          (0.01)       238.03
  Year ended 12/31/01 .................     (5.63)        36.77     (11.81)      1,540,327       0.81           0.03         87.79
  Year ended 12/31/00 .................     (8.46)        47.27     (14.77)      1,809,937       0.79           0.12        108.27
  Year ended 12/31/99 .................     (5.47)        64.38      33.74       3,387,526       0.79          (0.03)       135.13
  Year ended 12/31/98 .................     (7.95)        53.22      48.07       1,905,719       0.79           0.25        127.38
  Year ended 12/31/97 .................     (0.36)        42.76      25.75       1,072,529       0.79           0.27        129.50
  Year ended 12/31/96 .................     (0.95)        34.33      13.35         991,028       0.79           0.50         82.86
  Year ended 12/31/95 .................     (0.32)        31.16      36.37         502,974       0.85           0.18        118.33
  Year ended 12/31/94 .................     (1.76)        23.13       1.45         150,390       0.86           0.48        111.76

ALGER AMERICAN INCOME & GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 .................     (0.03)       $ 9.37      29.84%    $   101,255       0.78%          0.60%       175.67%
  Year ended 12/31/02 .................     (0.06)         7.24     (31.10)         85,066       0.79           0.25        276.12
  Year ended 12/31/01 .................     (0.88)        10.57     (14.32)        144,006       0.72           0.52        110.04
  Year ended 12/31/00 .................     (3.93)        13.26      (1.27)        150,783       0.70           0.43        142.43
  Year ended 12/31/99 .................     (0.80)        17.58      42.45          91,250       0.70           0.03        193.23
  Year ended 12/31/98 .................     (1.20)        13.12      32.39          77,926       0.70           0.31        131.67
  Year ended 12/31/97 .................     (0.40)        10.99      36.29          47,399       0.74           0.56        150.09
  Year ended 12/31/96 .................    (11.33)         8.42      19.68          20,910       0.81           0.94        121.60
  Year ended 12/31/95 .................     (0.16)        17.79      35.13           8,639       0.75           0.61        164.05
  Year ended 12/31/94 .................     (0.71)        13.30      (8.28)         29,135       0.75           1.22        177.97

ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Year ended 12/31/03 .................     (0.26)       $13.16      19.03%    $   308,990       0.87%          1.60%       135.67%
  Year ended 12/31/02 .................     (0.20)        11.29     (12.29)        254,290       0.87           2.16        188.76
  Year ended 12/31/01 .................     (0.44)        13.08      (1.93)        224,959       0.85           2.53         62.93
  Year ended 12/31/00 .................     (1.39)        13.77      (2.76)        115,894       0.88           2.40         63.37
  Year ended 12/31/99 .................     (1.01)        15.57      29.21          56,327       0.93           1.66        118.74
  Year ended 12/31/98 .................     (0.99)        12.98      31.51          28,208       0.92           2.09         94.64
  Year ended 12/31/97 .................     (0.28)        10.76      19.82          16,614       1.01           2.14        105.01
  Year ended 12/31/96 .................     (5.62)         9.24      10.17          10,486       1.14           2.06         68.66
  Year ended 12/31/95 .................     (0.22)        13.64      28.62           3,671       1.00           2.49        113.02
  Year ended 12/31/94 .................     (0.28)        10.80      (4.27)         10,394       1.08           2.30         78.80

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Year ended 12/31/03 .................   $    --        $28.09      34.72%    $   382,289       0.97%         (0.36)%      161.71%
  Year ended 12/31/02 .................        --         20.85     (33.91)        271,373       0.96          (0.49)       203.05
  Year ended 12/31/01 .................     (1.19)        31.55     (15.93)        443,209       0.92           0.00        103.03
  Year ended 12/31/00 .................     (5.38)        38.80     (24.83)        476,517       0.90          (0.03)       132.28
  Year ended 12/31/99 .................     (2.77)        57.97      78.06         362,500       0.93          (0.49)       155.74
  Year ended 12/31/98 .................     (1.21)        34.90      57.83         101,710       0.96          (0.27)       143.59
  Year ended 12/31/97 .................        --         23.17      19.68          53,488       1.00          (0.17)       164.27
  Year ended 12/31/96 .................     (0.18)        19.36      12.04          34,925       1.09          (0.15)       102.10
  Year ended 12/31/95(i)(iv) ..........        --         17.43      74.30           5,497       1.56(iii)     (0.71)       178.23
-----------------------------------------------------------------------------------------------------------

(iii)  Amount has been reduced by 2.36% due to expense reimbursements.

(iv)   Commenced operations January 25, 1995.

                      [This page intentionally left blank]

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED












THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES

                       A POOLED  FUNDING  VEHICLE FOR:
                       o VARIABLE ANNUITY CONTRACTS
                       o VARIABLE LIFE INSURANCE POLICIES
                       o QUALIFIED PENSION PLANS
                       o QUALIFIED RETIREMENT PLANS

                                                PROSPECTUS


                                               MAY 1, 2004


             ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                           ALGER AMERICAN GROWTH PORTFOLIO
                         ALGER AMERICAN BALANCED PORTFOLIO
                 ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                  ALGER AMERICAN INCOME & GROWTH PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED]

                                                 THE ALGER
                                             AMERICAN FUND

                                            CLASS S SHARES




                                                PROSPECTUS


                                               MAY 1, 2004



TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ......... Risk/Return Summary: Investments, Risks & Performance

     2 .... Investments

            Alger American Small
              Capitalization Portfolio ...............  2
            Alger American MidCap
              Growth Portfolio .......................  2
            Alger American Growth Portfolio ..........  2
            Alger American Balanced Portfolio ........  2
            Alger American Leveraged
              AllCap Portfolio .......................  2
            Alger American Income &
              Growth Portfolio .......................  3

     3 .... Principal Risks

            Alger American Small
              Capitalization Portfolio ...............  3
            Alger American MidCap
              Growth Portfolio .......................  3
            Alger American Growth Portfolio ..........  3
            Alger American Balanced Portfolio ........  3
            Alger American Leveraged
            AllCap Portfolio .........................  3
            Alger American Income &
              Growth Portfolio .......................  3

     4 .... Performance

            Alger American Small
              Capitalization Portfolio ...............  4
            Alger American MidCap
              Growth Portfolio .......................  4
            Alger American Growth Portfolio ..........  5
            Alger American Balanced Portfolio ........  5
            Alger American Leveraged
            AllCap Portfolio .........................  5
            Alger American Income &
              Growth Portfolio .......................  5


6 ......... Fees and Expenses
7 ......... Management and Organization
8 ......... Shareholder Information

            Distributor ..............................  8
            Transfer Agent ...........................  8
            Classes of Fund Shares ...................  9
            Purchasing and Redeeming
              Fund Shares ............................  9


10 ........ Financial Highlights

Back Cover: How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o High Unit Volume Growth

  Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o Positive Life Cycle Change

  Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN BALANCED PORTFOLIO

GOAL

The Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

APPROACH

It focuses on stocks of companies with growth potential and on fixed-income securities, especially those which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds that are rated within the four highest rating categories by an established rating agency or, if not rated, are determined by the Fund's Manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

GOAL

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

GOAL

The Alger American Income &Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o  the possibility of greater risk by investing in medium-sized companies rather
   than   larger,   more-established   companies   owing  to  such   factors  as
   inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN BALANCED PORTFOLIO

The primary risks arising from the fixed-income portion of the portfolio are:

o  fixed-income securities' sensitivity to interest rate movements

o the potential for a decline in the portfolio's market value in the event of an issuer's falling credit rating or actual default

The primary risks for the equity portion of the portfolio are those summarized above in "Risks Applicable to All Equity Portfolios."

RISKS APPLICABLE TO ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Additional risks of investing in the portfolio are:

o the possibility of greater risk by investing in small- and medium-sized companies (in addition to large, more-established companies) owing to such factors as inexperienced management and limited financial resources

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

RISKS APPLICABLE TO ALGER AMERICAN INCOME & GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE


The following bar charts show each portfolio's performance for 2003, the only full calendar year in which Class S shares were outstanding. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables give some indication of the risks of an investment in a portfolio by comparing the portfolio's performance with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.


o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o  Russell  2000  Growth   Index:  An  index  of common stocks designed to track
   performance of small capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds


Since the Balanced Portfolio invests in both equity and fixed income securities, you should compare its performance to all indexes presented.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

        [The table below represents a bar chart in the printed report.]


                                       42.00
                                       03

Best Quarter:     16.31%    Q2   2003
Worst Quarter:    -0.90%    Q1   2003

Average Annual Total Return as of December 31, 2003
Class S

                                                                         Since
                                                                       Inception
                                                    1 Year              (5/1/02)
--------------------------------------------------------------------------------
American Small Capitalization                       42.00%                4.74%
Russell 2000 Growth Index                           48.53%                4.72%



ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


Annual Total Return as of December 31 (%)
Class S


        [The table below represents a bar chart in the printed report.]

                                     47.47
                                       03


Best Quarter:     20.62%    Q2   2003
Worst Quarter:     1.85%    Q1   2003

Average Annual Total Return as of December 31, 2003
Class S

                                                                         Since
                                                                       Inception
                                                    1 Year              (5/1/02)
--------------------------------------------------------------------------------
American MidCap Growth                              47.47%                5.77%
Russell Midcap Growth Index                         42.72%                6.67%

ALGER AMERICAN GROWTH PORTFOLIO


Annual Total Return as of December 31 (%)
Class S



        [The table below represents a bar chart in the printed report.]

                                      34.82
                                       03


Best Quarter:     17.23%    Q2   2003
Worst Quarter:    -0.49%    Q1   2003

Average Annual Total Return as of December 31, 2003
Class S

                                                                         Since
                                                                       Inception
                                                   1 Year               (5/1/02)
--------------------------------------------------------------------------------
American Growth                                     34.82%               -0.18%
Russell 1000 Growth Index                           29.76%                2.73%



ALGER AMERICAN BALANCED PORTFOLIO


Annual Total Return as of December 31 (%)
Class S



        [The table below represents a bar chart in the printed report.]

                                      18.73
                                       03


Best Quarter:     10.26%    Q2   2003
Worst Quarter:     0.17%    Q1   2003

Average Annual Total Return as of December 31, 2003
Class S

                                                                         Since
                                                                       Inception
                                                    1 Year              (5/1/02)
--------------------------------------------------------------------------------
American Balanced                                   18.73%                5.27%
Russell 1000 Growth Index                           29.76%                2.73%
Lehman Brothers Gov't/Credit Bond Index              4.68%                8.49%



ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


Annual Total Return as of December 31 (%)
Class S



        [The table below represents a bar chart in the printed report.]

                                     34.23
                                       03


Best Quarter:     16.42%    Q2   2003
Worst Quarter:     1.68%    Q3   2003

Average Annual Total Return as of December 31, 2003
Class S

                                                                         Since
                                                                       Inception
                                                    1 Year              (5/1/02)
--------------------------------------------------------------------------------
American Leveraged AllCap                           34.23%               -1.06%
Russell 3000 Growth Index                           30.95%                2.86%



ALGER AMERICAN INCOME & GROWTH PORTFOLIO


Annual Total Return as of December 31 (%)
Class S



        [The table below represents a bar chart in the printed report.]

                                      29.63
                                       03


Best Quarter:     16.13%    Q2   2003
Worst Quarter:    -2.61%    Q1   2003

Average Annual Total Return as of December 31, 2003
Class S

                                                                         Since
                                                                       Inception
                                                   1 Year               (5/1/02)
--------------------------------------------------------------------------------
American Income & Growth                            29.63%               -0.98%
Russell 1000 Growth Index                           29.76%                2.73%

The Fund also offers Class O shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolios.


                                                        ANNUAL FUND OPERATING EXPENSES
                                                         (expenses that are deducted
                                                              from Fund assets)
                                         --------------------------------------------------------
                      SHAREHOLDER FEES
                         (fees paid                                                 TOTAL ANNUAL
                       directly from      Management    Distribution     Other     FUND OPERATING
                      your investment)       Fees       (12b-1) Fees    Expenses      EXPENSES
=================================================================================================
ALGER AMERICAN SMALL        None             .85%           .25%          .13%          1.23%
CAPITALIZATION
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .80%           .25%          .13%          1.18%
MIDCAP GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .75%           .25%          .10%          1.10%
GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .75%           .25%          .11%          1.11%
BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .85%           .25%          .11%          1.21%
LEVERAGED ALLCAP
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .625%          .25%          .135%         1.01%
INCOME & GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                         1 Year    3 Years   5 Years   10 Years
================================================================================
ALGER AMERICAN SMALL                      $125      $390      $676      $1,489
CAPITALIZATION
PORTFOLIO
--------------------------------------------------------------------------------
ALGER AMERICAN                            $120      $375      $649      $1,432
MIDCAP GROWTH
PORTFOLIO
--------------------------------------------------------------------------------
ALGER AMERICAN                            $112      $350      $606      $1,340
GROWTH
PORTFOLIO
--------------------------------------------------------------------------------
ALGER AMERICAN                            $113      $353      $612      $1,352
BALANCED
PORTFOLIO
--------------------------------------------------------------------------------
ALGER AMERICAN                            $123      $384      $665      $1,466
LEVERAGED ALLCAP
PORTFOLIO
--------------------------------------------------------------------------------
ALGER AMERICAN                            $103      $322      $558      $1,236
INCOME & GROWTH
PORTFOLIO
--------------------------------------------------------------------------------


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth and Balanced Portfolios--.75%; Income & Growth Portfolio--.625%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Alison Barbi, CFA, Jill Greenwald, CFA, Kevin Collins, CFA and Andrew Silverberg are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio and co-manager of the Growth Portfolio since September 2001, and co-manager of the Income & Growth Portfolio since September 2003 (and manager prior thereto from September 2001), has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Barbi, co-manager of the Balanced Portfolio since September 2001, has been employed by the Manager since September 2001 as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities LLC from 1990 until 1998, and a private investor since 1998. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001. Mr. Collins, co-manager of the Balanced and Income & Growth Portfolios since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003. Mr. Silverberg, assistant portfolio manager of the MidCap Growth Portfolio since September 2003, has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.

LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003.

The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of
Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, et al, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, et al, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, et al, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until # they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.

CLASSES OF FUND SHARES

Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, pursuant to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.

PURCHASING AND REDEEMING FUND SHARES


Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

A portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Because Class S shares have been outstanding only since 2002, information is provided also with respect to Class O shares. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                -------------------------------

                                        NET ASSET                     NET REALIZED                                     DISTRIBUTIONS
                                          VALUE                      AND UNREALIZED     TOTAL FROM    DIVIDENDS FROM     FROM NET
                                        BEGINNING    NET INVESTMENT     GAIN (LOSS)      INVESTMENT    NET INVESTMENT     REALIZED
                                        OF PERIOD     INCOME (LOSS)  ON INVESTMENTS     OPERATIONS        INCOME           GAINS
                                       -----------  --------------   ---------------   ------------   --------------    -----------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO

  CLASS S
  Year ended 12/31/03 ..................  $12.19     $(0.15)             $ 5.27           $ 5.12           $  --           $   --
  Eight months ended 12/31/02(i)(iv) ...   16.02      (0.08)              (3.75)           (3.83)             --               --
  CLASS O
  Year ended 12/31/03 ..................  $12.21     $(0.15)             $ 5.32           $ 5.17           $  --           $   --
  Year ended 12/31/02 ..................   16.55      (0.11)              (4.23)           (4.34)             --               --
  Year ended 12/31/01 ..................   23.49      (0.03)              (6.90)           (6.93)          (0.01)              --
  Year ended 12/31/00 ..................   55.15       0.01(ii)          (12.80)          (12.79)             --           (18.87)
  Year ended 12/31/99 ..................   43.97      (0.12)(ii)          16.98            16.86              --            (5.68)
  Year ended 12/31/98 ..................   43.75      (0.02)               6.30             6.28              --            (6.06)
  Year ended 12/31/97 ..................   40.91      (0.05)(ii)           4.45             4.40              --            (1.56)
  Year ended 12/31/96 ..................   39.41      (0.04)(ii)           1.70             1.66              --            (0.16)
  Year ended 12/31/95 ..................   27.31      (0.09)              12.19            12.10              --               --
  Year ended 12/31/94 ..................   30.88      (0.03)(ii)          (1.45)           (1.48)             --            (2.09)

ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO

  CLASS S
  Year ended 12/31/03 ..................  $12.43     $(0.14)             $ 6.04           $ 5.90           $  --           $   --
  Eight months ended 12/31/02(i)(iv) ...   16.69      (0.07)              (4.19)           (4.26)             --               --
  CLASS O
  Year ended 12/31/03 ..................  $12.45     $(0.05)             $ 6.00           $ 5.95           $  --           $   --
  Year ended 12/31/02 ..................   17.67      (0.10)              (5.12)           (5.22)             --               --
  Year ended 12/31/01 ..................   30.62      (0.09)(ii)          (1.23)           (1.32)             --           (11.63)
  Year ended 12/31/00 ..................   32.23      (0.03)(ii)           2.79             2.76              --            (4.37)
  Year ended 12/31/99 ..................   28.87      (0.05)               8.00             7.95              --            (4.59)
  Year ended 12/31/98 ..................   24.18       0.00(ii)            6.95             6.95              --            (2.26)
  Year ended 12/31/97 ..................   21.35      (0.04)               3.20             3.16           (0.01)           (0.32)
  Year ended 12/31/96 ..................   19.44       0.03                2.29             2.32              --            (0.41)
  Year ended 12/31/95 ..................   13.46      (0.03)               6.01             5.98              --               --
  Year ended 12/31/94 ..................   13.72       0.00(ii)           (0.21)           (0.21)             --            (0.05)

ALGER AMERICAN GROWTH PORTFOLIO

  CLASS S
  Year ended 12/31/03 ..................  $24.61     $(0.05)             $ 8.62           $ 8.57           $  --           $   --
  Eight months ended 12/31/02(i)(iv) ...   33.28      (0.01)              (8.66)           (8.67)             --               --
  CLASS O
  Year ended 12/31/03 ..................  $24.63     $(0.02)             $ 8.68           $ 8.66           $  --           $   --
  Year ended 12/31/02 ..................   36.77      (0.01)             (12.12)          (12.13)          (0.01)              --
  Year ended 12/31/01 ..................   47.27       0.01               (4.88)           (4.87)          (0.10)           (5.53)
  Year ended 12/31/00 ..................   64.38       0.10               (8.75)           (8.65)             --            (8.46)
  Year ended 12/31/99 ..................   53.22      (0.03)              16.66            16.63           (0.08)           (5.39)
  Year ended 12/31/98 ..................   42.76       0.09               18.32            18.41           (0.13)           (7.82)
  Year ended 12/31/97 ..................   34.33       0.13                8.66             8.79           (0.13)           (0.23)
  Year ended 12/31/96 ..................   31.16       0.12                4.00             4.12           (0.02)           (0.93)
  Year ended 12/31/95 ..................   23.13       0.02                8.33             8.35           (0.07)           (0.25)
  Year ended 12/31/94 ..................   24.67       0.07                0.15             0.22           (0.03)           (1.73)

                                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                                              --------------------------------------
                                                                                                            RATIO OF NET
                                                                                                RATIO OF    INVESTMENT
                                                       NET ASSET               NET ASSETS,      EXPENSES    INCOME (LOSS)  PORTFOLIO
                                            TOTAL      VALUE, END    TOTAL     END OF PERIOD   TO AVERAGE     TO AVERAGE    TURNOVER
                                        DISTRIBUTIONS  OF PERIOD    RETURN   (000'S OMITTED)   NET ASSETS    NET ASSETS      RATE
                                       --------------  ----------  --------  ---------------  ------------  ------------    -------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO

  CLASS S
  Year ended 12/31/03 ..................    $   --       $17.31     42.00%      $    4,556        1.23%        (1.02)%      146.69%
  Eight months ended 12/31/02(i)(iv) ...        --        12.19    (23.91)               7        1.20         (0.87)       111.82
  CLASS O
  Year ended 12/31/03 ..................    $   --       $17.38     42.34%      $  496,076        0.97%        (0.70)%      146.69%
  Year ended 12/31/02 ..................        --        12.21    (26.22)         376,550        0.97         (0.69)       111.82
  Year ended 12/31/01 ..................     (0.01)       16.55    (29.51)         517,364        0.92         (0.27)       181.80
  Year ended 12/31/00 ..................    (18.87)       23.49    (27.20)         700,370        0.90          0.03        217.69
  Year ended 12/31/99 ..................     (5.68)       55.15     43.42          674,864        0.90         (0.28)       182.25
  Year ended 12/31/98 ..................     (6.06)       43.97     15.53        1,216,584        0.89         (0.20)       142.90
  Year ended 12/31/97 ..................     (1.56)       43.75     11.39          997,586        0.89         (0.12)       104.43
  Year ended 12/31/96 ..................     (0.16)       40.91      4.18        1,469,518        0.88         (0.09)       110.04
  Year ended 12/31/95 ..................        --        39.41     44.31          984,212        0.92         (0.48)        80.66
  Year ended 12/31/94 ..................     (2.09)       27.31     (4.38)         397,037        0.96         (0.10)       117.61

ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO

  CLASS S
  Year ended 12/31/03 ..................    $   --       $18.33     47.47%      $       43        1.18%        (0.94%)      196.43%
  Eight months ended 12/31/02(i)(iv) ...        --        12.43    (25.52)               8        1.19         (0.75)       323.83
  CLASS O
  Year ended 12/31/03 ..................    $   --       $18.40     47.79%      $  414,590        0.93%        (0.70)%      196.43%
  Year ended 12/31/02 ..................        --        12.45    (29.54)         240,063        0.93         (0.56)       323.83
  Year ended 12/31/01 ..................    (11.63)       17.67     (6.52)         355,015        0.88         (0.45)       130.11
  Year ended 12/31/00 ..................     (4.37)       30.62      9.18          332,734        0.84         (0.09)       130.85
  Year ended 12/31/99 ..................     (4.59)       32.23     31.85          931,397        0.85         (0.21)       162.30
  Year ended 12/31/98 ..................     (2.26)       28.87     30.30          689,571        0.84          0.00        152.21
  Year ended 12/31/97 ..................     (0.33)       24.18     15.01          444,967        0.84         (0.15)       151.98
  Year ended 12/31/96 ..................     (0.41)       21.35     11.90          394,847        0.84          0.08         90.97
  Year ended 12/31/95 ..................        --        19.44     44.45          185,349        0.90         (0.25)       104.74
  Year ended 12/31/94 ..................     (0.05)       13.46     (1.54)          62,178        0.97          0.03         83.96

ALGER AMERICAN GROWTH PORTFOLIO
  Year ended 12/31/03 ..................    $   --       $33.18     34.82%      $    1,726        1.10%        (0.16)%      167.53%
  CLASS S
  Eight months ended 12/31/02(i)(iv) ...        --        24.61    (26.05)              19        1.10         (0.13)       238.03
  CLASS O
  Year ended 12/31/03 ..................    $   --       $33.29     35.16%      $1,115,959        0.85%        (0.05)%      167.53%
  Year ended 12/31/02 ..................    $(0.01)       24.63    (32.99)         874,914        0.85         (0.01)       238.03
  Year ended 12/31/01 ..................     (5.63)       36.77    (11.81)       1,540,327        0.81          0.03         87.79
  Year ended 12/31/00 ..................     (8.46)       47.27    (14.77)       1,809,937        0.79          0.12        108.27
  Year ended 12/31/99 ..................     (5.47)       64.38     33.74        3,387,526        0.79         (0.03)       135.13
  Year ended 12/31/98 ..................     (7.95)       53.22     48.07        1,905,719        0.79          0.25        127.38
  Year ended 12/31/97 ..................     (0.36)       42.76     25.75        1,072,529        0.79          0.27        129.50
  Year ended 12/31/96 ..................     (0.95)       34.33     13.35          991,028        0.79          0.50         82.86
  Year ended 12/31/95 ..................     (0.32)       31.16     36.37          502,974        0.85          0.18        118.33
  Year ended 12/31/94 ..................     (1.76)       23.13      1.45          150,390        0.86          0.48        111.76

                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                -------------------------------

                                        NET ASSET                     NET REALIZED                                     DISTRIBUTIONS
                                          VALUE                      AND UNREALIZED     TOTAL FROM    DIVIDENDS FROM     FROM NET
                                        BEGINNING    NET INVESTMENT     GAIN (LOSS)      INVESTMENT    NET INVESTMENT     REALIZED
                                        OF PERIOD     INCOME (LOSS)  ON INVESTMENTS     OPERATIONS        INCOME           GAINS
                                       -----------  --------------   ---------------   ------------   --------------    -----------
ALGER AMERICAN BALANCED PORTFOLIO
  Year ended 12/31/03 ..................  $11.47      $0.23              $ 1.90           $ 2.13          $(0.26)          $   --
  CLASS S
  Eight months ended 12/31/02(i)(iv) ...   12.50       0.02               (1.05)           (1.03)             --               --
  CLASS O
  Year ended 12/31/03 ..................  $11.29      $0.19              $ 1.94           $ 2.13          $(0.26)          $   --
  Year ended 12/31/02 ..................   13.08       0.20               (1.79)           (1.59)          (0.20)              --
  Year ended 12/31/01 ..................   13.77       0.18               (0.43)           (0.25)          (0.20)           (0.24)
  Year ended 12/31/00 ..................   15.57       0.20               (0.61)           (0.41)          (0.13)           (1.26)
  Year ended 12/31/99 ..................   12.98       0.15                3.45             3.60           (0.17)           (0.84)
  Year ended 12/31/98 ..................   10.76       0.19                3.02             3.21           (0.18)           (0.81)
  Year ended 12/31/97 ..................    9.24       0.17                1.63             1.80           (0.12)           (0.16)
  Year ended 12/31/96 ..................   13.64       0.21(ii)            1.01             1.22           (0.73)           (4.89)
  Year ended 12/31/95 ..................   10.80       0.33(ii)            2.73             3.06           (0.22)              --
  Year ended 12/31/94 ..................   11.58       0.20               (0.70)           (0.50)          (0.13)           (0.15)

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO

  CLASS S
  Year ended 12/31/03 ..................  $20.83     $(0.16)             $ 7.29           $ 7.13           $  --           $   --
  Eight months ended 12/31/02(i)(iv) ...   28.46      (0.02)              (7.61)           (7.63)             --               --
  CLASS O
  Year ended 12/31/03 ..................  $20.85     $(0.07)             $ 7.31           $ 7.24           $  --           $   --
  Year ended 12/31/02 ..................   31.55      (0.14)             (10.56)          (10.70)             --               --
  Year ended 12/31/01 ..................   38.80       0.00(ii)           (6.06)           (6.06)             --            (1.19)
  Year ended 12/31/00 ..................   57.97      (0.02)(ii)         (13.77)          (13.79)             --            (5.38)
  Year ended 12/31/99 ..................   34.90      (0.09)              25.93            25.84              --            (2.77)
  Year ended 12/31/98 ..................   23.17      (0.05)              12.99            12.94              --            (1.21)
  Year ended 12/31/97 ..................   19.36      (0.03)               3.84             3.81              --               --
  Year ended 12/31/96 ..................   17.43      (0.03)(ii)           2.14             2.11              --            (0.18)
  Year ended 12/31/95(i)(v) ............   10.00      (0.03)               7.46             7.43              --               --

ALGER AMERICAN INCOME &
GROWTH PORTFOLIO

  CLASS S
  Year ended 12/31/03 ..................  $ 7.27      $0.03              $ 2.12           $ 2.15          $(0.01)          $   --
  Eight months ended 12/31/02(i)(iv) ...    9.58       0.01               (2.32)           (2.31)             --               --
  CLASS O
  Year ended 12/31/03 ..................  $ 7.24      $0.05              $ 2.11           $ 2.16          $(0.03)          $   --
  Year ended 12/31/02 ..................   10.57       0.02               (3.29)           (3.27)          (0.06)              --
  Year ended 12/31/01 ..................   13.26       0.05               (1.86)           (1.81)          (0.05)           (0.83)
  Year ended 12/31/00 ..................   17.58       0.05               (0.44)           (0.39)          (0.01)           (3.92)
  Year ended 12/31/99 ..................   13.12       0.00                5.26             5.26           (0.03)           (0.77)
  Year ended 12/31/98 ..................   10.99       0.03                3.30             3.33           (0.04)           (1.16)
  Year ended 12/31/97 ..................    8.42       0.03                2.94             2.97           (0.04)           (0.36)
  Year ended 12/31/96 ..................   17.79       0.09(ii)            1.87             1.96           (0.33)          (11.00)
  Year ended 12/31/95 ..................   13.30       0.11(ii)            4.54             4.65           (0.16)              --
  Year ended 12/31/94 ..................   15.31       0.17               (1.47)           (1.30)          (0.15)           (0.56)

(i)    Ratios have been annualized; total return has not been annualized.

(ii)   Amount was computed based on average shares outstanding during the year.

(iii)  Amount has been reduced by 2.36% due to expense reimbursements.

(iv)   Commenced operations May 1, 2002.

(v)    Commenced operations January 25, 1995.

                                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                                              --------------------------------------
                                                                                                            RATIO OF NET
                                                                                                RATIO OF    INVESTMENT
                                                       NET ASSET               NET ASSETS,      EXPENSES    INCOME (LOSS)  PORTFOLIO
                                            TOTAL      VALUE, END    TOTAL     END OF PERIOD   TO AVERAGE     TO AVERAGE    TURNOVER
                                        DISTRIBUTIONS  OF PERIOD    RETURN   (000'S OMITTED)   NET ASSETS    NET ASSETS      RATE
                                       --------------  ----------  --------  ---------------  ------------  ------------    -------
ALGER AMERICAN BALANCED PORTFOLIO

  Year ended 12/31/03 ..................    $(0.26)      $13.34     18.73%      $   28,680       1.11%         1.25%        135.67%
  CLASS S
  Eight months ended 12/31/02(i)(iv) ...        --        11.47     (8.24)             494       1.17          1.67         188.76
  CLASS O
  Year ended 12/31/03 ..................    $(0.26)      $13.16     19.03%      $  308,990       0.87%         1.60%        135.67%
  Year ended 12/31/02 ..................     (0.20)       11.29    (12.29)         254,290       0.87          2.16         188.76
  Year ended 12/31/01 ..................     (0.44)       13.08     (1.93)         224,959       0.85          2.53          62.93
  Year ended 12/31/00 ..................     (1.39)       13.77     (2.76)         115,894       0.88          2.40          63.37
  Year ended 12/31/99 ..................     (1.01)       15.57     29.21           56,327       0.93          1.66         118.74
  Year ended 12/31/98 ..................     (0.99)       12.98     31.51           28,208       0.92          2.09          94.64
  Year ended 12/31/97 ..................     (0.28)       10.76     19.82           16,614       1.01          2.14         105.01
  Year ended 12/31/96 ..................     (5.62)        9.24     10.17           10,486       1.14          2.06          68.66
  Year ended 12/31/95 ..................     (0.22)       13.64     28.62            3,671       1.00          2.49         113.02
  Year ended 12/31/94 ..................     (0.28)       10.80     (4.27)          10,394       1.08          2.30          78.80

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO

  CLASS S
  Year ended 12/31/03 ..................    $   --       $27.96     34.23%      $    7,328       1.21%        (0.63)%       161.71%
  Eight months ended 12/31/02(i)(iv) ...        --        20.83    (26.81)             281       1.32         (0.92)        203.05
  CLASS O
  Year ended 12/31/03 ..................    $   --       $28.09     34.72%      $  382,289       0.97%        (0.36)%       161.71%
  Year ended 12/31/02 ..................        --        20.85    (33.91)         271,373       0.96         (0.49)        203.05
  Year ended 12/31/01 ..................     (1.19)       31.55    (15.93)         443,209       0.92          0.00         103.03
  Year ended 12/31/00 ..................     (5.38)       38.80    (24.83)         476,517       0.90         (0.03)        132.28
  Year ended 12/31/99 ..................     (2.77)       57.97     78.06          362,500       0.93         (0.49)        155.74
  Year ended 12/31/98 ..................     (1.21)       34.90     57.83          101,710       0.96         (0.27)        143.59
  Year ended 12/31/97 ..................        --        23.17     19.68           53,488       1.00         (0.17)        164.27
  Year ended 12/31/96 ..................     (0.18)       19.36     12.04           34,925       1.09         (0.15)        102.10
  Year ended 12/31/95(i)(v) ............        --        17.43     74.30            5,497       1.56(iii)    (0.71)        178.23

ALGER AMERICAN INCOME &
GROWTH PORTFOLIO
  CLASS S
  Year ended 12/31/03 ..................    $(0.01)      $ 9.41     29.63%      $       10       1.01%         0.35%        175.67%
  Eight months ended 12/31/02(i)(iv) ...        --         7.27    (24.11)               7       1.05          0.16         276.12

  CLASS O
  Year ended 12/31/03 ..................    $(0.03)      $ 9.37     29.84%      $  101,255       0.78%         0.60%        175.67%
  Year ended 12/31/02 ..................     (0.06)        7.24    (31.10)          85,066       0.79          0.25         276.12
  Year ended 12/31/01 ..................     (0.88)       10.57    (14.32)         144,006       0.72          0.52         110.04
  Year ended 12/31/00 ..................     (3.93)       13.26    (1.27)          150,783       0.70          0.43         142.43
  Year ended 12/31/99 ..................     (0.80)       17.58     42.45           91,250       0.70          0.03         193.23
  Year ended 12/31/98 ..................     (1.20)       13.12     32.39           77,926       0.70          0.31         131.67
  Year ended 12/31/97 ..................     (0.40)       10.99     36.29           47,399       0.74          0.56         150.09
  Year ended 12/31/96 ..................    (11.33)        8.42     19.68           20,910       0.81          0.94         121.60
  Year ended 12/31/95 ..................     (0.16)       17.79     35.13            8,639       0.75          0.61         164.05
  Year ended 12/31/94 ..................     (0.71)       13.30     (8.28)          29,135       0.75          1.22         177.97

FOR FUND INFORMATION:

By telephone:  (800) 992-3863

By mail:       The Alger American Fund
               111 Fifth Avenue
               New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED












THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND

                                 CLASS O SHARES

                       A POOLED FUNDING VEHICLE FOR:
                       o VARIABLE ANNUITY CONTRACTS
                       o VARIABLE LIFE INSURANCE POLICIES
                       o QUALIFIED PENSION PLANS
                       o QUALIFIED RETIREMENT PLANS




                                                       PROSPECTUS

                                                      MAY 1, 2004


                    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                           ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                  ALGER AMERICAN GROWTH PORTFOLIO
                        ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                         ALGER AMERICAN INCOME & GROWTH PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 [LOGO OMITTED}

                                                  THE ALGER
                                              AMERICAN FUND

                                             CLASS O SHARES





                                                 PROSPECTUS

                                                MAY 1, 2004

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............. Risk/Return Summary: Investments, Risks & Performance

       2 ...... Investments

                Alger American Small
                  Capitalization Portfolio ...............  2
                Alger American MidCap
                  Growth Portfolio .......................  2
                Alger American Growth Portfolio ..........  2
                Alger American Leveraged
                  AllCap Portfolio .......................  2
                Alger American Income &
                  Growth Portfolio .......................  2

       3 ...... Principal Risks

                Alger American Small
                  Capitalization Portfolio ...............  3
                Alger American MidCap
                  Growth Portfolio .......................  3
                Alger American Growth Portfolio ..........  3
                Alger American Leveraged
                  AllCap Portfolio .......................  3
                Alger American Income &
                  Growth Portfolio .......................  3

       3 ...... Performance

                Alger American Small
                  Capitalization Portfolio ...............  4
                Alger American MidCap
                  Growth Portfolio .......................  4
                Alger American Growth Portfolio ..........  4
                Alger American Leveraged
                  AllCap Portfolio .......................  5
                Alger American Income &
                  Growth Portfolio .......................  5

6 ............. Fees and Expenses
7 ............. Management and Organization
8 ............. Shareholder Information

                Distributor ..............................  8
                Transfer Agent ...........................  8
                Classes of Fund Shares ...................  9
                Purchasing and Redeeming
                  Fund Shares ............................  9

10 ............ Financial Highlights

Back Cover:     How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.


APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


GOAL

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

GOAL

The Alger American Income &Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

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PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o  the possibility of greater risk by investing in medium-sized companies rather
   than   larger,   more-established   companies   owing  to  such   factors  as
   inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


Additional risks of investing in the portfolio are:

o the possibility of greater risk by investing in small- and medium-sized companies (in addition to large, more-established companies) owing to such factors as inexperienced management and limited financial resources

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

RISKS APPLICABLE TO ALGER AMERICAN INCOME & GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons


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PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]

 -4.38   44.31    4.18   11.39   15.53   43.42   -27.20  -29.51  -26.22  42.34
   94      95      96      97      98      99       00      01      02     03

Best Quarter:          31.06%       Q4     1999
Worst Quarter:        -26.52%       Q1     2001

Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                          1 Year    5 Years  10 Years  (9/21/88)
--------------------------------------------------------------------------------
American Small Capitalization             42.34%    -5.02%     3.64%    10.45%
Russell 2000 Growth Index                 48.53%     0.86%     5.43%     7.71%


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]

 -1.54   44.45   11.90   15.01   30.30   31.85    9.18   -6.52   -29.54  47.79
   94      95      96      97      98      99      00      01       02     03

Best Quarter:         27.07%      Q4      1998
Worst Quarter:       -18.60%      Q3      2002

Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                          1 Year    5 Years  10 Years  (5/3/93)
--------------------------------------------------------------------------------
American MidCap Growth                    47.79%     6.98%    12.82%    15.45%
Russell Midcap Growth Index               42.72%     2.01%     9.40%    10.17%


ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]

  1.45   36.37   13.35   25.75   48.07   33.74   -14.77  -11.81  -32.99  35.16
   94      95      96      97      98      99       00      01      02     03

Best Quarter:           25.93%      Q4       1998
Worst Quarter:         -20.20%      Q3       2002

Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                          1 Year   5 Years  10 Years   (1/9/89)
--------------------------------------------------------------------------------
American Growth                           35.16%    -1.86%    10.27%    13.47%
Russell 1000 Growth Index                 29.76%    -5.11%     9.21%    11.21%

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]

         12.04   19.68   57.83   78.06   -24.83  -15.93  -33.91  34.72
           96      97      98      99       00      01      02     03

Best Quarter:          40.16%       Q4       1999
Worst Quarter:        -21.93%       Q4       2000

Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                                    1 Year    5 Years  (1/25/95)
--------------------------------------------------------------------------------
American Leveraged AllCap                           34.72%     0.04%    15.76%
Russell 3000 Growth Index                           30.95%    -4.70%     9.47%


ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]

 -8.28   35.13   19.68   36.29   32.39   42.45   -1.27   -14.32  -31.1   29.84
   94      95      96      97      98      99      00       01      02     03

Best Quarter:          35.96%       Q4       1999
Worst Quarter:        -19.33%       Q3       2002

Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                          1 Year   5 Years  10 Years  (11/15/88)
--------------------------------------------------------------------------------
American Income & Growth                  29.84%     1.51%    11.18%    10.68%
Russell 1000 Growth Index                 29.76%    -5.11%     9.21%    11.35%


The Fund also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

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FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolios.


                                                        ANNUAL FUND OPERATING EXPENSES
                                                         (expenses that are deducted
                                                              from Fund assets)
                                         --------------------------------------------------------
                      SHAREHOLDER FEES
                         (fees paid                                                 TOTAL ANNUAL
                       directly from      Management    Distribution     Other     FUND OPERATING
                      your investment)       Fees       (12b-1) Fees    Expenses      EXPENSES
=================================================================================================
ALGER AMERICAN SMALL        None             .85%           None          .12%          .97%
CAPITALIZATION
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .80%           None          .13%          .93%
MIDCAP GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .75%           None          .10%          .85%
GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .85%           None          .12%          .97%
LEVERAGED ALLCAP
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .625%          None          .155%         .78%
INCOME &GROWTH
PORTFOLIO
SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------

Example

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                         1 Year    3 Years   5 Years   10 Years
================================================================================
  ALGER AMERICAN SMALL                    $99       $309      $536      $1,190
  CAPITALIZATION
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                          $95       $296      $515      $1,143
  MIDCAP GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                          $87       $271      $471      $1,049
  GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                          $99       $309      $536      $1,190
  LEVERAGED ALLCAP
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                          $80       $249      $433      $  966
  INCOME & GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

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MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%; Income & Growth Portfolio--.625%.

PORTFOLIO  MANAGERS

Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Jill Greenwald, CFA, Kevin Collins, CFA and Andrew Silverberg are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio and co-manager of the Growth Portfolio since September 2001, and co-manager of the Income & Growth Portfolio since September 2003 (and manager prior thereto from September 2001), has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior port folio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and
Investment Officer at J&W Seligman & Co. from 1999 until November 2001. Mr. Collins, co-manager of the Income & Growth Portfolio since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003. Mr. Silverberg, assistant portfolio manager of the MidCap Growth Portfolio since September 2003, has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.


LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the

Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.


Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, et al, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, et al, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, et al, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.


On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.


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SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In cer-tain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.

CLASSES OF FUND SHARES

Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.


A portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's


                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                -------------------------------

                                        NET ASSET                     NET REALIZED                                     DISTRIBUTIONS
                                          VALUE                      AND UNREALIZED     TOTAL FROM    DIVIDENDS FROM     FROM NET
                                        BEGINNING   NET INVESTMENT     GAIN (LOSS)      INVESTMENT    NET INVESTMENT     REALIZED
                                        OF PERIOD    INCOME (LOSS)   ON INVESTMENTS     OPERATIONS        INCOME           GAINS
                                       -----------  --------------   ---------------   ------------   --------------    -----------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $12.21     $(0.15)             $ 5.32           $ 5.17           $  --          $    --
   Year ended 12/31/02 .................   16.55      (0.11)              (4.23)           (4.34)             --               --
   Year ended 12/31/01 .................   23.49      (0.03)              (6.90)           (6.93)          (0.01)              --
   Year ended 12/31/00 .................   55.15       0.01(ii)          (12.80)          (12.79)             --           (18.87)
   Year ended 12/31/99 .................   43.97      (0.12)(ii)          16.98            16.86              --            (5.68)
   Year ended 12/31/98 .................   43.75      (0.02)               6.30             6.28              --            (6.06)
   Year ended 12/31/97 .................   40.91      (0.05)(ii)           4.45             4.40              --            (1.56)
   Year ended 12/31/96 .................   39.41      (0.04)(ii)           1.70             1.66              --            (0.16)
   Year ended 12/31/95 .................   27.31      (0.09)              12.19            12.10              --               --
   Year ended 12/31/94 .................   30.88      (0.03)(ii)          (1.45)           (1.48)             --            (2.09)

AMERICAN MIDCAP GROWTH PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $12.45     $(0.05)             $ 6.00           $ 5.95          $   --          $    --
   Year ended 12/31/02 .................   17.67      (0.10)              (5.12)           (5.22)             --               --
   Year ended 12/31/01 .................   30.62      (0.09)(ii)          (1.23)           (1.32)             --           (11.63)
   Year ended 12/31/00 .................   32.23      (0.03)(ii)           2.79             2.76              --            (4.37)
   Year ended 12/31/99 .................   28.87      (0.05)               8.00             7.95              --            (4.59)
   Year ended 12/31/98 .................   24.18       0.00(ii)            6.95             6.95              --            (2.26)
   Year ended 12/31/97 .................   21.35      (0.04)               3.20             3.16           (0.01)           (0.32)
   Year ended 12/31/96 .................   19.44       0.03                2.29             2.32              --            (0.41)
   Year ended 12/31/95 .................   13.46      (0.03)               6.01             5.98              --               --
   Year ended 12/31/94 .................   13.72       0.00(ii)           (0.21)           (0.21)             --            (0.05)

ALGER AMERICAN GROWTH PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $24.63     $(0.02)             $ 8.68           $ 8.66          $   --          $    --
   Year ended 12/31/02 .................   36.77      (0.01)             (12.12)          (12.13)          (0.01)              --
   Year ended 12/31/01 .................   47.27       0.01               (4.88)           (4.87)          (0.10)           (5.53)
   Year ended 12/31/00 .................   64.38       0.10               (8.75)           (8.65)             --            (8.46)
   Year ended 12/31/99 .................   53.22      (0.03)              16.66            16.63           (0.08)           (5.39)
   Year ended 12/31/98 .................   42.76       0.09               18.32            18.41           (0.13)           (7.82)
   Year ended 12/31/97 .................   34.33       0.13                8.66             8.79           (0.13)           (0.23)
   Year ended 12/31/96 .................   31.16       0.12                4.00             4.12           (0.02)           (0.93)
   Year ended 12/31/95 .................   23.13       0.02                8.33             8.35           (0.07)           (0.25)
   Year ended 12/31/94 .................   24.67       0.07                0.15             0.22           (0.03)           (1.73)

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $20.85     $(0.07)             $ 7.31           $ 7.24          $   --          $    --
   Year ended 12/31/02 .................   31.55      (0.14)             (10.56)          (10.70)             --               --
   Year ended 12/31/01 .................   38.80       0.00(ii)           (6.06)           (6.06)             --            (1.19)
   Year ended 12/31/00 .................   57.97      (0.02)(ii)         (13.77)          (13.79)             --            (5.38)
   Year ended 12/31/99 .................   34.90      (0.09)              25.93            25.84              --            (2.77)
   Year ended 12/31/98 .................   23.17      (0.05)              12.99            12.94              --            (1.21)
   Year ended 12/31/97 .................   19.36      (0.03)               3.84             3.81              --               --
   Year ended 12/31/96 .................   17.43      (0.03)(ii)           2.14             2.11              --            (0.18)
   Year ended 12/31/95(i)(iv) ..........   10.00      (0.03)               7.46             7.43              --               --

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $ 7.24     $ 0.05              $ 2.11           $ 2.16          $(0.03)         $    --
   Year ended 12/31/02 .................   10.57       0.02               (3.29)           (3.27)          (0.06)              --
   Year ended 12/31/01 .................   13.26       0.05               (1.86)           (1.81)          (0.05)           (0.83)
   Year ended 12/31/00 .................   17.58       0.05               (0.44)           (0.39)          (0.01)           (3.92)
   Year ended 12/31/99 .................   13.12       0.00                5.26             5.26           (0.03)           (0.77)
   Year ended 12/31/98 .................   10.99       0.03                3.30             3.33           (0.04)           (1.16)
   Year ended 12/31/97 .................    8.42       0.03                2.94             2.97           (0.04)           (0.36)
   Year ended 12/31/96 .................   17.79       0.09(ii)            1.87             1.96           (0.33)          (11.00)
   Year ended 12/31/95 .................   13.30       0.11(ii)            4.54             4.65           (0.16)              --
   Year ended 12/31/94 .................   15.31       0.17               (1.47)           (1.30)          (0.15)           (0.56)
------------------------------------------------------------------------------------------------------------------------------------

(i)    Ratios have been annualized;  total return has not been annualized.

(ii)   Amount was computed based on average shares  outstanding during the year.

independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

                                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                                              --------------------------------------
                                                                                                            RATIO OF NET
                                                                                                RATIO OF    INVESTMENT
                                                       NET ASSET               NET ASSETS,      EXPENSES    INCOME (LOSS)  PORTFOLIO
                                           TOTAL      VALUE, END    TOTAL     END OF PERIOD   TO AVERAGE     TO AVERAGE    TURNOVER
                                        DISTRIBUTIONS  OF PERIOD    RETURN   (000'S OMITTED)   NET ASSETS    NET ASSETS      RATE
                                       --------------  ----------  --------  ---------------  ------------  ------------   ---------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................   $   --       $17.38     42.34%      $  496,076       0.97%         (0.70)%       146.69%
   Year ended 12/31/02 .................       --        12.21    (26.22)         376,550       0.97          (0.69)        111.82
   Year ended 12/31/01 .................    (0.01)       16.55    (29.51)         517,364       0.92          (0.27)        181.80
   Year ended 12/31/00 .................   (18.87)       23.49    (27.20)         700,370       0.90           0.03         217.69
   Year ended 12/31/99 .................    (5.68)       55.15     43.42          674,864       0.90          (0.28)        182.25
   Year ended 12/31/98 .................    (6.06)       43.97     15.53        1,216,584       0.89          (0.20)        142.90
   Year ended 12/31/97 .................    (1.56)       43.75     11.39          997,586       0.89          (0.12)        104.43
   Year ended 12/31/96 .................    (0.16)       40.91      4.18        1,469,518       0.88          (0.09)        110.04
   Year ended 12/31/95 .................       --        39.41     44.31          984,212       0.92          (0.48)         80.66
   Year ended 12/31/94 .................    (2.09)       27.31     (4.38)         397,037       0.96          (0.10)        117.61

AMERICAN MIDCAP GROWTH PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................   $   --       $18.40     47.79%      $  414,590       0.93%         (0.70)%       196.43%
   Year ended 12/31/02 .................       --        12.45    (29.54)         240,063       0.93          (0.56)        323.83
   Year ended 12/31/01 .................   (11.63)       17.67     (6.52)         355,015       0.88          (0.45)        130.11
   Year ended 12/31/00 .................    (4.37)       30.62      9.18          332,734       0.84          (0.09)        130.85
   Year ended 12/31/99 .................    (4.59)       32.23     31.85          931,397       0.85          (0.21)        162.30
   Year ended 12/31/98 .................    (2.26)       28.87     30.30          689,571       0.84           0.00         152.21
   Year ended 12/31/97 .................    (0.33)       24.18     15.01          444,967       0.84          (0.15)        151.98
   Year ended 12/31/96 .................    (0.41)       21.35     11.90          394,847       0.84           0.08          90.97
   Year ended 12/31/95 .................       --        19.44     44.45          185,349       0.90          (0.25)        104.74
   Year ended 12/31/94 .................    (0.05)       13.46     (1.54)          62,178       0.97           0.03          83.96

ALGER AMERICAN GROWTH PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................   $   --       $33.29     35.16%      $1,115,959       0.85%         (0.05)%       167.53%
   Year ended 12/31/02 .................    (0.01)       24.63    (32.99)         874,914       0.85          (0.01)        238.03
   Year ended 12/31/01 .................    (5.63)       36.77    (11.81)       1,540,327       0.81           0.03          87.79
   Year ended 12/31/00 .................    (8.46)       47.27    (14.77)       1,809,937       0.79           0.12         108.27
   Year ended 12/31/99 .................    (5.47)       64.38     33.74        3,387,526       0.79          (0.03)        135.13
   Year ended 12/31/98 .................    (7.95)       53.22     48.07        1,905,719       0.79           0.25         127.38
   Year ended 12/31/97 .................    (0.36)       42.76     25.75        1,072,529       0.79           0.27         129.50
   Year ended 12/31/96 .................    (0.95)       34.33     13.35          991,028       0.79           0.50          82.86
   Year ended 12/31/95 .................    (0.32)       31.16     36.37          502,974       0.85           0.18         118.33
   Year ended 12/31/94 .................    (1.76)       23.13      1.45          150,390       0.86           0.48         111.76

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................   $   --       $28.09     34.72%      $  382,289       0.97%         (0.36)%       161.71%
   Year ended 12/31/02 .................       --        20.85    (33.91)         271,373       0.96          (0.49)        203.05
   Year ended 12/31/01 .................    (1.19)       31.55    (15.93)         443,209       0.92           0.00         103.03
   Year ended 12/31/00 .................    (5.38)       38.80    (24.83)         476,517       0.90          (0.03)        132.28
   Year ended 12/31/99 .................    (2.77)       57.97     78.06          362,500       0.93          (0.49)        155.74
   Year ended 12/31/98 .................    (1.21)       34.90     57.83          101,710       0.96          (0.27)        143.59
   Year ended 12/31/97 .................       --        23.17     19.68           53,488       1.00          (0.17)        164.27
   Year ended 12/31/96 .................    (0.18)       19.36     12.04           34,925       1.09          (0.15)        102.10
   Year ended 12/31/95(i)(iv) ..........       --        17.43     74.30            5,497       1.56(iii)     (0.71)        178.23

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................   $(0.03)      $ 9.37     29.84%      $  101,255       0.78%          0.60%        175.67%
   Year ended 12/31/02 .................    (0.06)        7.24    (31.10)          85,066       0.79           0.25         276.12
   Year ended 12/31/01 .................    (0.88)       10.57    (14.32)         144,006       0.72           0.52         110.04
   Year ended 12/31/00 .................    (3.93)       13.26     (1.27)         150,783       0.70           0.43         142.43
   Year ended 12/31/99 .................    (0.80)       17.58     42.45           91,250       0.70           0.03         193.23
   Year ended 12/31/98 .................    (1.20)       13.12     32.39           77,926       0.70           0.31         131.67
   Year ended 12/31/97 .................    (0.40)       10.99     36.29           47,399       0.74           0.56         150.09
   Year ended 12/31/96 .................   (11.33)        8.42     19.68           20,910       0.81           0.94         121.60
   Year ended 12/31/95 .................    (0.16)       17.79     35.13            8,639       0.75           0.61         164.05
   Year ended 12/31/94 .................    (0.71)       13.30     (8.28)          29,135       0.75           1.22         177.97
------------------------------------------------------------------------------------------------------------------------------------

(iii)  Amount  has been  reduced by 2.36% due to  expense  reimbursements.

(iv)   Commenced operations January 25, 1995.

                      [This page intentionally left blank]

FOR FUND INFORMATION:

By telephone:     (800) 992-3863

By mail:          The Alger American Fund
                  111 Fifth Avenue
                  New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES

                       A POOLED FUNDING VEHICLE FOR:
                       o VARIABLE ANNUITY CONTRACTS
                       o VARIABLE LIFE INSURANCE POLICIES
                       o QUALIFIED PENSION PLANS
                       o QUALIFIED RETIREMENT PLANS



                                                                      PROSPECTUS

                                                                     MAY 1, 2004




                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                                        ALGER AMERICAN INCOME & GROWTH PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                 [LOGO OMITTED]

                                            THE ALGER
                                        AMERICAN FUND

                                       CLASS S SHARES




                                           PROSPECTUS

                                          MAY 1, 2004

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............. Risk/Return Summary: Investments, Risks & Performance

       2 ...... Investments


                Alger American Small
                  Capitalization Portfolio ...............  2
                Alger American MidCap
                  Growth Portfolio .......................  2
                Alger American Growth Portfolio ..........  2
                Alger American Leveraged
                  AllCap Portfolio .......................  2
                Alger American Income &
                  Growth Portfolio .......................  2


       3 ...... Principal Risks


                Alger American Small
                  Capitalization Portfolio ...............  3
                Alger American MidCap
                  Growth Portfolio .......................  3
                Alger American Growth Portfolio ..........  3
                Alger American Leveraged
                  AllCap Portfolio .......................  3
                Alger American Income &
                  Growth Portfolio .......................  3

       3 ...... Performance

                Alger American Small
                  Capitalization Portfolio ...............  4
                Alger American MidCap
                  Growth Portfolio .......................  4
                Alger American Growth Portfolio ..........  4
                Alger American Leveraged
                  AllCap Portfolio .......................  5
                Alger American Income &
                  Growth Portfolio .......................  5


6 ............. Fees and Expenses
7 ............. Management and Organization
8 ............. Shareholder Information

                Distributor ..............................  8
                Transfer Agent ...........................  8
                Classes of Fund Shares ...................  9
                Purchasing and Redeeming
                  Fund Shares ............................  9

10 ............ Financial Highlights

Back Cover:     How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


GOAL

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

GOAL

The Alger American Income &Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o  the possibility of greater risk by investing in medium-sized companies rather
   than   larger,   more-established   companies   owing  to  such   factors  as
   inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


Additional risks of investing in the portfolio are:

o the possiblity of greater risk by investing in small- and medium-sized companies (in addition to large, more-established companies) owing to such factors as inexperienced management and limited financial resources

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

RISKS APPLICABLE TO ALGER AMERICAN INCOME & GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show each portfolio's performance for 2003, the only full calendar year in which Class S shares were outstanding. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables give some indication of the risks of an investment in a portfolio by comparing the portfolio's performance with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index:An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

        [The table below represents a bar chart in the printed report.]

                                      42.00
                                       03

Best Quarter:          16.31%       Q2     2003
Worst Quarter:         -0.90%       Q1     2003

Average Annual Total Return as of December 31, 2003
Class S

                                                                         Since
                                                                       Inception
                                                    1 Year              (5/1/02)
--------------------------------------------------------------------------------
American Small Capitalization                       42.00%                4.74%
Russell 2000 Growth Index                           48.53%                4.72%


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

        [The table below represents a bar chart in the printed report.]

                                     47.47
                                       03

Best Quarter:          20.62%       Q2     2003
Worst Quarter:          1.85%       Q1     2003

Average Annual Total Return as of December 31, 2003
Class S

                                                                         Since
                                                                       Inception
                                                    1 Year             (5/1/02)
--------------------------------------------------------------------------------
American MidCap Growth                              47.47%                5.77%
Russell Midcap Growth Index                         42.72%                6.67%


ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

        [The table below represents a bar chart in the printed report.]

                                      34.82
                                       03

Best Quarter:          17.23%       Q2     2003
Worst Quarter:         -0.49%       Q1     2003

Average Annual Total Return as of December 31, 2003
Class S

                                                                         Since
                                                                       Inception
                                                    1 Year             (5/1/02)
--------------------------------------------------------------------------------
American Growth                                     34.82%               -0.18%
Russell 1000 Growth Index                           29.76%                2.73%

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

        [The table below represents a bar chart in the printed report.]

                                     34.23
                                       03

Best Quarter:          16.42%       Q2     2003
Worst Quarter:          1.68%       Q3     2003

Average Annual Total Return as of December 31, 2003
Class S

                                                                         Since
                                                                       Inception
                                                    1 Year              (5/1/02)
--------------------------------------------------------------------------------
American Leveraged AllCap                           34.23%               -1.06%
Russell 3000 Growth Index                           30.95%                2.86%

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

        [The table below represents a bar chart in the printed report.]

                                     29.63
                                       03

Best Quarter:          16.13%       Q2     2003
Worst Quarter:         -2.61%       Q1     2003

Average Annual Total Return as of December 31, 2003
Class S

                                                                         Since
                                                                       Inception
                                                    1 Year              (5/1/02)
--------------------------------------------------------------------------------
American Income & Growth                            29.63%               -0.98%
Russell 1000 Growth Index                           29.76%                2.73%

The Fund also offers Class O shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolios.


                                                        ANNUAL FUND OPERATING EXPENSES
                                                         (expenses that are deducted
                                                              from Fund assets)
                                         --------------------------------------------------------
                      SHAREHOLDER FEES
                         (fees paid                                                 TOTAL ANNUAL
                       directly from      Management    Distribution     Other     FUND OPERATING
                      your investment)       Fees       (12b-1) Fees    Expenses      EXPENSES
=================================================================================================
ALGER AMERICAN SMALL        None             .85%           .25%          .13%          1.23%
CAPITALIZATION
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .80%           .25%          .13%          1.18%
MIDCAP GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .75%           .25%          .10%          1.10%
GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .85%           .25%          .11%          1.21%
LEVERAGED ALLCAP
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .625%          .25%          .135%         1.01%
INCOME & GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------

Example

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                         1 Year    3 Years   5 Years   10 Years
================================================================================
  ALGER AMERICAN SMALL                     $125      $390      $676     $1,489
  CAPITALIZATION
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                           $120      $375      $649     $1,432
  MIDCAP GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                           $112      $350      $606     $1,340
  GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                           $123      $384      $665     $1,466
  LEVERAGED ALLCAP
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                           $103      $322      $558     $1,236
  INCOME & GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%; Income & Growth Portfolio--.625%.

PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Jill Greenwald, CFA, Kevin Collins, CFA and Andrew Silverberg are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio and co-manager of the Growth Portfolio since September 2001, and co-manager of the Income & Growth Portfolio since September 2003 (and manager prior thereto from September 2001), has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and
Investment Officer at J&W Seligman & Co. from 1999 until November 2001. Mr. Collins, co-manager of the Income & Growth Portfolio since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003. Mr. Silverberg, assistant portfolio manager of the MidCap Growth Portfolio since September 2003, has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.

LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of

1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.

CLASSES OF FUND SHARES

Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, pursuant to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.


A portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Because Class S shares have been outstanding only since 2002, information is provided also with respect to Class O shares. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                -------------------------------

                                        NET ASSET                     NET REALIZED                                     DISTRIBUTIONS
                                          VALUE                      AND UNREALIZED     TOTAL FROM    DIVIDENDS FROM     FROM NET
                                        BEGINNING   NET INVESTMENT     GAIN (LOSS)      INVESTMENT    NET INVESTMENT     REALIZED
                                        OF PERIOD    INCOME (LOSS)   ON INVESTMENTS     OPERATIONS        INCOME           GAINS
                                       -----------  --------------   ---------------   ------------   --------------   -------------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $12.19     $(0.15)             $ 5.27           $ 5.12           $  --           $   --
   Eight months ended 12/31/02(i)(iv) ..   16.02      (0.08)              (3.75)           (3.83)             --               --
   CLASS O
   Year ended 12/31/03 .................  $12.21     $(0.15)             $ 5.32           $ 5.17           $  --           $   --
   Year ended 12/31/02 .................   16.55      (0.11)              (4.23)           (4.34)             --               --
   Year ended 12/31/01 .................   23.49      (0.03)              (6.90)           (6.93)          (0.01)              --
   Year ended 12/31/00 .................   55.15       0.01(ii)          (12.80)          (12.79)             --           (18.87)
   Year ended 12/31/99 .................   43.97      (0.12)(ii)          16.98            16.86              --            (5.68)
   Year ended 12/31/98 .................   43.75      (0.02)               6.30             6.28              --            (6.06)
   Year ended 12/31/97 .................   40.91      (0.05)(ii)           4.45             4.40              --            (1.56)
   Year ended 12/31/96 .................   39.41      (0.04)(ii)           1.70             1.66              --            (0.16)
   Year ended 12/31/95 .................   27.31      (0.09)              12.19            12.10              --               --
   Year ended 12/31/94 .................   30.88      (0.03)(ii)          (1.45)           (1.48)             --            (2.09)

ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $12.43     $(0.14)             $ 6.04           $ 5.90           $  --           $   --
   Eight months ended 12/31/02(i)(iv) ..   16.69      (0.07)              (4.19)           (4.26)             --               --
   CLASS O
   Year ended 12/31/03 .................  $12.45     $(0.05)             $ 6.00           $ 5.95           $  --           $   --
   Year ended 12/31/02 .................   17.67      (0.10)              (5.12)           (5.22)             --               --
   Year ended 12/31/01 .................   30.62      (0.09)(ii)          (1.23)           (1.32)             --           (11.63)
   Year ended 12/31/00 .................   32.23      (0.03)(ii)           2.79             2.76              --            (4.37)
   Year ended 12/31/99 .................   28.87      (0.05)               8.00             7.95              --            (4.59)
   Year ended 12/31/98 .................   24.18       0.00(ii)            6.95             6.95              --            (2.26)
   Year ended 12/31/97 .................   21.35      (0.04)               3.20             3.16           (0.01)           (0.32)
   Year ended 12/31/96 .................   19.44       0.03                2.29             2.32              --            (0.41)
   Year ended 12/31/95 .................   13.46      (0.03)               6.01             5.98              --               --
   Year ended 12/31/94 .................   13.72       0.00(ii)           (0.21)           (0.21)             --            (0.05)

ALGER AMERICAN GROWTH PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $24.61     $(0.05)             $ 8.62           $ 8.57           $  --           $   --
   Eight months ended 12/31/02(i)(iv) ..   33.28      (0.01)              (8.66)           (8.67)             --               --
   CLASS O
   Year ended 12/31/03 .................  $24.63     $(0.02)             $ 8.68           $ 8.66           $  --           $   --
   Year ended 12/31/02 .................   36.77      (0.01)             (12.12)          (12.13)          (0.01)              --
   Year ended 12/31/01 .................   47.27       0.01               (4.88)           (4.87)          (0.10)           (5.53)
   Year ended 12/31/00 .................   64.38       0.10               (8.75)           (8.65)             --            (8.46)
   Year ended 12/31/99 .................   53.22      (0.03)              16.66            16.63           (0.08)           (5.39)
   Year ended 12/31/98 .................   42.76       0.09               18.32            18.41           (0.13)           (7.82)
   Year ended 12/31/97 .................   34.33       0.13                8.66             8.79           (0.13)           (0.23)
   Year ended 12/31/96 .................   31.16       0.12                4.00             4.12           (0.02)           (0.93)
   Year ended 12/31/95 .................   23.13       0.02                8.33             8.35           (0.07)           (0.25)
   Year ended 12/31/94 .................   24.67       0.07                0.15             0.22           (0.03)           (1.73)

                                                                                                    RATIOS/SUPPLEMENTAL DATA
                                                                                             --------------------------------------
                                                                                                           RATIO OF NET
                                                                                               RATIO OF    INVESTMENT
                                                      NET ASSET               NET ASSETS,      EXPENSES    INCOME (LOSS)  PORTFOLIO
                                          TOTAL      VALUE, END    TOTAL     END OF PERIOD   TO AVERAGE     TO AVERAGE    TURNOVER
                                       DISTRIBUTIONS  OF PERIOD    RETURN   (000'S OMITTED)   NET ASSETS    NET ASSETS      RATE
                                      --------------  ----------  --------  ---------------  ------------  ------------   ---------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................   $   --       $17.31     42.00%      $    4,556       1.23%         (1.02)%      146.69%
   Eight months ended 12/31/02(i)(iv) ..       --        12.19    (23.91)               7       1.20          (0.87)       111.82
   CLASS O
   Year ended 12/31/03 .................   $   --       $17.38     42.34%      $  496,076       0.97%         (0.70)%      146.69%
   Year ended 12/31/02 .................       --        12.21    (26.22)         376,550       0.97          (0.69)       111.82
   Year ended 12/31/01 .................    (0.01)       16.55    (29.51)         517,364       0.92          (0.27)       181.80
   Year ended 12/31/00 .................   (18.87)       23.49    (27.20)         700,370       0.90           0.03        217.69
   Year ended 12/31/99 .................    (5.68)       55.15     43.42          674,864       0.90          (0.28)       182.25
   Year ended 12/31/98 .................    (6.06)       43.97     15.53        1,216,584       0.89          (0.20)       142.90
   Year ended 12/31/97 .................    (1.56)       43.75     11.39          997,586       0.89          (0.12)       104.43
   Year ended 12/31/96 .................    (0.16)       40.91      4.18        1,469,518       0.88          (0.09)       110.04
   Year ended 12/31/95 .................       --        39.41     44.31          984,212       0.92          (0.48)        80.66
   Year ended 12/31/94 .................    (2.09)       27.31     (4.38)         397,037       0.96          (0.10)       117.61

ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................   $   --       $18.33     47.47%      $       43       1.18%         (0.94%)      196.43%
   Eight months ended 12/31/02(i)(iv) ..       --        12.43    (25.52)               8       1.19          (0.75)       323.83
   CLASS O
   Year ended 12/31/03 .................   $   --       $18.40     47.79%      $  414,590       0.93%         (0.70)%      196.43%
   Year ended 12/31/02 .................       --        12.45    (29.54)         240,063       0.93          (0.56)       323.83
   Year ended 12/31/01 .................   (11.63)       17.67     (6.52)         355,015       0.88          (0.45)       130.11
   Year ended 12/31/00 .................    (4.37)       30.62      9.18          332,734       0.84          (0.09)       130.85
   Year ended 12/31/99 .................    (4.59)       32.23     31.85          931,397       0.85          (0.21)       162.30
   Year ended 12/31/98 .................    (2.26)       28.87     30.30          689,571       0.84           0.00        152.21
   Year ended 12/31/97 .................    (0.33)       24.18     15.01          444,967       0.84          (0.15)       151.98
   Year ended 12/31/96 .................    (0.41)       21.35     11.90          394,847       0.84           0.08         90.97
   Year ended 12/31/95 .................       --        19.44     44.45          185,349       0.90          (0.25)       104.74
   Year ended 12/31/94 .................    (0.05)       13.46     (1.54)          62,178       0.97           0.03         83.96

ALGER AMERICAN GROWTH PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................   $   --       $33.18     34.82%      $    1,726       1.10%         (0.16)%      167.53%
   Eight months ended 12/31/02(i)(iv) ..       --        24.61    (26.05)              19       1.10          (0.13)       238.03
   CLASS O
   Year ended 12/31/03 .................   $   --       $33.29     35.16%      $1,115,959       0.85%         (0.05)%      167.53%
   Year ended 12/31/02 .................   $(0.01)       24.63    (32.99)         874,914       0.85          (0.01)       238.03
   Year ended 12/31/01 .................    (5.63)       36.77    (11.81)       1,540,327       0.81           0.03         87.79
   Year ended 12/31/00 .................    (8.46)       47.27    (14.77)       1,809,937       0.79           0.12        108.27
   Year ended 12/31/99 .................    (5.47)       64.38     33.74        3,387,526       0.79          (0.03)       135.13
   Year ended 12/31/98 .................    (7.95)       53.22     48.07        1,905,719       0.79           0.25        127.38
   Year ended 12/31/97 .................    (0.36)       42.76     25.75        1,072,529       0.79           0.27        129.50
   Year ended 12/31/96 .................    (0.95)       34.33     13.35          991,028       0.79           0.50         82.86
   Year ended 12/31/95 .................    (0.32)       31.16     36.37          502,974       0.85           0.18        118.33
   Year ended 12/31/94 .................    (1.76)       23.13      1.45          150,390       0.86           0.48        111.76

                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                -------------------------------

                                        NET ASSET                     NET REALIZED                                     DISTRIBUTIONS
                                          VALUE                      AND UNREALIZED     TOTAL FROM    DIVIDENDS FROM     FROM NET
                                        BEGINNING   NET INVESTMENT     GAIN (LOSS)      INVESTMENT    NET INVESTMENT     REALIZED
                                        OF PERIOD    INCOME (LOSS)   ON INVESTMENTS     OPERATIONS        INCOME           GAINS
                                       -----------  --------------   ---------------   ------------   --------------   -------------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $20.83     $(0.16)             $ 7.29           $ 7.13          $   --           $   --
   Eight months ended 12/31/02(i)(iv) ..   28.46      (0.02)              (7.61)           (7.63)             --               --
   CLASS O
   Year ended 12/31/03 .................  $20.85     $(0.07)             $ 7.31           $ 7.24          $   --           $   --
   Year ended 12/31/02 .................   31.55      (0.14)             (10.56)          (10.70)             --               --
   Year ended 12/31/01 .................   38.80       0.00(ii)           (6.06)           (6.06)             --            (1.19)
   Year ended 12/31/00 .................   57.97      (0.02)(ii)         (13.77)          (13.79)             --            (5.38)
   Year ended 12/31/99 .................   34.90      (0.09)              25.93            25.84              --            (2.77)
   Year ended 12/31/98 .................   23.17      (0.05)              12.99            12.94              --            (1.21)
   Year ended 12/31/97 .................   19.36      (0.03)               3.84             3.81              --               --
   Year ended 12/31/96 .................   17.43      (0.03)(ii)           2.14             2.11              --            (0.18)
   Year ended 12/31/95(i)(v) ...........   10.00      (0.03)               7.46             7.43              --               --

ALGER AMERICAN INCOME &
GROWTH PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $ 7.27     $ 0.03              $ 2.12           $ 2.15          $(0.01)          $   --
   Eight months ended 12/31/02(i)(iv) ..    9.58       0.01               (2.32)           (2.31)             --               --
   CLASS O
   Year ended 12/31/03 .................  $ 7.24     $ 0.05              $ 2.11           $ 2.16          $(0.03)          $   --
   Year ended 12/31/02 .................   10.57       0.02               (3.29)           (3.27)          (0.06)              --
   Year ended 12/31/01 .................   13.26       0.05               (1.86)           (1.81)          (0.05)           (0.83)
   Year ended 12/31/00 .................   17.58       0.05               (0.44)           (0.39)          (0.01)           (3.92)
   Year ended 12/31/99 .................   13.12       0.00                5.26             5.26           (0.03)           (0.77)
   Year ended 12/31/98 .................   10.99       0.03                3.30             3.33           (0.04)           (1.16)
   Year ended 12/31/97 .................    8.42       0.03                2.94             2.97           (0.04)           (0.36)
   Year ended 12/31/96 .................   17.79       0.09(ii)            1.87             1.96           (0.33)          (11.00)
   Year ended 12/31/95 .................   13.30       0.11(ii)            4.54             4.65           (0.16)              --
   Year ended 12/31/94 .................   15.31       0.17               (1.47)           (1.30)          (0.15)           (0.56)
------------------------------------------------------------------------------------------------------------------------------------

(i)    Ratios have been annualized; total return has not been annualized.

(ii)   Amount was computed based on average shares outstanding during the year.

(iii)  Amount  has been  reduced by 2.36% due to  expense  reimbursements.

(iv)   Commenced operations May 1, 2002.

(v)    Commenced operations January 25, 1995.

                                                                                                    RATIOS/SUPPLEMENTAL DATA
                                                                                             --------------------------------------
                                                                                                           RATIO OF NET
                                                                                               RATIO OF    INVESTMENT
                                                      NET ASSET               NET ASSETS,      EXPENSES    INCOME (LOSS)  PORTFOLIO
                                          TOTAL      VALUE, END    TOTAL     END OF PERIOD   TO AVERAGE     TO AVERAGE    TURNOVER
                                       DISTRIBUTIONS  OF PERIOD    RETURN   (000'S OMITTED)   NET ASSETS    NET ASSETS      RATE
                                      --------------  ----------  --------  ---------------  ------------  ------------   ---------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................   $   --       $17.31     42.00%      $    4,556       1.23%         (1.02)%      146.69%
   Eight months ended 12/31/02(i)(iv) ..       --        12.19    (23.91)               7       1.20          (0.87)       111.82
   CLASS O
   Year ended 12/31/03 .................   $   --       $17.38     42.34%      $  496,076       0.97%         (0.70)%      146.69%
   Year ended 12/31/02 .................       --        12.21    (26.22)         376,550       0.97          (0.69)       111.82
   Year ended 12/31/01 .................    (0.01)       16.55    (29.51)         517,364       0.92          (0.27)       181.80
   Year ended 12/31/00 .................   (18.87)       23.49    (27.20)         700,370       0.90           0.03        217.69
   Year ended 12/31/99 .................    (5.68)       55.15     43.42          674,864       0.90          (0.28)       182.25
   Year ended 12/31/98 .................    (6.06)       43.97     15.53        1,216,584       0.89          (0.20)       142.90
   Year ended 12/31/97 .................    (1.56)       43.75     11.39          997,586       0.89          (0.12)       104.43
   Year ended 12/31/96 .................    (0.16)       40.91      4.18        1,469,518       0.88          (0.09)       110.04
   Year ended 12/31/95 .................       --        39.41     44.31          984,212       0.92          (0.48)        80.66
   Year ended 12/31/94 .................    (2.09)       27.31     (4.38)         397,037       0.96          (0.10)       117.61

ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................   $   --       $18.33     47.47%      $       43       1.18%         (0.94%)      196.43%
   Eight months ended 12/31/02(i)(iv) ..       --        12.43    (25.52)               8       1.19          (0.75)       323.83
   CLASS O
   Year ended 12/31/03 .................   $   --       $18.40     47.79%      $  414,590       0.93%         (0.70)%      196.43%
   Year ended 12/31/02 .................       --        12.45    (29.54)         240,063       0.93          (0.56)       323.83
   Year ended 12/31/01 .................   (11.63)       17.67     (6.52)         355,015       0.88          (0.45)       130.11
   Year ended 12/31/00 .................    (4.37)       30.62      9.18          332,734       0.84          (0.09)       130.85
   Year ended 12/31/99 .................    (4.59)       32.23     31.85          931,397       0.85          (0.21)       162.30
   Year ended 12/31/98 .................    (2.26)       28.87     30.30          689,571       0.84           0.00        152.21
   Year ended 12/31/97 .................    (0.33)       24.18     15.01          444,967       0.84          (0.15)       151.98
   Year ended 12/31/96 .................    (0.41)       21.35     11.90          394,847       0.84           0.08         90.97
   Year ended 12/31/95 .................       --        19.44     44.45          185,349       0.90          (0.25)       104.74
   Year ended 12/31/94 .................    (0.05)       13.46     (1.54)          62,178       0.97           0.03         83.96

ALGER AMERICAN GROWTH PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................   $   --       $33.18     34.82%      $    1,726       1.10%         (0.16)%      167.53%
   Eight months ended 12/31/02(i)(iv) ..       --        24.61    (26.05)              19       1.10          (0.13)       238.03
   CLASS O
   Year ended 12/31/03 .................   $   --       $33.29     35.16%      $1,115,959       0.85%         (0.05)%      167.53%
   Year ended 12/31/02 .................   $(0.01)       24.63    (32.99)         874,914       0.85          (0.01)       238.03
   Year ended 12/31/01 .................    (5.63)       36.77    (11.81)       1,540,327       0.81           0.03         87.79
   Year ended 12/31/00 .................    (8.46)       47.27    (14.77)       1,809,937       0.79           0.12        108.27
   Year ended 12/31/99 .................    (5.47)       64.38     33.74        3,387,526       0.79          (0.03)       135.13
   Year ended 12/31/98 .................    (7.95)       53.22     48.07        1,905,719       0.79           0.25        127.38
   Year ended 12/31/97 .................    (0.36)       42.76     25.75        1,072,529       0.79           0.27        129.50
   Year ended 12/31/96 .................    (0.95)       34.33     13.35          991,028       0.79           0.50         82.86
   Year ended 12/31/95 .................    (0.32)       31.16     36.37          502,974       0.85           0.18        118.33
   Year ended 12/31/94 .................    (1.76)       23.13      1.45          150,390       0.86           0.48        111.76

                                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                                              --------------------------------------
                                                                                                            RATIO OF NET
                                                                                                RATIO OF    INVESTMENT
                                                       NET ASSET               NET ASSETS,      EXPENSES    INCOME (LOSS)  PORTFOLIO
                                           TOTAL      VALUE, END    TOTAL     END OF PERIOD   TO AVERAGE     TO AVERAGE    TURNOVER
                                        DISTRIBUTIONS  OF PERIOD    RETURN   (000'S OMITTED)   NET ASSETS    NET ASSETS      RATE
                                       --------------  ----------  --------  ---------------  ------------  ------------   ---------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $   --       $27.96     34.23%      $    7,328       1.21%         (0.63)%      161.71%
   Eight months ended 12/31/02(i)(iv) ..      --        20.83    (26.81)             281       1.32          (0.92)       203.05
   CLASS O
   Year ended 12/31/03 .................  $   --       $28.09     34.72%      $  382,289       0.97%         (0.36)%      161.71%
   Year ended 12/31/02 .................      --        20.85    (33.91)         271,373       0.96          (0.49)       203.05
   Year ended 12/31/01 .................   (1.19)       31.55    (15.93)         443,209       0.92           0.00        103.03
   Year ended 12/31/00 .................   (5.38)       38.80    (24.83)         476,517       0.90          (0.03)       132.28
   Year ended 12/31/99 .................   (2.77)       57.97     78.06          362,500       0.93          (0.49)       155.74
   Year ended 12/31/98 .................   (1.21)       34.90     57.83          101,710       0.96          (0.27)       143.59
   Year ended 12/31/97 .................      --        23.17     19.68           53,488       1.00          (0.17)       164.27
   Year ended 12/31/96 .................   (0.18)       19.36     12.04           34,925       1.09          (0.15)       102.10
   Year ended 12/31/95(i)(v) ...........      --        17.43     74.30            5,497       1.56(iii)     (0.71)       178.23

ALGER AMERICAN INCOME &
GROWTH PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $(0.01)      $ 9.41     29.63%      $       10       1.01%          0.35%       175.67%
   Eight months ended 12/31/02(i)(iv) ..      --         7.27    (24.11)               7       1.05           0.16        276.12
   CLASS O
   Year ended 12/31/03 .................  $(0.03)      $ 9.37     29.84%      $  101,255       0.78%          0.60%       175.67%
   Year ended 12/31/02 .................   (0.06)        7.24    (31.10)          85,066       0.79           0.25        276.12
   Year ended 12/31/01 .................   (0.88)       10.57    (14.32)         144,006       0.72           0.52        110.04
   Year ended 12/31/00 .................   (3.93)       13.26     (1.27)         150,783       0.70           0.43        142.43
   Year ended 12/31/99 .................   (0.80)       17.58     42.45           91,250       0.70           0.03        193.23
   Year ended 12/31/98 .................   (1.20)       13.12     32.39           77,926       0.70           0.31        131.67
   Year ended 12/31/97 .................   (0.40)       10.99     36.29           47,399       0.74           0.56        150.09
   Year ended 12/31/96 .................  (11.33)        8.42     19.68           20,910       0.81           0.94        121.60
   Year ended 12/31/95 .................   (0.16)       17.79     35.13            8,639       0.75           0.61        164.05
   Year ended 12/31/94 .................   (0.71)       13.30     (8.28)          29,135       0.75           1.22        177.97
------------------------------------------------------------------------------------------------------------------------------------

FOR FUND INFORMATION:

By telephone:     (800) 992-3863

By mail:          The Alger American Fund
                  111 Fifth Avenue
                  New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                       A POOLED FUNDING VEHICLE FOR:
                       o VARIABLE ANNUITY CONTRACTS
                       o VARIABLE LIFE INSURANCE POLICIES
                       o QUALIFIED PENSION PLANS
                       o QUALIFIED RETIREMENT PLANS

                                                                      PROSPECTUS

                                                                     MAY 1, 2004




                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  CLASS O SHARES





                                                                      PROSPECTUS

                                                                     MAY 1, 2004

TABLE OF CONTENTS

2 ............. Risk/Return Summary: Investments, Risks & Performance

       2 ...... Investments

                Alger American Small
                  Capitalization Portfolio ...............  2
                Alger American MidCap
                  Growth Portfolio .......................  2
                Alger American Growth Portfolio ..........  2
                Alger American Leveraged
                  AllCap Portfolio .......................  2

       3 ...... Principal Risks

                Alger American Small
                  Capitalization Portfolio ...............  3
                Alger American MidCap
                  Growth Portfolio .......................  3
                Alger American Growth Portfolio ..........  3
                Alger American Leveraged
                  AllCap Portfolio .......................  3

       4 ...... Performance

                Alger American Small
                  Capitalization Portfolio ...............  4
                Alger American MidCap
                  Growth Portfolio .......................  4
                Alger American Growth Portfolio ..........  5
                Alger American Leveraged
                  AllCap Portfolio .......................  5

6 ............. Fees and Expenses
7 ............. Management and Organization
8 ............. Shareholder Information

                Distributor ..............................  8
                Transfer Agent ...........................  8
                Classes of Fund Shares ...................  9
                Purchasing and Redeeming
                  Fund Shares ............................  9

10 ............ Financial Highlights

Back Cover:     How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.


APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


GOAL

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o  the possibility of greater risk by investing in medium-sized companies rather
   than   larger,   more-established   companies   owing  to  such   factors  as
   inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


Additional risks of investing in the portfolio are:

o the possibility of greater risk by investing in small- and medium-sized companies (in addition to large, more-established companies) owing to such factors as inexperienced management and limited financial resources

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]

 -4.38   44.31    4.18   11.39   15.53   43.42   -27.2   -29.51  -26.22  42.34
   94      95      96      97      98      99       00      01      02     03

Best Quarter:          31.06%       Q4     1999
Worst Quarter:        -26.52%       Q1     2001

Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                          1 Year   5 Years  10 Years   (9/21/88)
--------------------------------------------------------------------------------
American Small Capitalization             42.34%    -5.02%     3.64%    10.45%
Russell 2000 Growth Index                 48.53%     0.86%     5.43%     7.71%

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]

 -1.54   44.45    11.9   15.01    30.3   31.85    9.18   -6.52   -29.54  47.79
   94      95      96      97       98     99      00      01       02     03

Best Quarter:         27.07%      Q4      1998
Worst Quarter:       -18.60%      Q3      2002

Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                          1 Year    5 Years  10 Years  (5/3/93)
--------------------------------------------------------------------------------
American MidCap Growth                    47.79%     6.98%    12.82%    15.45%
Russell Midcap Growth Index               42.72%     2.01%     9.40%    10.17%

ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]

  1.45   36.37   13.35   25.75   48.07   33.74   -14.77  -11.81  -32.99  35.16
   94      95      96      97      98      99       00      01      02     03

Best Quarter:           25.93%      Q4       1998
Worst Quarter:         -20.20%      Q3       2002

Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                          1 Year   5 Years   10 Years  (1/9/89)
--------------------------------------------------------------------------------
American Growth                           35.16%    -1.86%    10.27%    13.47%
Russell 1000 Growth Index                 29.76%    -5.11%     9.21%    11.21%


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]

 12.04      19.68     57.83     78.06      -24.83    -15.93    -33.91    34.72
   96         97        98        99          00        01        02       03

Best Quarter:          40.16%       Q4       1999
Worst Quarter:        -21.93%       Q4       2000

Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                                    1 Year   5 Years   (1/25/95)
--------------------------------------------------------------------------------
American Leveraged AllCap                           34.72%     0.04%    15.76%
Russell 3000 Growth Index                           30.95%    -4.70%     9.47%

The Fund also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolios.


                                                        ANNUAL FUND OPERATING EXPENSES
                                                         (expenses that are deducted
                                                              from Fund assets)
                                         --------------------------------------------------------
                      SHAREHOLDER FEES
                         (fees paid                                                 TOTAL ANNUAL
                       directly from      Management    Distribution     Other     FUND OPERATING
                      your investment)       Fees       (12b-1) Fees    Expenses      EXPENSES
=================================================================================================
ALGER AMERICAN SMALL        None             .85%           None          .12%          .97%
CAPITALIZATION
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .80%           None          .13%          .93%
MIDCAP GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .75%           None          .10%          .85%
GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .85%           None          .12%          .97%
LEVERAGED ALLCAP
PORTFOLIO
-------------------------------------------------------------------------------------------------


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                         1 Year    3 Years   5 Years   10 Years
================================================================================
  ALGER AMERICAN SMALL                    $  99     $ 309     $ 536     $1,190
  CAPITALIZATION
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                          $  95     $ 296     $ 515     $1,143
  MIDCAP GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                          $  87     $ 271     $ 471     $1,049
  GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                          $  99     $ 309     $ 536     $1,190
  LEVERAGED ALLCAP
  PORTFOLIO
--------------------------------------------------------------------------------

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%.

PORTFOLIO MANAGERS

Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Jill Greenwald, CFA and Andrew Silverberg are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001. Mr. Silverberg, assistant portfolio manager of the MidCap Growth Portfolio since September 2003, has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.

LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In cer-tain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.


CLASSES OF FUND SHARES

Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.


A portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's


                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                -------------------------------

                                        NET ASSET                     NET REALIZED                                     DISTRIBUTIONS
                                          VALUE                      AND UNREALIZED     TOTAL FROM    DIVIDENDS FROM     FROM NET
                                        BEGINNING   NET INVESTMENT     GAIN (LOSS)      INVESTMENT    NET INVESTMENT     REALIZED
                                        OF PERIOD    INCOME (LOSS)   ON INVESTMENTS     OPERATIONS        INCOME           GAINS
                                       -----------  --------------   ---------------   ------------   --------------   -------------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $12.21     $(0.15)             $ 5.32           $ 5.17           $  --           $   --
   Year ended 12/31/02 .................   16.55      (0.11)              (4.23)           (4.34)             --               --
   Year ended 12/31/01 .................   23.49      (0.03)              (6.90)           (6.93)          (0.01)              --
   Year ended 12/31/00 .................   55.15       0.01(ii)          (12.80)          (12.79)             --           (18.87)
   Year ended 12/31/99 .................   43.97      (0.12)(ii)          16.98            16.86              --            (5.68)
   Year ended 12/31/98 .................   43.75      (0.02)               6.30             6.28              --            (6.06)
   Year ended 12/31/97 .................   40.91      (0.05)(ii)           4.45             4.40              --            (1.56)
   Year ended 12/31/96 .................   39.41      (0.04)(ii)           1.70             1.66              --            (0.16)
   Year ended 12/31/95 .................   27.31      (0.09)              12.19            12.10              --               --
   Year ended 12/31/94 .................   30.88      (0.03)(ii)          (1.45)           (1.48)             --            (2.09)

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $12.45     $(0.05)             $ 6.00           $ 5.95           $  --           $   --
   Year ended 12/31/02 .................   17.67      (0.10)              (5.12)           (5.22)             --               --
   Year ended 12/31/01 .................   30.62      (0.09)(ii)          (1.23)           (1.32)             --           (11.63)
   Year ended 12/31/00 .................   32.23      (0.03)(ii)           2.79             2.76              --            (4.37)
   Year ended 12/31/99 .................   28.87      (0.05)               8.00             7.95              --            (4.59)
   Year ended 12/31/98 .................   24.18       0.00(ii)            6.95             6.95              --            (2.26)
   Year ended 12/31/97 .................   21.35      (0.04)               3.20             3.16           (0.01)           (0.32)
   Year ended 12/31/96 .................   19.44       0.03                2.29             2.32              --            (0.41)
   Year ended 12/31/95 .................   13.46      (0.03)               6.01             5.98              --               --
   Year ended 12/31/94 .................   13.72       0.00(ii)           (0.21)           (0.21)             --            (0.05)

ALGER AMERICAN GROWTH PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $24.63     $(0.02)             $ 8.68           $ 8.66           $  --           $   --
   Year ended 12/31/02 .................   36.77      (0.01)             (12.12)          (12.13)          (0.01)              --
   Year ended 12/31/01 .................   47.27       0.01               (4.88)           (4.87)          (0.10)           (5.53)
   Year ended 12/31/00 .................   64.38       0.10               (8.75)           (8.65)             --            (8.46)
   Year ended 12/31/99 .................   53.22      (0.03)              16.66            16.63           (0.08)           (5.39)
   Year ended 12/31/98 .................   42.76       0.09               18.32            18.41           (0.13)           (7.82)
   Year ended 12/31/97 .................   34.33       0.13                8.66             8.79           (0.13)           (0.23)
   Year ended 12/31/96 .................   31.16       0.12                4.00             4.12           (0.02)           (0.93)
   Year ended 12/31/95 .................   23.13       0.02                8.33             8.35           (0.07)           (0.25)
   Year ended 12/31/94 .................   24.67       0.07                0.15             0.22           (0.03)           (1.73)

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $20.85     $(0.07)             $ 7.31           $ 7.24           $  --           $   --
   Year ended 12/31/02 .................   31.55      (0.14)             (10.56)          (10.70)             --               --
   Year ended 12/31/01 .................   38.80       0.00(ii)           (6.06)           (6.06)             --            (1.19)
   Year ended 12/31/00 .................   57.97      (0.02)(ii)         (13.77)          (13.79)             --            (5.38)
   Year ended 12/31/99 .................   34.90      (0.09)              25.93            25.84              --            (2.77)
   Year ended 12/31/98 .................   23.17      (0.05)              12.99            12.94              --            (1.21)
   Year ended 12/31/97 .................   19.36      (0.03)               3.84             3.81              --               --
   Year ended 12/31/96 .................   17.43      (0.03)(ii)           2.14             2.11              --            (0.18)
   Year ended 12/31/95(i)(iv) ..........   10.00      (0.03)               7.46             7.43              --               --
------------------------------------------------------------------------------------------------------------------------------------

(i)    Ratios have been annualized; total return has not been annualized.

(ii)   Amount was computed based on average shares outstanding during the year.

independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

                                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                                              --------------------------------------
                                                                                                            RATIO OF NET
                                                                                                RATIO OF     INVESTMENT
                                                       NET ASSET               NET ASSETS,      EXPENSES    INCOME (LOSS)  PORTFOLIO
                                           TOTAL      VALUE, END    TOTAL     END OF PERIOD    TO AVERAGE    TO AVERAGE    TURNOVER
                                        DISTRIBUTIONS  OF PERIOD    RETURN   (000'S OMITTED)   NET ASSETS    NET ASSETS      RATE
                                       --------------  ----------  --------  ---------------  ------------  ------------   ---------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $   --       $17.38     42.34%      $  496,076       0.97%         (0.70)%      146.69%
   Year ended 12/31/02 .................      --        12.21    (26.22)         376,550       0.97          (0.69)       111.82
   Year ended 12/31/01 .................   (0.01)       16.55    (29.51)         517,364       0.92          (0.27)       181.80
   Year ended 12/31/00 .................  (18.87)       23.49    (27.20)         700,370       0.90           0.03        217.69
   Year ended 12/31/99 .................   (5.68)       55.15     43.42          674,864       0.90          (0.28)       182.25
   Year ended 12/31/98 .................   (6.06)       43.97     15.53        1,216,584       0.89          (0.20)       142.90
   Year ended 12/31/97 .................   (1.56)       43.75     11.39          997,586       0.89          (0.12)       104.43
   Year ended 12/31/96 .................   (0.16)       40.91      4.18        1,469,518       0.88          (0.09)       110.04
   Year ended 12/31/95 .................      --        39.41     44.31          984,212       0.92          (0.48)        80.66
   Year ended 12/31/94 .................   (2.09)       27.31     (4.38)         397,037       0.96          (0.10)       117.61

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $   --       $18.40     47.79%      $  414,590       0.93%         (0.70)%      196.43%
   Year ended 12/31/02 .................      --        12.45    (29.54)         240,063       0.93          (0.56)       323.83
   Year ended 12/31/01 .................  (11.63)       17.67     (6.52)         355,015       0.88          (0.45)       130.11
   Year ended 12/31/00 .................   (4.37)       30.62      9.18          332,734       0.84          (0.09)       130.85
   Year ended 12/31/99 .................   (4.59)       32.23     31.85          931,397       0.85          (0.21)       162.30
   Year ended 12/31/98 .................   (2.26)       28.87     30.30          689,571       0.84           0.00        152.21
   Year ended 12/31/97 .................   (0.33)       24.18     15.01          444,967       0.84          (0.15)       151.98
   Year ended 12/31/96 .................   (0.41)       21.35     11.90          394,847       0.84           0.08         90.97
   Year ended 12/31/95 .................      --        19.44     44.45          185,349       0.90          (0.25)       104.74
   Year ended 12/31/94 .................   (0.05)       13.46     (1.54)          62,178       0.97           0.03         83.96

ALGER AMERICAN GROWTH PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $   --       $33.29     35.16%      $1,115,959       0.85%         (0.05)%      167.53%
   Year ended 12/31/02 .................   (0.01)       24.63    (32.99)         874,914       0.85          (0.01)       238.03
   Year ended 12/31/01 .................   (5.63)       36.77    (11.81)       1,540,327       0.81           0.03         87.79
   Year ended 12/31/00 .................   (8.46)       47.27    (14.77)       1,809,937       0.79           0.12        108.27
   Year ended 12/31/99 .................   (5.47)       64.38     33.74        3,387,526       0.79          (0.03)       135.13
   Year ended 12/31/98 .................   (7.95)       53.22     48.07        1,905,719       0.79           0.25        127.38
   Year ended 12/31/97 .................   (0.36)       42.76     25.75        1,072,529       0.79           0.27        129.50
   Year ended 12/31/96 .................   (0.95)       34.33     13.35          991,028       0.79           0.50         82.86
   Year ended 12/31/95 .................   (0.32)       31.16     36.37          502,974       0.85           0.18        118.33
   Year ended 12/31/94 .................   (1.76)       23.13      1.45          150,390       0.86           0.48        111.76

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $   --       $28.09     34.72%      $  382,289       0.97%         (0.36)%      161.71%
   Year ended 12/31/02 .................      --        20.85    (33.91)         271,373       0.96          (0.49)       203.05
   Year ended 12/31/01 .................   (1.19)       31.55    (15.93)         443,209       0.92           0.00        103.03
   Year ended 12/31/00 .................   (5.38)       38.80    (24.83)         476,517       0.90          (0.03)       132.28
   Year ended 12/31/99 .................   (2.77)       57.97     78.06          362,500       0.93          (0.49)       155.74
   Year ended 12/31/98 .................   (1.21)       34.90     57.83          101,710       0.96          (0.27)       143.59
   Year ended 12/31/97 .................      --        23.17     19.68           53,488       1.00          (0.17)       164.27
   Year ended 12/31/96 .................   (0.18)       19.36     12.04           34,925       1.09          (0.15)       102.10
   Year ended 12/31/95(i)(iv) ..........      --        17.43     74.30            5,497       1.56(iii)     (0.71)       178.23
------------------------------------------------------------------------------------------------------------------------------------

(iii)  Amount has been reduced by 2.36% due to expense reimbursements.

(iv)   Commenced operations January 25, 1995.

                      [This page intentionally left blank]

FOR FUND INFORMATION:

By telephone:     (800) 992-3863

By mail:          The Alger American Fund
                  111 Fifth Avenue
                  New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES

                       A POOLED FUNDING VEHICLE FOR:
                       o VARIABLE ANNUITY CONTRACTS
                       o VARIABLE LIFE INSURANCE POLICIES
                       o QUALIFIED PENSION PLANS
                       o QUALIFIED RETIREMENT PLANS



                                                                      PROSPECTUS

                                                                     MAY 1, 2004





                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                       ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                 [LOGO OMITTED]

                                                                       THE ALGER
                                                                   AMERICAN FUND

                                                                  CLASS S SHARES





                                                                      PROSPECTUS

                                                                     MAY 1, 2004

TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............. Risk/Return Summary: Investments, Risks & Performance

       2 ...... Investments


                Alger American Small
                  Capitalization Portfolio ...............  2
                Alger American MidCap
                  Growth Portfolio .......................  2
                Alger American Growth Portfolio ..........  2
                Alger American Leveraged
                  AllCap Portfolio .......................  2

       3 ...... Principal Risks

                Alger American Small
                  Capitalization Portfolio ...............  3
                Alger American MidCap
                  Growth Portfolio .......................  3
                Alger American Growth Portfolio ..........  3
                Alger American Leveraged
                  AllCap Portfolio .......................  3

       3 ...... Performance

                Alger American Small
                  Capitalization Portfolio ...............  4
                Alger American MidCap
                  Growth Portfolio .......................  4
                Alger American Growth Portfolio ..........  5
                Alger American Leveraged
                  AllCap Portfolio .......................  5


6               Fees and Expenses
7               Management and Organization
8               Shareholder Information

                Distributor ..............................  8
                Transfer Agent ...........................  8
                Classes of Fund Shares ...................  9
                Purchasing and Redeeming
                  Fund Shares ............................  9

10 ............ Financial Highlights


Back Cover:     How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


GOAL

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o  the possibility of greater risk by investing in medium-sized companies rather
   than   larger,   more-established   companies   owing  to  such   factors  as
   inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


Additional risks of investing in the portfolio are:

o the possiblity of greater risk by investing in small- and medium-sized companies (in addition to large, more-established companies) owing to such factors as inexperienced management and limited financial resources

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed


[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show each portfolio's performance for 2003, the only full calendar year in which Class S shares were outstanding. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables give some indication of the risks of an investment in a portfolio by comparing the portfolio's performance with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index:An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

        [The table below represents a bar chart in the printed report.]

                                     42.00
                                       03

Best Quarter:          16.31%       Q2     2003
Worst Quarter:         -0.90%       Q1     2003

Average Annual Total Return as of December 31, 2003
Class S

                                                                         Since
                                                                       Inception
                                                    1 Year              (5/1/02)
--------------------------------------------------------------------------------
American Small Capitalization                       42.00%                4.74%
Russell 2000  Growth Index                          48.53%                4.72%


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

        [The table below represents a bar chart in the printed report.]

                                      47.47
                                       03

Best Quarter:          20.62%       Q2     2003
Worst Quarter:          1.85%       Q1     2003

Average Annual Total Return as of December 31, 2003
Class S

                                                                         Since
                                                                       Inception
                                                    1 Year              (5/1/02)
--------------------------------------------------------------------------------
American MidCap Growth                              47.47%                5.77%
Russell Midcap Growth Index                         42.72%                6.67%

ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

        [The table below represents a bar chart in the printed report.]

                                     34.82
                                       03

Best Quarter:          17.23%       Q2     2003
Worst Quarter:         -0.49%       Q1     2003

Average Annual Total Return as of December 31, 2003
Class S

                                                                         Since
                                                                       Inception
                                                    1 Year              (5/1/02)
--------------------------------------------------------------------------------
American Growth                                     34.82%               -0.18%
Russell 1000 Growth Index                           29.76%                2.73%


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

        [The table below represents a bar chart in the printed report.]

                                     34.23
                                       03

Best Quarter:          16.42%       Q2     2003
Worst Quarter:          1.68%       Q3     2003

Average Annual Total Return as of December 31, 2003
Class S

                                                                         Since
                                                                       Inception
                                                    1 Year              (5/1/02)
--------------------------------------------------------------------------------
American Leveraged AllCap                           34.23%               -1.06%
Russell 3000 Growth Index                           30.95%                2.86%


The Fund also offers Class O shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolios.


                                                        ANNUAL FUND OPERATING EXPENSES
                                                         (expenses that are deducted
                                                              from Fund assets)
                                         --------------------------------------------------------
                      SHAREHOLDER FEES
                         (fees paid                                                 TOTAL ANNUAL
                       directly from      Management    Distribution     Other     FUND OPERATING
                      your investment)       Fees       (12b-1) Fees    Expenses      EXPENSES
=================================================================================================
ALGER AMERICAN SMALL        None             .85%           .25%          .13%          1.23%
CAPITALIZATION
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .80%           .25%          .13%          1.18%
MIDCAP GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .75%           .25%          .10%          1.10%
GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .85%           .25%          .11%          1.21%
LEVERAGED ALLCAP
PORTFOLIO
-------------------------------------------------------------------------------------------------


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                         1 Year   3 Years    5 Years    10 Years
================================================================================
  ALGER AMERICAN SMALL                     $125      $390      $676     $1,489
  CAPITALIZATION
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                           $120      $375      $649     $1,432
  MIDCAP GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                           $112      $350      $606     $1,340
  GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                           $123      $384      $665     $1,466
  LEVERAGED ALLCAP
  PORTFOLIO
--------------------------------------------------------------------------------

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003



The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization and Leveraged AllCap Portfolios--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Jill Greenwald, CFA and Andrew Silverberg are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Hyun, manager of the Leveraged AllCap Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001. Mr. Silverberg, assistant portfolio manager of the MidCap Growth Portfolio since September 2003, has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.


LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.


The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In


8                                       8
certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.


CLASSES OF FUND SHARES

Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, pursuant to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.


A portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Because Class S shares have been outstanding only since 2002, information is provided also with respect to Class O shares. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                -------------------------------

                                        NET ASSET                     NET REALIZED                                     DISTRIBUTIONS
                                          VALUE                      AND UNREALIZED     TOTAL FROM    DIVIDENDS FROM     FROM NET
                                        BEGINNING   NET INVESTMENT     GAIN (LOSS)      INVESTMENT    NET INVESTMENT     REALIZED
                                        OF PERIOD    INCOME (LOSS)   ON INVESTMENTS     OPERATIONS        INCOME           GAINS
                                       -----------  --------------   ---------------   ------------   --------------   -------------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $12.43     $(0.14)             $ 6.04           $ 5.90           $  --           $   --
   Eight months ended 12/31/02(i)(iv) ..   16.69      (0.07)              (4.19)           (4.26)             --               --
   CLASS O
   Year ended 12/31/03 .................  $12.45     $(0.05)             $ 6.00           $ 5.95           $  --           $   --
   Year ended 12/31/02 .................   17.67      (0.10)              (5.12)           (5.22)             --               --
   Year ended 12/31/01 .................   30.62      (0.09)(ii)          (1.23)           (1.32)             --           (11.63)
   Year ended 12/31/00 .................   32.23      (0.03)(ii)           2.79             2.76              --            (4.37)
   Year ended 12/31/99 .................   28.87      (0.05)               8.00             7.95              --            (4.59)
   Year ended 12/31/98 .................   24.18       0.00(ii)            6.95             6.95              --            (2.26)
   Year ended 12/31/97 .................   21.35      (0.04)               3.20             3.16           (0.01)           (0.32)
   Year ended 12/31/96 .................   19.44       0.03                2.29             2.32              --            (0.41)
   Year ended 12/31/95 .................   13.46      (0.03)               6.01             5.98              --               --
   Year ended 12/31/94 .................   13.72       0.00(ii)           (0.21)           (0.21)             --            (0.05)

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $12.19     $(0.15)             $ 5.27           $ 5.12           $  --           $   --
   Eight months ended 12/31/02(i)(iv) ..   16.02      (0.08)              (3.75)           (3.83)             --               --
   CLASS O
   Year ended 12/31/03 .................  $12.21     $(0.15)             $ 5.32           $ 5.17           $  --           $   --
   Year ended 12/31/02 .................   16.55      (0.11)              (4.23)           (4.34)             --               --
   Year ended 12/31/01 .................   23.49      (0.03)              (6.90)           (6.93)          (0.01)              --
   Year ended 12/31/00 .................   55.15       0.01(ii)          (12.80)          (12.79)             --           (18.87)
   Year ended 12/31/99 .................   43.97      (0.12)(ii)          16.98            16.86              --            (5.68)
   Year ended 12/31/98 .................   43.75      (0.02)               6.30             6.28              --            (6.06)
   Year ended 12/31/97 .................   40.91      (0.05)(ii)           4.45             4.40              --            (1.56)
   Year ended 12/31/96 .................   39.41      (0.04)(ii)           1.70             1.66              --            (0.16)
   Year ended 12/31/95 .................   27.31      (0.09)              12.19            12.10              --               --
   Year ended 12/31/94 .................   30.88      (0.03)(ii)          (1.45)           (1.48)             --            (2.09)

ALGER AMERICAN GROWTH PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $24.61     $(0.05)             $ 8.62           $ 8.57           $  --           $   --
   Eight months ended 12/31/02(i)(iv) ..   33.28      (0.01)              (8.66)           (8.67)             --               --
   CLASS O
   Year ended 12/31/03 .................  $24.63     $(0.02)             $ 8.68           $ 8.66           $  --           $   --
   Year ended 12/31/02 .................   36.77      (0.01)             (12.12)          (12.13)          (0.01)              --
   Year ended 12/31/01 .................   47.27       0.01               (4.88)           (4.87)          (0.10)           (5.53)
   Year ended 12/31/00 .................   64.38       0.10               (8.75)           (8.65)             --            (8.46)
   Year ended 12/31/99 .................   53.22      (0.03)              16.66            16.63           (0.08)           (5.39)
   Year ended 12/31/98 .................   42.76       0.09               18.32            18.41           (0.13)           (7.82)
   Year ended 12/31/97 .................   34.33       0.13                8.66             8.79           (0.13)           (0.23)
   Year ended 12/31/96 .................   31.16       0.12                4.00             4.12           (0.02)           (0.93)
   Year ended 12/31/95 .................   23.13       0.02                8.33             8.35           (0.07)           (0.25)
   Year ended 12/31/94 .................   24.67       0.07                0.15             0.22           (0.03)           (1.73)

                                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                                              --------------------------------------
                                                                                                            RATIO OF NET
                                                                                                RATIO OF     INVESTMENT
                                                       NET ASSET               NET ASSETS,      EXPENSES    INCOME (LOSS)  PORTFOLIO
                                           TOTAL      VALUE, END    TOTAL     END OF PERIOD    TO AVERAGE    TO AVERAGE    TURNOVER
                                        DISTRIBUTIONS  OF PERIOD    RETURN   (000'S OMITTED)   NET ASSETS    NET ASSETS      RATE
                                       --------------  ----------  --------  ---------------  ------------  ------------   ---------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $   --       $18.33     47.47%      $       43       1.18%         (0.94%)      196.43%
   Eight months ended 12/31/02(i)(iv) ..      --        12.43    (25.52)               8       1.19          (0.75)       323.83
   CLASS O
   Year ended 12/31/03 .................  $   --       $18.40     47.79%      $  414,590       0.93%         (0.70)%      196.43%
   Year ended 12/31/02 .................      --        12.45    (29.54)         240,063       0.93          (0.56)       323.83
   Year ended 12/31/01 .................  (11.63)       17.67     (6.52)         355,015       0.88          (0.45)       130.11
   Year ended 12/31/00 .................   (4.37)       30.62      9.18          332,734       0.84          (0.09)       130.85
   Year ended 12/31/99 .................   (4.59)       32.23     31.85          931,397       0.85          (0.21)       162.30
   Year ended 12/31/98 .................   (2.26)       28.87     30.30          689,571       0.84           0.00        152.21
   Year ended 12/31/97 .................   (0.33)       24.18     15.01          444,967       0.84          (0.15)       151.98
   Year ended 12/31/96 .................   (0.41)       21.35     11.90          394,847       0.84           0.08         90.97
   Year ended 12/31/95 .................      --        19.44     44.45          185,349       0.90          (0.25)       104.74
   Year ended 12/31/94 .................   (0.05)       13.46     (1.54)          62,178       0.97           0.03         83.96

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $   --       $17.31     42.00%      $    4,556       1.23%         (1.02)%      146.69%
   Eight months ended 12/31/02(i)(iv) ..      --        12.19    (23.91)               7       1.20          (0.87)       111.82
   CLASS O
   Year ended 12/31/03 .................  $   --       $17.38     42.34%      $  496,076       0.97%         (0.70)%      146.69%
   Year ended 12/31/02 .................      --        12.21    (26.22)         376,550       0.97          (0.69)       111.82
   Year ended 12/31/01 .................   (0.01)       16.55    (29.51)         517,364       0.92          (0.27)       181.80
   Year ended 12/31/00 .................  (18.87)       23.49    (27.20)         700,370       0.90           0.03        217.69
   Year ended 12/31/99 .................   (5.68)       55.15     43.42          674,864       0.90          (0.28)       182.25
   Year ended 12/31/98 .................   (6.06)       43.97     15.53        1,216,584       0.89          (0.20)       142.90
   Year ended 12/31/97 .................   (1.56)       43.75     11.39          997,586       0.89          (0.12)       104.43
   Year ended 12/31/96 .................   (0.16)       40.91      4.18        1,469,518       0.88          (0.09)       110.04
   Year ended 12/31/95 .................      --        39.41     44.31          984,212       0.92          (0.48)        80.66
   Year ended 12/31/94 .................   (2.09)       27.31     (4.38)         397,037       0.96          (0.10)       117.61

ALGER AMERICAN GROWTH PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $   --       $33.18     34.82%      $    1,726       1.10%         (0.16)%      167.53%
   Eight months ended 12/31/02(i)(iv) ..      --        24.61    (26.05)              19       1.10          (0.13)       238.03
   CLASS O
   Year ended 12/31/03 .................  $   --       $33.29     35.16%      $1,115,959       0.85%         (0.05)%      167.53%
   Year ended 12/31/02 .................  $(0.01)       24.63    (32.99)         874,914       0.85          (0.01)       238.03
   Year ended 12/31/01 .................   (5.63)       36.77    (11.81)       1,540,327       0.81           0.03         87.79
   Year ended 12/31/00 .................   (8.46)       47.27    (14.77)       1,809,937       0.79           0.12        108.27
   Year ended 12/31/99 .................   (5.47)       64.38     33.74        3,387,526       0.79          (0.03)       135.13
   Year ended 12/31/98 .................   (7.95)       53.22     48.07        1,905,719       0.79           0.25        127.38
   Year ended 12/31/97 .................   (0.36)       42.76     25.75        1,072,529       0.79           0.27        129.50
   Year ended 12/31/96 .................   (0.95)       34.33     13.35          991,028       0.79           0.50         82.86
   Year ended 12/31/95 .................   (0.32)       31.16     36.37          502,974       0.85           0.18        118.33
   Year ended 12/31/94 .................   (1.76)       23.13      1.45          150,390       0.86           0.48        111.76

                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                -------------------------------

                                        NET ASSET                     NET REALIZED                                     DISTRIBUTIONS
                                          VALUE                      AND UNREALIZED     TOTAL FROM    DIVIDENDS FROM     FROM NET
                                        BEGINNING   NET INVESTMENT     GAIN (LOSS)      INVESTMENT    NET INVESTMENT     REALIZED
                                        OF PERIOD    INCOME (LOSS)   ON INVESTMENTS     OPERATIONS        INCOME           GAINS
                                       -----------  --------------   ---------------   ------------   --------------   -------------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $20.83     $(0.16)             $ 7.29           $ 7.13           $  --           $   --
   Eight months ended 12/31/02(i)(iv) ..   28.46      (0.02)              (7.61)           (7.63)             --               --
   CLASS O
   Year ended 12/31/03 .................  $20.85     $(0.07)             $ 7.31           $ 7.24           $  --           $   --
   Year ended 12/31/02 .................   31.55      (0.14)             (10.56)          (10.70)             --               --
   Year ended 12/31/01 .................   38.80       0.00(ii)           (6.06)           (6.06)             --            (1.19)
   Year ended 12/31/00 .................   57.97      (0.02)(ii)         (13.77)          (13.79)             --            (5.38)
   Year ended 12/31/99 .................   34.90      (0.09)              25.93            25.84              --            (2.77)
   Year ended 12/31/98 .................   23.17      (0.05)              12.99            12.94              --            (1.21)
   Year ended 12/31/97 .................   19.36      (0.03)               3.84             3.81              --               --
   Year ended 12/31/96 .................   17.43      (0.03)(ii)           2.14             2.11              --            (0.18)
   Year ended 12/31/95(i)(v) ...........   10.00      (0.03)               7.46             7.43              --               --
------------------------------------------------------------------------------------------------------------------------------------

(i)    Ratios have been annualized; total return has not been annualized.

(ii)   Amount was computed based on average shares outstanding during the year.

(iii)  Amount has been reduced by 2.36% due to expense reimbursements.

(iv)   Commenced operations May 1, 2002.

(v)    Commenced operations January 25, 1995.

                                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                                              --------------------------------------
                                                                                                            RATIO OF NET
                                                                                                RATIO OF     INVESTMENT
                                                       NET ASSET               NET ASSETS,      EXPENSES    INCOME (LOSS)  PORTFOLIO
                                           TOTAL      VALUE, END    TOTAL     END OF PERIOD    TO AVERAGE    TO AVERAGE    TURNOVER
                                        DISTRIBUTIONS  OF PERIOD    RETURN   (000'S OMITTED)   NET ASSETS    NET ASSETS      RATE
                                       --------------  ----------  --------  ---------------  ------------  ------------   ---------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $   --       $27.96     34.23%      $    7,328       1.21%         (0.63)%      161.71%
   Eight months ended 12/31/02(i)(iv) ..      --        20.83    (26.81)             281       1.32          (0.92)       203.05
   CLASS O
   Year ended 12/31/03 .................  $   --       $28.09     34.72%      $  382,289       0.97%         (0.36)%      161.71%
   Year ended 12/31/02 .................      --        20.85    (33.91)         271,373       0.96          (0.49)       203.05
   Year ended 12/31/01 .................   (1.19)       31.55    (15.93)         443,209       0.92           0.00        103.03
   Year ended 12/31/00 .................   (5.38)       38.80    (24.83)         476,517       0.90          (0.03)       132.28
   Year ended 12/31/99 .................   (2.77)       57.97     78.06          362,500       0.93          (0.49)       155.74
   Year ended 12/31/98 .................   (1.21)       34.90     57.83          101,710       0.96          (0.27)       143.59
   Year ended 12/31/97 .................      --        23.17     19.68           53,488       1.00          (0.17)       164.27
   Year ended 12/31/96 .................   (0.18)       19.36     12.04           34,925       1.09          (0.15)       102.10
   Year ended 12/31/95(i)(v) ...........      --        17.43     74.30            5,497       1.56(iii)     (0.71)       178.23
------------------------------------------------------------------------------------------------------------------------------------

FOR FUND INFORMATION:

By telephone:     (800) 992-3863

By mail:          The Alger American Fund
                  111 Fifth Avenue
                  New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                       A POOLED FUNDING VEHICLE FOR:
                       o VARIABLE ANNUITY CONTRACTS
                       o VARIABLE LIFE INSURANCE POLICIES
                       o QUALIFIED PENSION PLANS
                       o QUALIFIED RETIREMENT PLANS



                                                                      PROSPECTUS

                                                                     MAY 1, 2004


                                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                        ALGER AMERICAN INCOME & GROWTH PORTFOLIO



As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                 THE ALGER
                                             AMERICAN FUND





                                            CLASS O SHARES

                                                PROSPECTUS

                                               MAY 1, 2004

TABLE OF CONTENTS

2 ............. Risk/Return Summary: Investments, Risks & Performance

       2 ...... Investments


                Alger American Small
                  Capitalization Portfolio ...............  2
                Alger American Growth Portfolio ..........  2
                Alger American Income &
                  Growth Portfolio .......................  2

       2 ...... Principal Risks

                Alger American Small
                  Capitalization Portfolio ...............  3
                Alger American Growth Portfolio ..........  3
                Alger American Income &
                  Growth Portfolio .......................  3

       3 ...... Performance

                Alger American Small
                  Capitalization Portfolio ...............  3
                Alger American Growth Portfolio ..........  4
                Alger American Income &
                  Growth Portfolio .......................  4

5 ............. Fees and Expenses
6 ............. Management and Organization
7 ............. Shareholder Information

                Distributor ..............................  7
                Transfer Agent ...........................  7
                Classes of Fund Shares ...................  8
                Purchasing and Redeeming
                  Fund Shares ............................  8


10 ............ Financial Highlights

Back Cover:     How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.


ALGER AMERICAN GROWTH PORTFOLIO


GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.


APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN INCOME & GROWTH PORTFOLIO


GOAL

The Alger American Income & GROWTH Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.


[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO


The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN INCOME & GROWTH PORTFOLIO


An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons


[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]

 -4.38   44.31    4.18   11.39   15.53   43.42   -27.2   -29.51  -26.22  42.34
    94      95      96      97      98      99      00      01      02      03

Best Quarter:          31.06%       Q4     1999
Worst Quarter:        -26.52%       Q1     2001

Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                          1 Year   5 Years   10 Years  (9/21/88)
--------------------------------------------------------------------------------
American Small Capitalization             42.34%    -5.02%     3.64%    10.45%
Russell 2000 Growth Index                 48.53%     0.86%     5.43%     7.71%

ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]

  1.45   36.37   13.35   25.75   48.07   33.74   -14.77  -11.81  -32.99  35.16
   94      95      96      97      98      99       00      01      02     03

Best Quarter:           25.93%      Q4       1998
Worst Quarter:         -20.20%      Q3       2002

Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                          1 Year   5 Years  10 Years   (1/9/89)
--------------------------------------------------------------------------------
American Growth                           35.16%    -1.86%    10.27%    13.47%
Russell 1000 Growth Index                 29.76%    -5.11%     9.21%    11.21%


ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]

 -8.28   35.13   19.68   36.29   32.39   42.45   -1.27   -14.32  -31.1   29.84
   94      95      96      97      98      99      00       01      02     03

Best Quarter:          35.96%       Q4       1999
Worst Quarter:        -19.33%       Q3       2002

Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                          1 Year   5 Years  10 Years  (11/15/88)
--------------------------------------------------------------------------------
American Income & Growth                  29.84%     1.51%    11.18%    10.68%
Russell 1000 Growth Index                 29.76%    -5.11%     9.21%    11.35%


The Fund also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolios.


                                                        ANNUAL FUND OPERATING EXPENSES
                                                         (expenses that are deducted
                                                              from Fund assets)
                                         --------------------------------------------------------
                      SHAREHOLDER FEES
                         (fees paid                                                 TOTAL ANNUAL
                       directly from      Management    Distribution     Other     FUND OPERATING
                      your investment)       Fees       (12b-1) Fees    Expenses      EXPENSES
=================================================================================================
ALGER AMERICAN SMALL        None             .85%           None          .12%          .97%
CAPITALIZATION
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .75%           None          .10%          .85%
GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------
ALGER AMERICAN              None             .625%          None          .155%         .78%
INCOME &GROWTH
PORTFOLIO
-------------------------------------------------------------------------------------------------



EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                         1 Year    3 Years   5 Years   10 Years
================================================================================
  ALGER AMERICAN SMALL                      $99      $309      $536     $1,190
  CAPITALIZATION
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                            $87      $271      $471     $1,049
  GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------
  ALGER AMERICAN                            $80      $249      $433     $  966
  INCOME & GROWTH
  PORTFOLIO
--------------------------------------------------------------------------------



The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; Growth Portfolio--.75%; Income & Growth Portfolio--.625%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Jill Greenwald, CFA, and Kevin Collins, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, co-manager of the Growth Portfolio since September 2001, and co-manager of the Income & Growth Portfolio since September 2003 (and manager prior thereto from September 2001), has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Hyun, co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001. Mr. Collins, co-manager of the Income & Growth Portfolio since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003.


LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MAN-

AGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN V. ALGER SMALL
PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V. ALGER
SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the partic-ipant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.


CLASSES OF FUND SHARES

Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.


A portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

                      [This page intentionally left blank]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's


                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                -------------------------------

                                        NET ASSET                     NET REALIZED                                     DISTRIBUTIONS
                                          VALUE                      AND UNREALIZED     TOTAL FROM    DIVIDENDS FROM     FROM NET
                                        BEGINNING   NET INVESTMENT     GAIN (LOSS)      INVESTMENT    NET INVESTMENT     REALIZED
                                        OF PERIOD    INCOME (LOSS)   ON INVESTMENTS     OPERATIONS        INCOME           GAINS
                                       -----------  --------------   ---------------   ------------   --------------   -------------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $12.21     $(0.15)             $ 5.32           $ 5.17           $  --           $   --
   Year ended 12/31/02 .................   16.55      (0.11)              (4.23)           (4.34)             --               --
   Year ended 12/31/01 .................   23.49      (0.03)              (6.90)           (6.93)          (0.01)              --
   Year ended 12/31/00 .................   55.15       0.01(i)           (12.80)          (12.79)             --           (18.87)
   Year ended 12/31/99 .................   43.97      (0.12)(i)           16.98            16.86              --            (5.68)
   Year ended 12/31/98 .................   43.75      (0.02)               6.30             6.28              --            (6.06)
   Year ended 12/31/97 .................   40.91      (0.05)(i)            4.45             4.40              --            (1.56)
   Year ended 12/31/96 .................   39.41      (0.04)(i)            1.70             1.66              --            (0.16)
   Year ended 12/31/95 .................   27.31      (0.09)              12.19            12.10              --               --
   Year ended 12/31/94 .................   30.88      (0.03)(i)           (1.45)           (1.48)             --            (2.09)

ALGER AMERICAN GROWTH PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $24.63     $(0.02)             $ 8.68           $ 8.66           $  --           $   --
   Year ended 12/31/02 .................   36.77      (0.01)             (12.12)          (12.13)          (0.01)              --
   Year ended 12/31/01 .................   47.27       0.01               (4.88)           (4.87)          (0.10)           (5.53)
   Year ended 12/31/00 .................   64.38       0.10               (8.75)           (8.65)             --            (8.46)
   Year ended 12/31/99 .................   53.22      (0.03)              16.66            16.63           (0.08)           (5.39)
   Year ended 12/31/98 .................   42.76       0.09               18.32            18.41           (0.13)           (7.82)
   Year ended 12/31/97 .................   34.33       0.13                8.66             8.79           (0.13)           (0.23)
   Year ended 12/31/96 .................   31.16       0.12                4.00             4.12           (0.02)           (0.93)
   Year ended 12/31/95 .................   23.13       0.02                8.33             8.35           (0.07)           (0.25)
   Year ended 12/31/94 .................   24.67       0.07                0.15             0.22           (0.03)           (1.73)

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $ 7.24      $0.05              $ 2.11           $ 2.16           $(0.03)         $   --
   Year ended 12/31/02 .................   10.57       0.02               (3.29)           (3.27)          (0.06)              --
   Year ended 12/31/01 .................   13.26       0.05               (1.86)           (1.81)          (0.05)           (0.83)
   Year ended 12/31/00 .................   17.58       0.05               (0.44)           (0.39)          (0.01)           (3.92)
   Year ended 12/31/99 .................   13.12       0.00                5.26             5.26           (0.03)           (0.77)
   Year ended 12/31/98 .................   10.99       0.03                3.30             3.33           (0.04)           (1.16)
   Year ended 12/31/97 .................    8.42       0.03                2.94             2.97           (0.04)           (0.36)
   Year ended 12/31/96 .................   17.79       0.09(i)             1.87             1.96           (0.33)          (11.00)
   Year ended 12/31/95 .................   13.30       0.11(i)             4.54             4.65           (0.16)              --
   Year ended 12/31/94 .................   15.31       0.17               (1.47)           (1.30)          (0.15)           (0.56)
------------------------------------------------------------------------------------------------------------------------------------

(i)    Amount was computed based on average shares outstanding during the year.

independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.



                                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                                              --------------------------------------
                                                                                                            RATIO OF NET
                                                                                                RATIO OF     INVESTMENT
                                                       NET ASSET               NET ASSETS,      EXPENSES    INCOME (LOSS)  PORTFOLIO
                                           TOTAL      VALUE, END    TOTAL     END OF PERIOD    TO AVERAGE    TO AVERAGE    TURNOVER
                                        DISTRIBUTIONS  OF PERIOD    RETURN   (000'S OMITTED)   NET ASSETS    NET ASSETS      RATE
                                       --------------  ----------  --------  ---------------  ------------  ------------   ---------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $   --       $17.38     42.34%      $  496,076       0.97%         (0.70)%      146.69%
   Year ended 12/31/02 .................      --        12.21    (26.22)         376,550       0.97          (0.69)       111.82
   Year ended 12/31/01 .................   (0.01)       16.55    (29.51)         517,364       0.92          (0.27)       181.80
   Year ended 12/31/00 .................  (18.87)       23.49    (27.20)         700,370       0.90           0.03        217.69
   Year ended 12/31/99 .................   (5.68)       55.15     43.42          674,864       0.90          (0.28)       182.25
   Year ended 12/31/98 .................   (6.06)       43.97     15.53        1,216,584       0.89          (0.20)       142.90
   Year ended 12/31/97 .................   (1.56)       43.75     11.39          997,586       0.89          (0.12)       104.43
   Year ended 12/31/96 .................   (0.16)       40.91      4.18        1,469,518       0.88          (0.09)       110.04
   Year ended 12/31/95 .................      --        39.41     44.31          984,212       0.92          (0.48)        80.66
   Year ended 12/31/94 .................   (2.09)       27.31     (4.38)         397,037       0.96          (0.10)       117.61

ALGER AMERICAN GROWTH PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $   --       $33.29     35.16%      $1,115,959       0.85%         (0.05)%      167.53%
   Year ended 12/31/02 .................   (0.01)       24.63    (32.99)         874,914       0.85          (0.01)       238.03
   Year ended 12/31/01 .................   (5.63)       36.77    (11.81)       1,540,327       0.81           0.03         87.79
   Year ended 12/31/00 .................   (8.46)       47.27    (14.77)       1,809,937       0.79           0.12        108.27
   Year ended 12/31/99 .................   (5.47)       64.38     33.74        3,387,526       0.79          (0.03)       135.13
   Year ended 12/31/98 .................   (7.95)       53.22     48.07        1,905,719       0.79           0.25        127.38
   Year ended 12/31/97 .................   (0.36)       42.76     25.75        1,072,529       0.79           0.27        129.50
   Year ended 12/31/96 .................   (0.95)       34.33     13.35          991,028       0.79           0.50         82.86
   Year ended 12/31/95 .................   (0.32)       31.16     36.37          502,974       0.85           0.18        118.33
   Year ended 12/31/94 .................   (1.76)       23.13      1.45          150,390       0.86           0.48        111.76

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $(0.03)      $ 9.37     29.84%      $  101,255       0.78%          0.60%       175.67%
   Year ended 12/31/02 .................   (0.06)        7.24    (31.10)          85,066       0.79           0.25        276.12
   Year ended 12/31/01 .................   (0.88)       10.57    (14.32)         144,006       0.72           0.52        110.04
   Year ended 12/31/00 .................   (3.93)       13.26     (1.27)         150,783       0.70           0.43        142.43
   Year ended 12/31/99 .................   (0.80)       17.58     42.45           91,250       0.70           0.03        193.23
   Year ended 12/31/98 .................   (1.20)       13.12     32.39           77,926       0.70           0.31        131.67
   Year ended 12/31/97 .................   (0.40)       10.99     36.29           47,399       0.74           0.56        150.09
   Year ended 12/31/96 .................  (11.33)        8.42     19.68           20,910       0.81           0.94        121.60
   Year ended 12/31/95 .................   (0.16)       17.79     35.13            8,639       0.75           0.61        164.05
   Year ended 12/31/94 .................   (0.71)       13.30     (8.28)          29,135       0.75           1.22        177.97
------------------------------------------------------------------------------------------------------------------------------------

                      [This page intentionally left blank]

FOR FUND INFORMATION:

By telephone:     (800) 992-3863

By mail:          The Alger American Fund
                  111 Fifth Avenue
                  New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES

                          A POOLED FUNDING VEHICLE FOR:
                          o VARIABLE ANNUITY CONTRACTS
                          o VARIABLE LIFE INSURANCE POLICIES
                          o QUALIFIED PENSION PLANS
                          o QUALIFIED RETIREMENT PLANS



                                                    PROSPECTUS

                                                   MAY 1, 2004



                 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

                               ALGER AMERICAN GROWTH PORTFOLIO
                       ALGER AMERICAN INCOME &GROWTH PORTFOLIO





As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                     [LOGO]

      THE ALGER
  AMERICAN FUND

 CLASS S SHARES






     PROSPECTUS

    MAY 1, 2004


TABLE OF CONTENTS
--------------------------------------------------

2.............Risk/Return Summary: Investments,
              Risks & Performance

      2.......Investments

              Alger American Small
                Capitalization Portfolio ........2

              Alger American Growth Portfolio ...2
              Alger American Income &
                Growth Portfolio ................2

      2.......Principal Risks


              Alger American Small
                Capitalization Portfolio ........3

              Alger American Growth Portfolio ...3
              Alger American Income
                Growth Portfolio ................3

      3.......Performance

              Alger American Small
                Capitalization Portfolio ........3
              Alger American Growth Portfolio ...4
              Alger American Income &
                Growth Portfolio ................4

5.............Fees and Expenses
6.............Management and Organization
7.............Shareholder Information

              Distributor .......................7
              Transfer Agent ....................7
              Classes of Fund Shares ............8
              Purchasing and Redeeming
                Fund Shares .....................8


10............Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.


ALGER AMERICAN GROWTH PORTFOLIO


GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.


APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN INCOME & GROWTH PORTFOLIO


GOAL

The Alger American Income &Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

APPROACH

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources


RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO


The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."


RISKS APPLICABLE TO ALGER AMERICAN
INCOME &GROWTH PORTFOLIO


An additional risk of investing in the portfolio is:

o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

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PERFORMANCE

The following bar charts show each portfolio's performance for 2003, the only full calendar year in which Class S shares were outstanding. They assume reinvestment of dividends and distributions. The Average Annual Total Return tables give some indication of the risks of an investment in a portfolio by comparing the portfolio's performance with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index:An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

              [Data below represents bar chart in printed piece.]

                                      42.00
                                       03

Best Quarter:      16.31%     Q2    2003
Worst Quarter:     -0.90%     Q1    2003

Average Annual Total Return as of December 31, 2003
Class S

                                               Since
                                             Inception
                            1 Year           (5/1/02)
--------------------------------------------------------------------
American Small
  Capitalization             42.00%            4.74%
Russell 2000
  Growth Index               48.53%            4.72%

ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

              [Data below represents bar chart in printed piece.]

                                     34.82
                                       03


Best Quarter:      17.23%     Q2    2003
Worst Quarter:     -0.49%     Q1    2003

Average Annual Total Return as of December 31, 2003
Class S

                                               Since
                                             Inception
                            1 Year           (5/1/02)
-------------------------------------------------------------
American Growth             34.82%            -0.18%
Russell 1000
  Growth Index              29.76%             2.73%


ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

              [Data below represents bar chart in printed piece.]

                                     29.63
                                       03


Best Quarter:      16.13%     Q2    2003
Worst Quarter:     -2.61%     Q1    2003

Average Annual Total Return as of December 31, 2003
Class S

                                               Since
                                             Inception
                            1 Year           (5/1/02)
-------------------------------------------------------------
American
  Income & Growth            29.63%           -0.98%
Russell 1000
  Growth Index               29.76%            2.73%

The Fund also offers Class O shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

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FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolios.

                                              ANNUAL FUND OPERATING EXPENSES
                                              (expenses that are deducted
                                              from Fund assets)
                                         ---------------------------------------
                      SHAREHOLDER FEES
                      (fees paid                                                   TOTAL ANNUAL
                      directly from       Management    Distribution    Other      FUND OPERATING
                      your investment)    Fees          (12b-1) Fees    Expenses   EXPENSES
=================================================================================================
ALGER AMERICAN SMALL      None               .85%           .25%          .13%          1.23%
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN            None               .75%           .25%          .10%          1.10%
GROWTH
PORTFOLIO

ALGER AMERICAN            None               .625%          .25%          .135%         1.01%
INCOME & GROWTH
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year   3 Years   5 Years    10 Years
--------------------------------------------------------------------
  ALGER AMERICAN SMALL       $125     $390       $676     $1,489
  CAPITALIZATION
  PORTFOLIO
--------------------------------------------------------------------

  ALGER AMERICAN             $112     $350       $606     $1,340
  GROWTH
  PORTFOLIO
--------------------------------------------------------------------
  ALGER AMERICAN             $103     $322       $558     $1,236
  INCOME & GROWTH
  PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; Growth Portfolio--.75%; Income & Growth Portfolio--.625%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Jill Greenwald, CFA and Kevin Collins, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, co-manager of the Growth Portfolio since September 2001, and co-manager of the Income & Growth Portfolio since September 2003 (and manager prior thereto from September 2001), has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Hyun, co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001. Mr. Collins, co-manager of the Income & Growth Portfolio since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003.


LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.


On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

CLASSES OF FUND SHARES

Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, pursuant to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.

------------------------------------------------------
         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.
------------------------------------------------------

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.


A portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

                      [This page intentionally left blank]

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Because Class S shares have been outstanding only since 2002, information is provided also with respect to Class O shares. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


                                                    INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS AND DISTRIBUTIONS
                                                    ---------------------------------               --------------------------------

                                         NET ASSET                    NET REALIZED                                     DISTRIBUTIONS
                                           VALUE                     AND UNREALIZED     TOTAL FROM    DIVIDENDS FROM     FROM NET
                                        BEGINNING   NET INVESTMENT     GAIN (LOSS)      INVESTMENT    NET INVESTMENT     REALIZED
                                         OF PERIOD   INCOME (LOSS)   ON INVESTMENTS     OPERATIONS        INCOME           GAINS
                                        ----------- --------------   ---------------   ------------   --------------    -----------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Year ended 12/31/03 ...............      $12.19       $(0.15)           $ 5.27          $ 5.12          $   --          $    --
  Eight months ended 12/31/02(i)(iii)       16.02        (0.08)            (3.75)          (3.83)             --               --
  CLASS O
  Year ended 12/31/03 ...............      $12.21       $(0.15)           $ 5.32          $ 5.17          $   --          $    --
  Year ended 12/31/02 ...............       16.55        (0.11)            (4.23)          (4.34)             --               --
  Year ended 12/31/01 ...............       23.49        (0.03)            (6.90)          (6.93)          (0.01)              --
  Year ended 12/31/00 ...............       55.15         0.01(ii)        (12.80)         (12.79)             --           (18.87)
  Year ended 12/31/99 ...............       43.97        (0.12)(ii)        16.98           16.86              --            (5.68)
  Year ended 12/31/98 ...............       43.75        (0.02)             6.30            6.28              --            (6.06)
  Year ended 12/31/97 ...............       40.91        (0.05)(ii)         4.45            4.40              --            (1.56)
  Year ended 12/31/96 ...............       39.41        (0.04)(ii)         1.70            1.66              --            (0.16)
  Year ended 12/31/95 ...............       27.31        (0.09)            12.19           12.10              --               --
  Year ended 12/31/94 ...............       30.88        (0.03)(ii)        (1.45)          (1.48)             --            (2.09)

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Year ended 12/31/03 ...............      $24.61       $(0.05)           $ 8.62          $ 8.57          $   --          $    --
  Eight months ended 12/31/02(i)(iii)       33.28        (0.01)            (8.66)          (8.67)             --               --
  CLASS O
  Year ended 12/31/03 ...............      $24.63       $(0.02)           $ 8.68          $ 8.66          $   --          $    --
  Year ended 12/31/02 ...............       36.77        (0.01)           (12.12)         (12.13)          (0.01)              --
  Year ended 12/31/01 ...............       47.27         0.01             (4.88)          (4.87)          (0.10)           (5.53)
  Year ended 12/31/00 ...............       64.38         0.10             (8.75)          (8.65)             --            (8.46)
  Year ended 12/31/99 ...............       53.22        (0.03)            16.66           16.63           (0.08)           (5.39)
  Year ended 12/31/98 ...............       42.76         0.09             18.32           18.41           (0.13)           (7.82)
  Year ended 12/31/97 ...............       34.33         0.13              8.66            8.79           (0.13)           (0.23)
  Year ended 12/31/96 ...............       31.16         0.12              4.00            4.12           (0.02)           (0.93)
  Year ended 12/31/95 ...............       23.13         0.02              8.33            8.35           (0.07)           (0.25)
  Year ended 12/31/94 ...............       24.67         0.07              0.15            0.22           (0.03)           (1.73)

ALGER AMERICAN INCOME &
GROWTH PORTFOLIO
  CLASS S
  Year ended 12/31/03 ...............      $ 7.27        $0.03            $ 2.12          $ 2.15          $(0.01)         $    --
  Eight months ended 12/31/02(i)(iii)        9.58         0.01             (2.32)          (2.31)             --               --
  CLASS O
  Year ended 12/31/03 ...............      $ 7.24        $0.05            $ 2.11          $ 2.16          $(0.03)         $    --
  Year ended 12/31/02 ...............       10.57         0.02             (3.29)          (3.27)          (0.06)              --
  Year ended 12/31/01 ...............       13.26         0.05             (1.86)          (1.81)          (0.05)           (0.83)
  Year ended 12/31/00 ...............       17.58         0.05             (0.44)          (0.39)          (0.01)           (3.92)
  Year ended 12/31/99 ...............       13.12         0.00              5.26            5.26           (0.03)           (0.77)
  Year ended 12/31/98 ...............       10.99         0.03              3.30            3.33           (0.04)           (1.16)
  Year ended 12/31/97 ...............        8.42         0.03              2.94            2.97           (0.04)           (0.36)
  Year ended 12/31/96 ...............       17.79         0.09(ii)          1.87            1.96           (0.33)          (11.00)
  Year ended 12/31/95 ...............       13.30         0.11(ii)          4.54            4.65           (0.16)              --
  Year ended 12/31/94 ...............       15.31         0.17             (1.47)          (1.30)          (0.15)           (0.56)
----------------------------------------------------------------------------------------------------------------------------------


  (i) Ratios have been  annualized;  total return has not been  annualized.
 (ii) Amount was computed based on average shares  outstanding  during the year.
(iii) Commenced operations May 1, 2002.






                                                             NET ASSET                        NET ASSETS,
                                             TOTAL          VALUE, END                       END OF PERIOD
                                          DISTRIBUTIONS      OF PERIOD       TOTAL RETURN   (000'S OMITTED)
                                          -------------      ---------       ------------   ---------------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Year ended 12/31/03 ...............        $    --           $17.31           42.00%         $    4,556
  Eight months ended 12/31/02(i)(iii)             --            12.19          (23.91)                  7
  CLASS O
  Year ended 12/31/03 ...............        $    --           $17.38           42.34%         $  496,076
  Year ended 12/31/02 ...............             --            12.21          (26.22)            376,550
  Year ended 12/31/01 ...............          (0.01)           16.55          (29.51)            517,364
  Year ended 12/31/00 ...............         (18.87)           23.49          (27.20)            700,370
  Year ended 12/31/99 ...............          (5.68)           55.15           43.42             674,864
  Year ended 12/31/98 ...............          (6.06)           43.97           15.53           1,216,584
  Year ended 12/31/97 ...............          (1.56)           43.75           11.39             997,586
  Year ended 12/31/96 ...............          (0.16)           40.91            4.18           1,469,518
  Year ended 12/31/95 ...............             --            39.41           44.31             984,212
  Year ended 12/31/94 ...............          (2.09)           27.31           (4.38)            397,037

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Year ended 12/31/03 ...............        $    --           $33.18           34.82%         $    1,726
  Eight months ended 12/31/02(i)(iii)             --            24.61          (26.05)                 19
  CLASS O
  Year ended 12/31/03 ...............        $    --           $33.29           35.16%         $1,115,959
  Year ended 12/31/02 ...............        $ (0.01)           24.63          (32.99)            874,914
  Year ended 12/31/01 ...............          (5.63)           36.77          (11.81)          1,540,327
  Year ended 12/31/00 ...............          (8.46)           47.27          (14.77)          1,809,937
  Year ended 12/31/99 ...............          (5.47)           64.38           33.74           3,387,526
  Year ended 12/31/98 ...............          (7.95)           53.22           48.07           1,905,719
  Year ended 12/31/97 ...............          (0.36)           42.76           25.75           1,072,529
  Year ended 12/31/96 ...............          (0.95)           34.33           13.35             991,028
  Year ended 12/31/95 ...............          (0.32)           31.16           36.37             502,974
  Year ended 12/31/94 ...............          (1.76)           23.13            1.45             150,390

ALGER AMERICAN INCOME &
GROWTH PORTFOLIO
  CLASS S
  Year ended 12/31/03 ...............        $ (0.01)          $ 9.41           29.63%         $       10
  Eight months ended 12/31/02(i)(iii)             --             7.27          (24.11)                  7
  CLASS O
  Year ended 12/31/03 ...............        $ (0.03)          $ 9.37           29.84%         $  101,255
  Year ended 12/31/02 ...............          (0.06)            7.24          (31.10)             85,066
  Year ended 12/31/01 ...............          (0.88)           10.57          (14.32)            144,006
  Year ended 12/31/00 ...............          (3.93)           13.26           (1.27)            150,783
  Year ended 12/31/99 ...............          (0.80)           17.58           42.45              91,250
  Year ended 12/31/98 ...............          (1.20)           13.12           32.39              77,926
  Year ended 12/31/97 ...............          (0.40)           10.99           36.29              47,399
  Year ended 12/31/96 ...............         (11.33)            8.42           19.68              20,910
  Year ended 12/31/95 ...............          (0.16)           17.79           35.13               8,639
  Year ended 12/31/94 ...............          (0.71)           13.30           (8.28)             29,135
-----------------------------------------------------------------------------------------------------------


                                                       RATIOS/SUPPLEMENTAL DATA
                                          --------------------------------------------------
                                                              RATIO OF NET
                                                               INVESTMENT
                                          RATIO OF EXPENSES   INCOME (LOSS)        PORTFOLIO
                                             TO AVERAGE        TO AVERAGE          TURNOVER
                                             NET ASSETS        NET ASSETS            RATE
                                          -----------------   ------------         ---------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Year ended 12/31/03 ...............             1.23%           (1.02)%           146.69%
  Eight months ended 12/31/02(i)(iii)             1.20            (0.87)            111.82
  CLASS O
  Year ended 12/31/03 ...............             0.97%           (0.70)%           146.69%
  Year ended 12/31/02 ...............             0.97            (0.69)            111.82
  Year ended 12/31/01 ...............             0.92            (0.27)            181.80
  Year ended 12/31/00 ...............             0.90             0.03             217.69
  Year ended 12/31/99 ...............             0.90            (0.28)            182.25
  Year ended 12/31/98 ...............             0.89            (0.20)            142.90
  Year ended 12/31/97 ...............             0.89            (0.12)            104.43
  Year ended 12/31/96 ...............             0.88            (0.09)            110.04
  Year ended 12/31/95 ...............             0.92            (0.48)             80.66
  Year ended 12/31/94 ...............             0.96            (0.10)            117.61

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Year ended 12/31/03 ...............             1.10%           (0.16)%           167.53%
  Eight months ended 12/31/02(i)(iii)             1.10            (0.13)            238.03
  CLASS O
  Year ended 12/31/03 ...............             0.85%           (0.05)%           167.53%
  Year ended 12/31/02                             0.85            (0.01)            238.03
  Year ended 12/31/01 ...............             0.81             0.03              87.79
  Year ended 12/31/00 ...............             0.79             0.12             108.27
  Year ended 12/31/99 ...............             0.79            (0.03)            135.13
  Year ended 12/31/98 ...............             0.79             0.25             127.38
  Year ended 12/31/97 ...............             0.79             0.27             129.50
  Year ended 12/31/96 ...............             0.79             0.50              82.86
  Year ended 12/31/95 ...............             0.85             0.18             118.33
  Year ended 12/31/94 ...............             0.86             0.48             111.76

ALGER AMERICAN INCOME &
GROWTH PORTFOLIO
  CLASS S
  Year ended 12/31/03 ...............             1.01%            0.35%            175.67%
  Eight months ended 12/31/02(i)(iii)             1.05             0.16             276.12
  CLASS O
  Year ended 12/31/03 ...............             0.78%            0.60%            175.67%
  Year ended 12/31/02 ...............             0.79             0.25             276.12
  Year ended 12/31/01 ...............             0.72             0.52             110.04
  Year ended 12/31/00 ...............             0.70             0.43             142.43
  Year ended 12/31/99 ...............             0.70             0.03             193.23
  Year ended 12/31/98 ...............             0.70             0.31             131.67
  Year ended 12/31/97 ...............             0.74             0.56             150.09
  Year ended 12/31/96 ...............             0.81             0.94             121.60
  Year ended 12/31/95 ...............             0.75             0.61             164.05
  Year ended 12/31/94 ...............             0.75             1.22             177.97
----------------------------------------------------------------------------------------------

                      [This page intentionally left blank]

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED




















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES



                          A POOLED FUNDING VEHICLE FOR:
                          o VARIABLE ANNUITY CONTRACTS
                          o VARIABLE LIFE INSURANCE POLICIES
                          o QUALIFIED PENSION PLANS
                          o QUALIFIED RETIREMENT PLANS



                                                        PROSPECTUS

                                                       MAY 1, 2004

                     ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                            ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

                                   ALGER AMERICAN GROWTH PORTFOLIO








As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                               [GRAPHIC OMITTED]

          THE ALGER
      AMERICAN FUND

     CLASS O SHARES






         PROSPECTUS

        MAY 1, 2004



TABLE OF CONTENTS
---------------------------------------------------

2.............Risk/Return Summary: Investments,
              Risks & Performance

      2.......Investments

              Alger American Small
                Capitalization Portfolio ........2

              Alger American MidCap
                Growth Portfolio ................2

              Alger American Growth Portfolio ...2


      2.......Principal Risks


              Alger American Small
                Capitalization Portfolio ........3
              Alger American MidCap
                Growth Portfolio ................3
              Alger American Growth Portfolio ...3


      3.......Performance


              Alger American Small
                Capitalization Portfolio ........4
              Alger American MidCap
               Growth Portfolio .................4

              Alger American Growth Portfolio ...4

5.............Fees and Expenses
6.............Management and Organization
7.............Shareholder Information

              Distributor .......................7
              Transfer Agent ....................7
              Classes of Fund Shares ............8
              Purchasing and Redeeming
                Fund Shares .....................8


10            Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


[GRAPHIC OMITTED]


PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."



[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show the changes in each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.


o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

[Data below represents a bar chart in the printed piece]

 -4.38    44.31    4.18     11.39    15.53   43.42    -27.2    -29.51   -26.22   42.34
   94       95      96       97       98       99       00       01       02      03

Best Quarter:      31.06%     Q4    1999
Worst Quarter:    -26.52%     Q1    2001

Average Annual Total Return as of December 31, 2003
Class O

                                                   Since
                                                 Inception
                   1 Year    5 Years  10 Years   (9/21/88)
------------------------------------------------------------------
American Small
  Capitalization    42.34%    -5.02%    3.64%      10.45%
Russell 2000
  Growth Index      48.53%     0.86%    5.43%       7.71%



ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

[Data below represents a bar chart in the printed piece]


 1.45     36.37    13.35    25.75    48.07   33.74    -14.77   -11.81   -32.99   35.16
  94        95       96       97       98     99        00        01       02      03

Best Quarter:       25.93%    Q4      1998
Worst Quarter:     -20.20%    Q3      2002

Average Annual Total Return as of December 31, 2003
Class O

                                                        Since
                                                      Inception
                       1 Year   5 Years   10 Years     (1/9/89)
------------------------------------------------------------------
American Growth         35.16%   -1.86%    10.27%        13.47%
Russell 1000
  Growth Index          29.76%   -5.11%     9.21%        11.21%


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

[Data below represents a bar chart in the printed piece]

 -1.54    44.45    11.9     15.01    30.3    31.85    9.18     -6.52    -29.54   47.79
   94       95      96       97       98       99      00        01        02      03

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -18.60%     Q3     2002

Average Annual Total Return as of December 31, 2003
Class O

                                                        Since
                                                      Inception
                        1 Year   5 Years   10 Years    (5/3/93)
------------------------------------------------------------------
American MidCap
  Growth                 47.79%   6.98%     12.82%      15.45%
Russell Midcap
  Growth Index           42.72%   2.01%      9.40%      10.17%

The Fund also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolios.

                                              ANNUAL FUND OPERATING EXPENSES
                                              (expenses that are deducted
                                              from Fund assets)
                                         ---------------------------------------
                      SHAREHOLDER FEES
                      (fees paid                                                   TOTAL ANNUAL
                      directly from       Management    Distribution    Other      FUND OPERATING
                      your investment)    Fees          (12b-1) Fees    Expenses   EXPENSES
=================================================================================================
ALGER AMERICAN SMALL      None               .85%           None          .12%          .97%
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN            None               .80%           None          .13%          .93%
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN            None               .75%           None          .10%          .85%
GROWTH
PORTFOLIO

EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 Year    3 Years    5 Years     10 Years
--------------------------------------------------------------------------
  ALGER AMERICAN SMALL            $99      $309       $536       $1,190
  CAPITALIZATION
  PORTFOLIO
--------------------------------------------------------------------------
  ALGER AMERICAN                  $95      $296       $515       $1,143
  MIDCAP GROWTH
  PORTFOLIO
--------------------------------------------------------------------------
  ALGER AMERICAN                  $87      $271       $471       $1,049
  GROWTH
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Jill Greenwald, CFA and Andrew Silverberg are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Hyun, co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001. Mr. Sil verberg, assistant portfolio manager of the MidCap Growth Portfolio since September 2003, has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.


LEGAL PROCEEDINGS


The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially
6
similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief: BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747
(filed November 5, 2003), JOHNSON V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.


On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In cer-tain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


------------------------------------------------------
         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.
------------------------------------------------------

CLASSES OF FUND SHARES

Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.


A portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

                      (This Page Intentionally Left Blank)

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's



                                                    INCOME FROM INVESTMENT OPERATIONS              LESS DIVIDENDS AND DISTRIBUTIONS
                                                    ---------------------------------              --------------------------------
                                       NET ASSET                      NET REALIZED                                    DISTRIBUTIONS
                                         VALUE                       AND UNREALIZED    TOTAL FROM    DIVIDENDS FROM      FROM NET
                                      BEGINNING     NET INVESTMENT     GAIN (LOSS)     INVESTMENT    NET INVESTMENT     REALIZED
                                       OF PERIOD     INCOME (LOSS)   ON INVESTMENTS    OPERATIONS        INCOME           GAINS
                                      -----------   --------------   ---------------  ------------   --------------    -----------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............    $12.45        $(0.05)          $  6.00        $  5.95           $   --         $    --
  Year ended 12/31/02 ...............     17.67         (0.10)            (5.12)         (5.22)              --              --
  Year ended 12/31/01 ...............     30.62         (0.09)(i)         (1.23)         (1.32)              --          (11.63)
  Year ended 12/31/00 ...............     32.23         (0.03)(i)          2.79           2.76               --           (4.37)
  Year ended 12/31/99 ...............     28.87         (0.05)             8.00           7.95               --           (4.59)
  Year ended 12/31/98 ...............     24.18          0.00(i)           6.95           6.95               --           (2.26)
  Year ended 12/31/97 ...............     21.35         (0.04)             3.20           3.16            (0.01)          (0.32)
  Year ended 12/31/96 ...............     19.44          0.03              2.29           2.32               --           (0.41)
  Year ended 12/31/95 ...............     13.46         (0.03)             6.01           5.98               --              --
  Year ended 12/31/94 ...............     13.72          0.00(i)          (0.21)         (0.21)              --           (0.05)

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............    $12.21        $(0.15)          $  5.32        $  5.17           $   --         $    --
  Year ended 12/31/02 ...............     16.55         (0.11)            (4.23)         (4.34)              --              --
  Year ended 12/31/01 ...............     23.49         (0.03)            (6.90)         (6.93)           (0.01)             --
  Year ended 12/31/00 ...............     55.15          0.01(i)         (12.80)        (12.79)              --          (18.87)
  Year ended 12/31/99 ...............     43.97         (0.12)(i)         16.98          16.86               --           (5.68)
  Year ended 12/31/98 ...............     43.75         (0.02)             6.30           6.28               --           (6.06)
  Year ended 12/31/97 ...............     40.91         (0.05)(i)          4.45           4.40               --           (1.56)
  Year ended 12/31/96 ...............     39.41         (0.04)(i)          1.70           1.66               --           (0.16)
  Year ended 12/31/95 ...............     27.31         (0.09)            12.19          12.10               --              --
  Year ended 12/31/94 ...............     30.88         (0.03)(i)         (1.45)         (1.48)              --           (2.09)

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............    $24.63         $(0.02)         $  8.68        $  8.66           $   --         $    --
  Year ended 12/31/02 ...............     36.77          (0.01)          (12.12)        (12.13)           (0.01)             --
  Year ended 12/31/01 ...............     47.27           0.01            (4.88)         (4.87)           (0.10)          (5.53)
  Year ended 12/31/00 ...............     64.38           0.10            (8.75)         (8.65)              --           (8.46)
  Year ended 12/31/99 ...............     53.22          (0.03)           16.66          16.63            (0.08)          (5.39)
  Year ended 12/31/98 ...............     42.76           0.09            18.32          18.41            (0.13)          (7.82)
  Year ended 12/31/97 ...............     34.33           0.13             8.66           8.79            (0.13)          (0.23)
  Year ended 12/31/96 ...............     31.16           0.12             4.00           4.12            (0.02)          (0.93)
  Year ended 12/31/95 ...............     23.13           0.02             8.33           8.35            (0.07)          (0.25)
  Year ended 12/31/94 ...............     24.67           0.07             0.15           0.22            (0.03)          (1.73)
----------------------------------------------------------------------------------------------------------------------------------

 (i) Amount was computed based on average shares outstanding during the year.

independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


                                                                  NET ASSET                      NET ASSETS,
                                                    TOTAL        VALUE, END                     END OF PERIOD
                                                 DISTRIBUTIONS    OF PERIOD     TOTAL RETURN   (000'S OMITTED)
                                                 ------------     ---------     ------------   ---------------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............             $    --          $18.40          47.79%       $  414,590
  Year ended 12/31/02 ...............                  --           12.45         (29.54)          240,063
  Year ended 12/31/01 ...............              (11.63)          17.67          (6.52)          355,015
  Year ended 12/31/00 ...............               (4.37)          30.62           9.18           332,734
  Year ended 12/31/99 ...............               (4.59)          32.23          31.85           931,397
  Year ended 12/31/98 ...............               (2.26)          28.87          30.30           689,571
  Year ended 12/31/97 ...............               (0.33)          24.18          15.01           444,967
  Year ended 12/31/96 ...............               (0.41)          21.35          11.90           394,847
  Year ended 12/31/95 ...............                  --           19.44          44.45           185,349
  Year ended 12/31/94 ...............               (0.05)          13.46          (1.54)           62,178

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............             $    --          $17.38          42.34%       $  496,076
  Year ended 12/31/02 ...............                  --           12.21         (26.22)          376,550
  Year ended 12/31/01 ...............               (0.01)          16.55         (29.51)          517,364
  Year ended 12/31/00 ...............              (18.87)          23.49         (27.20)          700,370
  Year ended 12/31/99 ...............               (5.68)          55.15          43.42           674,864
  Year ended 12/31/98 ...............               (6.06)          43.97          15.53         1,216,584
  Year ended 12/31/97 ...............               (1.56)          43.75          11.39           997,586
  Year ended 12/31/96 ...............               (0.16)          40.91           4.18         1,469,518
  Year ended 12/31/95 ...............               --              39.41          44.31           984,212
  Year ended 12/31/94 ...............               (2.09)          27.31          (4.38)          397,037

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............             $    --          $33.29          35.16%       $1,115,959
  Year ended 12/31/02 ...............               (0.01)          24.63         (32.99)          874,914
  Year ended 12/31/01 ...............               (5.63)          36.77         (11.81)        1,540,327
  Year ended 12/31/00 ...............               (8.46)          47.27         (14.77)        1,809,937
  Year ended 12/31/99 ...............               (5.47)          64.38          33.74         3,387,526
  Year ended 12/31/98 ...............               (7.95)          53.22          48.07         1,905,719
  Year ended 12/31/97 ...............               (0.36)          42.76          25.75         1,072,529
  Year ended 12/31/96 ...............               (0.95)          34.33          13.35           991,028
  Year ended 12/31/95 ...............               (0.32)          31.16          36.37           502,974
  Year ended 12/31/94 ...............               (1.76)          23.13           1.45           150,390
-------------------------------------------------------------------------------------------------------------


                                                          RATIOS/SUPPLEMENTAL DATA
                                                  ------------------------------------------
                                                   RATIO OF     RATIO OF NET
                                                   EXPENSES       INVESTMENT       PORTFOLIO
                                                  TO AVERAGE  INCOME (LOSS) TO     TURNOVER
                                                  NET ASSETS  AVERAGE NET ASSETS     RATE
                                                  ---------- -------------------   ---------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............                0.93%          (0.70)%         196.43%
  Year ended 12/31/02 ...............                0.93           (0.56)          323.83
  Year ended 12/31/01 ...............                0.88           (0.45)          130.11
  Year ended 12/31/00 ...............                0.84           (0.09)          130.85
  Year ended 12/31/99 ...............                0.85           (0.21)          162.30
  Year ended 12/31/98 ...............                0.84            0.00           152.21
  Year ended 12/31/97 ...............                0.84           (0.15)          151.98
  Year ended 12/31/96 ...............                0.84            0.08            90.97
  Year ended 12/31/95 ...............                0.90           (0.25)          104.74
  Year ended 12/31/94 ...............                0.97            0.03            83.96

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............                0.97%          (0.70)%         146.69%
  Year ended 12/31/02 ...............                0.97           (0.69)          111.82
  Year ended 12/31/01 ...............                0.92           (0.27)          181.80
  Year ended 12/31/00 ...............                0.90            0.03           217.69
  Year ended 12/31/99 ...............                0.90           (0.28)          182.25
  Year ended 12/31/98 ...............                0.89           (0.20)          142.90
  Year ended 12/31/97 ...............                0.89           (0.12)          104.43
  Year ended 12/31/96 ...............                0.88           (0.09)          110.04
  Year ended 12/31/95 ...............                0.92           (0.48)           80.66
  Year ended 12/31/94 ...............                0.96           (0.10)          117.61

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............                0.85%          (0.05)%         167.53%
  Year ended 12/31/02 ...............                0.85           (0.01)          238.03
  Year ended 12/31/01 ...............                0.81            0.03            87.79
  Year ended 12/31/00 ...............                0.79            0.12           108.27
  Year ended 12/31/99 ...............                0.79           (0.03)          135.13
  Year ended 12/31/98 ...............                0.79            0.25           127.38
  Year ended 12/31/97 ...............                0.79            0.27           129.50
  Year ended 12/31/96 ...............                0.79            0.50            82.86
  Year ended 12/31/95 ...............                0.85            0.18           118.33
  Year ended 12/31/94 ...............                0.86            0.48           111.76
----------------------------------------------------------------------------------------------

                      [This page intentionally left blank]

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED





















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND

                                 CLASS S SHARES





                       A POOLED FUNDING VEHICLE FOR:
                       o VARIABLE ANNUITY CONTRACTS
                       o VARIABLE LIFE INSURANCE POLICIES
                       o QUALIFIED PENSION PLANS
                       o QUALIFIED RETIREMENT PLANS



                                                      PROSPECTUS

                                                     MAY 1, 2004



                   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                          ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN GROWTH PORTFOLIO








As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                               [GRAPHIC OMITTED]

           THE ALGER
       AMERICAN FUND

      CLASS S SHARES






          PROSPECTUS

         MAY 1, 2004



TABLE OF CONTENTS
----------------------------------------------------

2.............Risk/Return Summary: Investments,
              Risks & Performance

      2.......Investments

              Alger American Small
                Capitalization Portfolio ..........2

              Alger American MidCap
                Growth Portfolio ..................2

              Alger American Growth Portfolio .....2


      2.......Principal Risks


              Alger American Small
                Capitalization Portfolio ..........3
              Alger American MidCap
                Growth Portfolio ..................3
              Alger American Growth Portfolio .....3


      4.......Performance

              Alger American Small
                Capitalization Portfolio ..........4
              Alger American MidCap
                Growth Portfolio ..................4

              Alger American Growth Portfolio .....4

5.............Fees and Expenses
6.............Management and Organization
7.............Shareholder Information

              Distributor .........................7
              Transfer Agent ......................7
              Classes of Fund Shares ..............8
              Purchasing and Redeeming
                Fund Shares .......................8


10............Financial Highlights

Back Cover:   How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER AMERICAN FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) it will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

GOAL

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

GOAL

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

APPROACH

It focuses on midsized companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN GROWTH PORTFOLIO

GOAL

The Alger American Growth Portfolio seeks long-term capital appreciation.


APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.


[GRAPHIC OMITTED]


PRINCIPAL RISKS

RISKS APPLICABLE TO ALL EQUITY PORTFOLIOS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER AMERICAN
SMALL CAPITALIZATION PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN
MIDCAP GROWTH PORTFOLIO

An additional risk of investing in the portfolio is:

o the possibility of greater risk by investing in medium-sized companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

RISKS APPLICABLE TO ALGER AMERICAN GROWTH PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Equity Portfolios."



[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show each portfolio's performance for 2003, the only full calendar year in which Class S shares were outstanding. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables give some indication of the risks of an investment in a portfolio by comparing the portfolio's performance with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index:An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.


o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

            [Data below represents a bar chart in the printed piece]

                                     42.00
                                       03

Best Quarter:      16.31%     Q2    2003
Worst Quarter:     -0.90%     Q1    2003

Average Annual Total Return as of December 31, 2003
Class S

                                               Since
                                             Inception
                            1 Year           (5/1/02)
------------------------------------------------------------
American Small
  Capitalization             42.00%            4.74%
Russell 2000
  Growth Index               48.53%            4.72%


ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

            [Data below represents a bar chart in the printed piece]

                                     34.82
                                       03


Best Quarter:      17.23%     Q2    2003
Worst Quarter:     -0.49%     Q1    2003

Average Annual Total Return as of December 31, 2003
Class S

                                               Since
                                             Inception
                            1 Year           (5/1/02)
------------------------------------------------------------
American Growth             34.82%            -0.18%
Russell 1000
  Growth Index              29.76%             2.73%


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

            [Data below represents a bar chart in the printed piece]

                                      47.47
                                       03

Best Quarter:      20.62%     Q2    2003
Worst Quarter:      1.85%     Q1    2003

Average Annual Total Return as of December 31, 2003
Class S

                                               Since
                                             Inception
                            1 Year           (5/1/02)
------------------------------------------------------------
American MidCap Growth      47.47%             5.77%
Russell Midcap Growth Index 42.72%             6.67%


The Fund also offers Class O shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolios.

                                              ANNUAL FUND OPERATING EXPENSES
                                              (expenses that are deducted
                                              from Fund assets)
                                         ---------------------------------------
                      SHAREHOLDER FEES
                      (fees paid                                                   TOTAL ANNUAL
                      directly from       Management    Distribution    Other      FUND OPERATING
                      your investment)    Fees          (12b-1) Fees    Expenses   EXPENSES
=================================================================================================

ALGER AMERICAN SMALL      None               .85%           .25%          .13%          1.23%
CAPITALIZATION
PORTFOLIO

ALGER AMERICAN            None               .80%           .25%          .13%          1.18%
MIDCAP GROWTH
PORTFOLIO

ALGER AMERICAN            None               .75%           .25%          .10%          1.10%
GROWTH
PORTFOLIO


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year    3 Years     5 Years     10 Years
--------------------------------------------------------------------------
  ALGER AMERICAN SMALL       $125      $390        $676        $1,489
  CAPITALIZATION
  PORTFOLIO
---------------------------------------------------------------------------
  ALGER AMERICAN             $120      $375        $649        $1,432
  MIDCAP GROWTH
  PORTFOLIO
---------------------------------------------------------------------------
  ALGER AMERICAN             $112      $350        $606        $1,340
  GROWTH
  PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.


ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS

Each portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolios may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing each portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The Fund has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager fees at these annual rates based on a percentage of average daily net assets: Small Capitalization Portfolio--.85%; MidCap Growth Portfolio--.80%; Growth Portfolio--.75%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolios, overseeing the investments of each portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Jill Greenwald, CFA, and Andrew Silverberg are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Hyun, co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Greenwald, manager of the Small Capitalization Portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001. Mr. Silverberg, assistant portfolio manager of the MidCap Growth Portfolio since September 2003, has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.


LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.


On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for each portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

------------------------------------------------------
         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.
------------------------------------------------------

CLASSES OF FUND SHARES

Each portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, pursuant to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in a portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.


A portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

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[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Because Class S shares have been outstanding only since 2002, information is provided also with respect to Class O shares. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


                                                     INCOME FROM INVESTMENT OPERATIONS              LESS DIVIDENDS AND DISTRIBUTIONS
                                                     ---------------------------------              --------------------------------

                                         NET ASSET                     NET REALIZED                                    DISTRIBUTIONS
                                           VALUE                      AND UNREALIZED    TOTAL FROM    DIVIDENDS FROM     FROM NET
                                        BEGINNING    NET INVESTMENT     GAIN (LOSS)     INVESTMENT    NET INVESTMENT     REALIZED
                                         OF PERIOD    INCOME (LOSS)   ON INVESTMENTS    OPERATIONS        INCOME           GAINS
                                        -----------  --------------   ---------------  -----------    --------------    -----------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Year ended 12/31/03 .................    $12.19       $(0.15)          $  5.27        $  5.12           $   --          $    --
  Eight months ended 12/31/02(i)(iii) .     16.02        (0.08)            (3.75)         (3.83)              --               --
  CLASS O
  Year ended 12/31/03 .................    $12.21       $(0.15)          $  5.32        $  5.17           $   --          $    --
  Year ended 12/31/02 .................     16.55        (0.11)            (4.23)         (4.34)              --               --
  Year ended 12/31/01 .................     23.49        (0.03)            (6.90)         (6.93)           (0.01)              --
  Year ended 12/31/00 .................     55.15         0.01(ii)        (12.80)        (12.79)              --           (18.87)
  Year ended 12/31/99 .................     43.97        (0.12)(ii)        16.98          16.86               --            (5.68)
  Year ended 12/31/98 .................     43.75        (0.02)             6.30           6.28               --            (6.06)
  Year ended 12/31/97 .................     40.91        (0.05)(ii)         4.45           4.40               --            (1.56)
  Year ended 12/31/96 .................     39.41        (0.04)(ii)         1.70           1.66               --            (0.16)
  Year ended 12/31/95 .................     27.31        (0.09)            12.19          12.10               --               --
  Year ended 12/31/94 .................     30.88        (0.03)(ii)        (1.45)         (1.48)              --            (2.09)

ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
CLASS S
  Year ended 12/31/03 .................    $12.43       $(0.14)          $  6.04        $  5.90           $   --          $    --
  Eight months ended 12/31/02(i)(iii) .     16.69        (0.07)            (4.19)         (4.26)              --               --
  CLASS O
  Year ended 12/31/03 .................    $12.45       $(0.05)          $  6.00        $  5.95           $   --          $    --
  Year ended 12/31/02 .................     17.67        (0.10)            (5.12)         (5.22)              --               --
  Year ended 12/31/01 .................     30.62        (0.09)(ii)        (1.23)         (1.32)              --           (11.63)
  Year ended 12/31/00 .................     32.23        (0.03)(ii)         2.79           2.76               --            (4.37)
  Year ended 12/31/99 .................     28.87        (0.05)             8.00           7.95               --            (4.59)
  Year ended 12/31/98 .................     24.18         0.00(ii)          6.95           6.95               --            (2.26)
  Year ended 12/31/97 .................     21.35        (0.04)             3.20           3.16            (0.01)           (0.32)
  Year ended 12/31/96 .................     19.44         0.03              2.29           2.32               --            (0.41)
  Year ended 12/31/95 .................     13.46        (0.03)             6.01           5.98               --               --
  Year ended 12/31/94 .................     13.72         0.00(ii)         (0.21)         (0.21)              --            (0.05)

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Year ended 12/31/03 .................    $24.61       $(0.05)          $  8.62        $  8.57           $   --          $    --
  Eight months ended 12/31/02(i)(iii) .     33.28        (0.01)            (8.66)         (8.67)              --               --
  CLASS O
  Year ended 12/31/03 .................    $24.63       $(0.02)          $  8.68        $  8.66           $   --          $    --
  Year ended 12/31/02 .................     36.77        (0.01)           (12.12)        (12.13)           (0.01)              --
  Year ended 12/31/01 .................     47.27         0.01             (4.88)         (4.87)           (0.10)           (5.53)
  Year ended 12/31/00 .................     64.38         0.10             (8.75)         (8.65)              --            (8.46)
  Year ended 12/31/99 .................     53.22        (0.03)            16.66          16.63            (0.08)           (5.39)
  Year ended 12/31/98 .................     42.76         0.09             18.32          18.41            (0.13)           (7.82)
  Year ended 12/31/97 .................     34.33         0.13              8.66           8.79            (0.13)           (0.23)
  Year ended 12/31/96 .................     31.16         0.12              4.00           4.12            (0.02)           (0.93)
  Year ended 12/31/95 .................     23.13         0.02              8.33           8.35            (0.07)           (0.25)
  Year ended 12/31/94 .................     24.67         0.07              0.15           0.22            (0.03)           (1.73)
----------------------------------------------------------------------------------------------------------------------------------

  (i) Ratios have been  annualized;  total return has not been  annualized.
 (ii) Amount was computed based on average shares  outstanding  during the year.
(iii) Commenced operations May 1, 2002.





                                                            NET ASSET                        NET ASSETS,
                                            TOTAL          VALUE, END                       END OF PERIOD
                                         DISTRIBUTIONS      OF PERIOD       TOTAL RETURN   (000'S OMITTED)
                                         ------------       ---------       ------------   ---------------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Year ended 12/31/03 ..................   $    --           $17.31             42.00%      $    4,556
  Eight months ended 12/31/02(i)(iii) ..        --            12.19            (23.91)               7
  CLASS O
  Year ended 12/31/03 ..................   $    --           $17.38             42.34%      $  496,076
  Year ended 12/31/02 ..................        --            12.21            (26.22)         376,550
  Year ended 12/31/01 ..................     (0.01)           16.55            (29.51)         517,364
  Year ended 12/31/00 ..................    (18.87)           23.49            (27.20)         700,370
  Year ended 12/31/99 ..................     (5.68)           55.15             43.42          674,864
  Year ended 12/31/98 ..................     (6.06)           43.97             15.53        1,216,584
  Year ended 12/31/97 ..................     (1.56)           43.75             11.39          997,586
  Year ended 12/31/96 ..................     (0.16)           40.91              4.18        1,469,518
  Year ended 12/31/95 ..................        --            39.41             44.31          984,212
  Year ended 12/31/94 ..................     (2.09)           27.31             (4.38)         397,037

ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
CLASS S
  Year ended 12/31/03 ..................   $    --           $18.33             47.47%      $       43
  Eight months ended 12/31/02(i)(iii) ..        --            12.43            (25.52)               8
  CLASS O
  Year ended 12/31/03 ..................   $    --           $18.40             47.79%      $  414,590
  Year ended 12/31/02 ..................        --            12.45            (29.54)         240,063
  Year ended 12/31/01 ..................    (11.63)           17.67             (6.52)         355,015
  Year ended 12/31/00 ..................     (4.37)           30.62              9.18          332,734
  Year ended 12/31/99 ..................     (4.59)           32.23             31.85          931,397
  Year ended 12/31/98 ..................     (2.26)           28.87             30.30          689,571
  Year ended 12/31/97 ..................     (0.33)           24.18             15.01          444,967
  Year ended 12/31/96 ..................     (0.41)           21.35             11.90          394,847
  Year ended 12/31/95 ..................        --            19.44             44.45          185,349
  Year ended 12/31/94 ..................     (0.05)           13.46             (1.54)          62,178

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Year ended 12/31/03 ..................   $    --           $33.18             34.82%         $ 1,726
  Eight months ended 12/31/02(i)(iii) ..        --            24.61            (26.05)              19
  CLASS O
  Year ended 12/31/03 ..................   $    --           $33.29             35.16%      $1,115,959
  Year ended 12/31/02 ..................   $ (0.01)           24.63            (32.99)         874,914
  Year ended 12/31/01 ..................     (5.63)           36.77            (11.81)       1,540,327
  Year ended 12/31/00 ..................     (8.46)           47.27            (14.77)       1,809,937
  Year ended 12/31/99 ..................     (5.47)           64.38             33.74        3,387,526
  Year ended 12/31/98 ..................     (7.95)           53.22             48.07        1,905,719
  Year ended 12/31/97 ..................     (0.36)           42.76             25.75        1,072,529
  Year ended 12/31/96 ..................     (0.95)           34.33             13.35          991,028
  Year ended 12/31/95 ..................     (0.32)           31.16             36.37          502,974
  Year ended 12/31/94 ..................     (1.76)           23.13              1.45          150,390
----------------------------------------------------------------------------------------------------------


                                                      RATIOS/SUPPLEMENTAL DATA
                                           --------------------------------------------
                                                              RATIO OF NET
                                                               INVESTMENT
                                           RATIO OF EXPENSES  INCOME (LOSS)    PORTFOLIO
                                              TO AVERAGE       TO AVERAGE      TURNOVER
                                              NET ASSETS       NET ASSETS        RATE
                                           -----------------  ------------      -------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS S
  Year ended 12/31/03 ..................         1.23%            (1.02)%      146.69%
  Eight months ended 12/31/02(i)(iii) ..         1.20             (0.87)       111.82
  CLASS O
  Year ended 12/31/03 ..................         0.97%            (0.70)%      146.69%
  Year ended 12/31/02 ..................         0.97             (0.69)       111.82
  Year ended 12/31/01 ..................         0.92             (0.27)       181.80
  Year ended 12/31/00 ..................         0.90              0.03        217.69
  Year ended 12/31/99 ..................         0.90             (0.28)       182.25
  Year ended 12/31/98 ..................         0.89             (0.20)       142.90
  Year ended 12/31/97 ..................         0.89             (0.12)       104.43
  Year ended 12/31/96 ..................         0.88             (0.09)       110.04
  Year ended 12/31/95 ..................         0.92             (0.48)        80.66
  Year ended 12/31/94 ..................         0.96             (0.10)       117.61

ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
CLASS S
  Year ended 12/31/03 ..................         1.18%            (0.94%)      196.43%
  Eight months ended 12/31/02(i)(iii) ..         1.19             (0.75)       323.83
  CLASS O
  Year ended 12/31/03 ..................         0.93%            (0.70)%      196.43%
  Year ended 12/31/02 ..................         0.93             (0.56)       323.83
  Year ended 12/31/01 ..................         0.88             (0.45)       130.11
  Year ended 12/31/00 ..................         0.84             (0.09)       130.85
  Year ended 12/31/99 ..................         0.85             (0.21)       162.30
  Year ended 12/31/98 ..................         0.84              0.00        152.21
  Year ended 12/31/97 ..................         0.84             (0.15)       151.98
  Year ended 12/31/96 ..................         0.84              0.08         90.97
  Year ended 12/31/95 ..................         0.90             (0.25)       104.74
  Year ended 12/31/94 ..................         0.97              0.03         83.96

ALGER AMERICAN GROWTH PORTFOLIO
  CLASS S
  Year ended 12/31/03 ..................         1.10%            (0.16)%      167.53%
  Eight months ended 12/31/02(i)(iii) ..         1.10             (0.13)       238.03
  CLASS O
  Year ended 12/31/03 ..................         0.85%            (0.05)%      167.53%
  Year ended 12/31/02 ..................         0.85             (0.01)       238.03
  Year ended 12/31/01 ..................         0.81              0.03         87.79
  Year ended 12/31/00 ..................         0.79              0.12        108.27
  Year ended 12/31/99 ..................         0.79             (0.03)       135.13
  Year ended 12/31/98 ..................         0.79              0.25        127.38
  Year ended 12/31/97 ..................         0.79              0.27        129.50
  Year ended 12/31/96 ..................         0.79              0.50         82.86
  Year ended 12/31/95 ..................         0.85              0.18        118.33
  Year ended 12/31/94 ..................         0.86              0.48        111.76
----------------------------------------------------------------------------------------

                      [This page intentionally left blank]

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND

                                 CLASS O SHARES




                          A POOLED FUNDING VEHICLE FOR:
                          o VARIABLE ANNUITY CONTRACTS
                          o VARIABLE LIFE INSURANCE POLICIES
                          o QUALIFIED PENSION PLANS
                          o QUALIFIED RETIREMENT PLANS




                                                    PROSPECTUS

                                                   MAY 1, 2004




                        ALGER AMERICAN MIDCAP GROWTH PORTFOLIO






As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                               [GRAPHIC OMITTED]

                     THE ALGER
                 AMERICAN FUND


                ALGER AMERICAN
       MIDCAP GROWTH PORTFOLIO

                CLASS O SHARES






                    PROSPECTUS

                   MAY 1, 2004


TABLE OF CONTENTS
----------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance


4 ............Fees and Expenses
5 ............Management and Organization
6 ............Shareholder Information

              Distributor .........................6
              Transfer Agent ......................6
              Classes of Fund Shares ..............6
              Purchasing and Redeeming
                Fund Shares .......................7

8 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]


THE ALGER AMERICAN FUND--ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENT GOAL AND APPROACH


The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

The portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


The portfolio  focuses on midsized  companies with promising  growth  potential.
Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.


[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in the portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in medium-sized companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

[GRAPHIC OMITTED]


PERFORMANCE


The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average Annual Total Return table compares the portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

The index is unmanaged and no expenses or fees are reflected in the returns for the index. All returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index.



ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

            [Data below represents a bar chart in the printed piece]

 -1.54    44.45    11.9     15.01    30.3    31.85    9.18     -6.52    -29.54   47.79
   94       95      96        97      98      99       00        01       02      03

Best Quarter:     27.07%     Q4     1998
Worst Quarter:   -18.60%     Q3     2002

Average Annual Total Return as of December 31, 2003
Class O

                                                            Since
                                                          Inception
                          1 Year   5 Years   10 Years      (5/3/93)
-----------------------------------------------------------------------
American MidCap
  Growth                   47.79%   6.98%     12.82%        15.45%
Russell Midcap
  Growth Index             42.72%   2.01%      9.40%        10.17%


The portfolio also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolio.

                                              ANNUAL FUND OPERATING EXPENSES
                                              (expenses that are deducted
                                              from Fund assets)
                                         ---------------------------------------
                      SHAREHOLDER FEES
                      (fees paid                                                   TOTAL ANNUAL
                      directly from       Management    Distribution    Other      FUND OPERATING
                      your investment)    Fees          (12b-1) Fees    Expenses   EXPENSES
=================================================================================================
ALGER AMERICAN            None               .80%           None          .13%          .93%
MIDCAP GROWTH
PORTFOLIO


EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 Year      3 Years      5 Years       10 Years
----------------------------------------------------------------------------
  ALGER AMERICAN           $95          $296        $515          $1,143
  MIDCAP GROWTH
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolios. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .80%.


PORTFOLIO  MANAGERS


Fred M. Alger III is the chief market strategist for the portfolio, overseeing the investments of the portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolio prior to 1995. Dan C. Chung, CFA, and Andrew Silverberg are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Silverberg, assistant portfolio manager of the portfolio since September 2003, has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.


LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.


Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.


On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of
Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the portfolio.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

------------------------------------------------------
         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.
------------------------------------------------------

CLASSES OF FUND SHARES


The portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

PURCHASING AND REDEEMING FUND SHARES


Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.


The portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's

                                                    INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS AND DISTRIBUTIONS
                                                    ---------------------------------               --------------------------------
                                      NET ASSET                       NET REALIZED                                     DISTRIBUTIONS
                                        VALUE                        AND UNREALIZED     TOTAL FROM    DIVIDENDS FROM      FROM NET
                                     BEGINNING      NET INVESTMENT     GAIN (LOSS)      INVESTMENT    NET INVESTMENT     REALIZED
                                      OF PERIOD      INCOME (LOSS)   ON INVESTMENTS     OPERATIONS        INCOME           GAINS
                                     -----------    --------------   ---------------   ------------   --------------    -----------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 ..............   $12.45          $(0.05)           $ 6.00           $5.95           $   --          $    --
  Year ended 12/31/02 ..............    17.67           (0.10)            (5.12)          (5.22)              --               --
  Year ended 12/31/01 ..............    30.62           (0.09)(i)         (1.23)          (1.32)              --           (11.63)
  Year ended 12/31/00 ..............    32.23           (0.03)(i)          2.79            2.76               --            (4.37)
  Year ended 12/31/99 ..............    28.87           (0.05)             8.00            7.95               --            (4.59)
  Year ended 12/31/98 ..............    24.18            0.00(i)           6.95            6.95               --            (2.26)
  Year ended 12/31/97 ..............    21.35           (0.04)             3.20            3.16            (0.01)           (0.32)
  Year ended 12/31/96 ..............    19.44            0.03              2.29            2.32               --            (0.41)
  Year ended 12/31/95 ..............    13.46           (0.03)             6.01            5.98               --               --
  Year ended 12/31/94 ..............    13.72            0.00(i)          (0.21)          (0.21)              --            (0.05)
------------------------------------------------------------------------------------------------------------------------------------

 (i) Amount was computed based on average shares outstanding during the year.

independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


                                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                                            ----------------------------------------
                                                                                             RATIO OF     RATIO OF NET
                                                  NET ASSET                  NET ASSETS,     EXPENSES      INVESTMENT      PORTFOLIO
                                     TOTAL       VALUE, END                 END OF PERIOD   TO AVERAGE  INCOME (LOSS) TO    TURNOVER
                                  DISTRIBUTIONS   OF PERIOD  TOTAL RETURN  (000'S OMITTED)  NET ASSETS  AVERAGE NET ASSETS    RATE
                                  ------------    ---------  ------------  ---------------  ----------  ------------------ ---------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 ............  $    --        $18.40        47.79%      $ 414,590       0.93%           (0.70)%        196.43%
  Year ended 12/31/02 ............       --         12.45       (29.54)        240,063       0.93            (0.56)         323.83
  Year ended 12/31/01 ............   (11.63)        17.67        (6.52)        355,015       0.88            (0.45)         130.11
  Year ended 12/31/00 ............    (4.37)        30.62         9.18         332,734       0.84            (0.09)         130.85
  Year ended 12/31/99 ............    (4.59)        32.23        31.85         931,397       0.85            (0.21)         162.30
  Year ended 12/31/98 ............    (2.26)        28.87        30.30         689,571       0.84             0.00          152.21
  Year ended 12/31/97 ............    (0.33)        24.18        15.01         444,967       0.84            (0.15)         151.98
  Year ended 12/31/96 ............    (0.41)        21.35        11.90         394,847       0.84             0.08           90.97
  Year ended 12/31/95 ............       --         19.44        44.45         185,349       0.90            (0.25)         104.74
  Year ended 12/31/94 ............    (0.05)        13.46        (1.54)         62,178       0.97             0.03           83.96
------------------------------------------------------------------------------------------------------------------------------------

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED

















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND

                                 CLASS S SHARES



                         A POOLED FUNDING VEHICLE FOR:
                         o VARIABLE ANNUITY CONTRACTS
                         o VARIABLE LIFE INSURANCE POLICIES
                         o QUALIFIED PENSION PLANS
                         o QUALIFIED RETIREMENT PLANS



                                                       PROSPECTUS

                                                      MAY 1, 2004



                           ALGER AMERICAN MIDCAP GROWTH PORTFOLIO








As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                               [GRAPHIC OMITTED]

                   THE ALGER
               AMERICAN FUND


              ALGER AMERICAN
     MIDCAP GROWTH PORTFOLIO


              CLASS S SHARES







                  PROSPECTUS

                 MAY 1, 2004


TABLE OF CONTENTS
----------------------------------------------------

2 ............Risk/Return Summary: Investments,
              Risks & Performance


4 ............Fees and Expenses
5 ............Management and Organization
6 ............Shareholder Information

              Distributor ........................ 6
              Transfer Agent ..................... 6
              Classes of Fund Shares ............. 6
              Purchasing and Redeeming
                Fund Shares ...................... 7

8 ............Financial Highlights


Back Cover:   How to obtain more information

[GRAPHIC OMITTED]


THE ALGER AMERICAN FUND--ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENT GOAL AND APPROACH

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

The portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


The portfolio  focuses on midsized  companies with promising  growth  potential.
Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Mid-cap Growth Index or the S&P MidCap 400 Index.

[GRAPHIC OMITTED]


PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in the portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

An additional risk of investing in the portfolio is:


o the possibility of greater risk by investing in medium-sized companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

[GRAPHIC OMITTED]

PERFORMANCE


The following bar chart shows the portfolio's performance for 2003, the only full calendar year in which Class S shares were outstanding. The annual return assumes reinvestment of dividends and distributions.

The Average Annual Total Return table gives some indication of the risks of an investment in the portfolio by comparing the portfolio's performance with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

The index is unmanaged and no expenses or fees are reflected in the returns for the index. All returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index.



ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

            [Data below represents a bar chart in the printed piece]

                                     47.47
                                       03

Best Quarter:      20.62%     Q2    2003
Worst Quarter:      1.85%     Q1    2003

Average Annual Total Return as of December 31, 2003
Class S

                                               Since
                                             Inception
                               1 Year        (5/1/02)
----------------------------------------------------------
American MidCap Growth         47.47%          5.77%
Russell Midcap Growth Index    42.72%          6.67%



The portfolio also offers Class O shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolio.

                                              ANNUAL FUND OPERATING EXPENSES
                                              (expenses that are deducted
                                              from Fund assets)
                                         ---------------------------------------
                      SHAREHOLDER FEES
                      (fees paid                                                   TOTAL ANNUAL
                      directly from       Management    Distribution    Other      FUND OPERATING
                      your investment)    Fees          (12b-1) Fees    Expenses   EXPENSES
=================================================================================================
ALGER AMERICAN            None               .80%           .25%          .13%          1.18%
MIDCAP GROWTH
PORTFOLIO
SHAREHOLDER FEES



EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year    3 Years     5 Years     10 Years
--------------------------------------------------------------------------
  ALGER AMERICAN             $120      $375        $649        $1,432
  MIDCAP GROWTH
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .80%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolio, overseeing the investments of the portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolio prior to 1995. Dan C. Chung, CFA and Andrew Silverberg are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Silverberg, assistant portfolio manager of the portfolio since September 2003, has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.


LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.


Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the portfolio.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

------------------------------------------------------
         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.
------------------------------------------------------

CLASSES OF FUND SHARES


The portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, pursuant to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.

PURCHASING AND REDEEMING FUND SHARES


Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.


The portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Because Class S shares have been outstanding only since 2002, information is provided also with respect to Class O shares. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


                                                     INCOME FROM INVESTMENT OPERATIONS              LESS DIVIDENDS AND DISTRIBUTIONS
                                                     ---------------------------------              --------------------------------

                                          NET ASSET                    NET REALIZED                                    DISTRIBUTIONS
                                            VALUE                     AND UNREALIZED    TOTAL FROM    DIVIDENDS FROM     FROM NET
                                         BEGINNING   NET INVESTMENT     GAIN (LOSS)     INVESTMENT    NET INVESTMENT     REALIZED
                                          OF PERIOD   INCOME (LOSS)   ON INVESTMENTS    OPERATIONS        INCOME           GAINS
                                         ----------- --------------   ---------------  ------------   --------------    -----------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Year ended 12/31/03 ...................   $12.43       $(0.14)          $ 6.04         $ 5.90           $   --          $    --
  Eight months ended 12/31/02(i)(iii) ...    16.69        (0.07)           (4.19)         (4.26)              --               --
  CLASS O
  Year ended 12/31/03 ...................   $12.45       $(0.05)          $ 6.00         $ 5.95           $   --          $    --
  Year ended 12/31/02 ...................    17.67        (0.10)           (5.12)         (5.22)              --               --
  Year ended 12/31/01 ...................    30.62        (0.09)(ii)       (1.23)         (1.32)              --           (11.63)
  Year ended 12/31/00 ...................    32.23        (0.03)(ii)        2.79           2.76               --            (4.37)
  Year ended 12/31/99 ...................    28.87        (0.05)            8.00           7.95               --            (4.59)
  Year ended 12/31/98 ...................    24.18         0.00(ii)         6.95           6.95               --            (2.26)
  Year ended 12/31/97 ...................    21.35        (0.04)            3.20           3.16            (0.01)           (0.32)
  Year ended 12/31/96 ...................    19.44         0.03             2.29           2.32               --            (0.41)
  Year ended 12/31/95 ...................    13.46        (0.03)            6.01           5.98               --               --
  Year ended 12/31/94 ...................    13.72         0.00(ii)        (0.21)         (0.21)              --            (0.05)
-----------------------------------------------------------------------------------------------------------------------------------

  (i) Ratios have been  annualized;  total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the year.
(iii) Commenced operations May 1, 2002.





                                                          NET ASSET                    NET ASSETS,
                                            TOTAL        VALUE, END                   END OF PERIOD
                                         DISTRIBUTIONS    OF PERIOD   TOTAL RETURN   (000'S OMITTED)
                                         ------------     ---------   ------------   ---------------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Year ended 12/31/03 ...................  $    --         $18.33         47.47%        $      43
  Eight months ended 12/31/02(i)(iii) ...       --          12.43        (25.52)                8
  CLASS O
  Year ended 12/31/03 .................... $    --         $18.40         47.79%        $ 414,590
  Year ended 12/31/02 ...................       --          12.45        (29.54)          240,063
  Year ended 12/31/01 ...................   (11.63)         17.67         (6.52)          355,015
  Year ended 12/31/00 ...................    (4.37)         30.62          9.18           332,734
  Year ended 12/31/99 ...................    (4.59)         32.23         31.85           931,397
  Year ended 12/31/98 ...................    (2.26)         28.87         30.30           689,571
  Year ended 12/31/97 ...................    (0.33)         24.18         15.01           444,967
  Year ended 12/31/96 ...................    (0.41)         21.35         11.90           394,847
  Year ended 12/31/95 ...................       --          19.44         44.45           185,349
  Year ended 12/31/94 ...................    (0.05)         13.46         (1.54)           62,178
----------------------------------------------------------------------------------------------------


                                                  RATIOS/SUPPLEMENTAL DATA
                                         ----------------------------------------
                                                                     RATIO OF NET
                                           RATIO OF                   INVESTMENT
                                           EXPENSES   INCOME (LOSS)    PORTFOLIO
                                          TO AVERAGE   TO AVERAGE      TURNOVER
                                          NET ASSETS   NET ASSETS        RATE
                                         -----------  ------------   ------------
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS S
  Year ended 12/31/03 ...................    1.18%       (0.94%)        196.43%
  Eight months ended 12/31/02(i)(iii) ...    1.19        (0.75)         323.83
  CLASS O ...............................
  Year ended 12/31/03 ...................    0.93%       (0.70)%        196.43%
  Year ended 12/31/02 ...................    0.93        (0.56)         323.83
  Year ended 12/31/01 ...................    0.88        (0.45)         130.11
  Year ended 12/31/00 ...................    0.84        (0.09)         130.85
  Year ended 12/31/99 ...................    0.85        (0.21)         162.30
  Year ended 12/31/98 ...................    0.84         0.00          152.21
  Year ended 12/31/97 ...................    0.84        (0.15)         151.98
  Year ended 12/31/96 ...................    0.84         0.08           90.97
  Year ended 12/31/95 ...................    0.90        (0.25)         104.74
  Year ended 12/31/94 ...................    0.97         0.03           83.96
----------------------------------------------------------------------------------

FOR FUND INFORMATION:

By telephone:   (800) 992-3863

By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED





















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES



                          A POOLED FUNDING VEHICLE FOR:
                          o VARIABLE ANNUITY CONTRACTS
                          o VARIABLE LIFE INSURANCE POLICIES
                          o QUALIFIED PENSION PLANS
                          o QUALIFIED RETIREMENT PLANS



                                              PROSPECTUS

                                             MAY 1, 2004




                         ALGER AMERICAN GROWTH PORTFOLIO














As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.




                               [GRAPHIC OMITTED]

       THE ALGER
   AMERICAN FUND

  ALGER AMERICAN
GROWTH PORTFOLIO

  CLASS O SHARES




      PROSPECTUS

     MAY 1, 2004



TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............. Risk/Return Summary: Investments,
                Risks & Performance
4 ............. Fees and Expenses

5 ............. Management and Organization
6 ............. Shareholder Information

                Distributor ......................6
                Transfer Agent ...................6
                Classes of Fund Shares ...........6
                Purchasing and Redeeming
                  Fund Shares ....................7

8 ............. Financial Highlights

Back Cover:     How to obtain more information

[GRAPHIC OMITTED]



THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO


RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENT GOAL AND APPROACH

The Alger American Growth Portfolio seeks long-term capital appreciation.

The portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

[ ] High Unit Volume Growth

    Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

[ ] Positive Life Cycle Change

    Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average Annual Total Return table compares the portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in this chart does not reflect separate account charges which, if reflected, would lower returns.

 o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

The index is unmanaged and no expenses or fees are reflected in the returns for the index. All returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index.



ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

            [Data below represents a bar chart in the printed piece]

1.45    36.37     13.35     25.75      48.07     33.74     -14.77    -11.81     -32.99    35.16
 94      95         96       97          98        99         00        01         02       03

Best Quarter:           25.93%      Q4       1998
Worst Quarter:         -20.20%      Q3       2002

Average Annual Total Return as of December 31, 2003
Class O

                                                                 Since
                                                               Inception
                         1 Year       5 Years     10 Years     (1/9/89)
--------------------------------------------------------------------------------
American Growth          35.16%       -1.86%       10.27%        13.47%
Russell 1000
  Growth Index           29.76%       -5.11%        9.21%        11.21%


The portfolio also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolio.


                                              ANNUAL FUND OPERATING EXPENSES
                                              (expenses that are deducted
                                              from Fund assets)
                                         ---------------------------------------
                      SHAREHOLDER FEES
                      (fees paid                                                   TOTAL ANNUAL
                      directly from       Management    Distribution    Other      FUND OPERATING
                      your investment)    Fees          (12b-1) Fees    Expenses   EXPENSES
=================================================================================================
ALGER AMERICAN            None              .75%            None          .10%          .85%
GROWTH
PORTFOLIO



EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                          1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------

  ALGER AMERICAN            $87        $271        $471      $1,049

  GROWTH
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .75%.

PORTFOLIO MANAGERS

Fred M. Alger III is the chief market strategist for the portfolio, overseeing the investments of the portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolio prior to 1995. Dan C. Chung, CFA and David Hyun, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, co-manager of the portfolio since September 2001 has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Hyun, co-manager of the portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of
Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.

[GRAPHIC OMITTED]


SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

------------------------------------------------------
         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.
------------------------------------------------------

CLASSES OF FUND SHARES

The portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

The portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's

                                                 INCOME FROM INVESTMENT OPERATIONS                 LESS DIVIDENDS AND DISTRIBUTIONS
                                                 --------------------------------                  --------------------------------
                                   NET ASSET                        NET REALIZED                                      DISTRIBUTIONS
                                     VALUE                         AND UNREALIZED    TOTAL FROM     DIVIDENDS FROM       FROM NET
                                   BEGINNING     NET INVESTMENT      GAIN (LOSS)     INVESTMENT     NET INVESTMENT      REALIZED
                                   OF PERIOD      INCOME (LOSS)    ON INVESTMENTS    OPERATIONS         INCOME            GAINS
                                   -----------   --------------    ---------------  ------------    --------------     -----------
ALGER AMERICAN GROWTH PORTFOLIO
   CLASS O
   Year ended 12/31/03 ...........   $24.63          $(0.02)           $ 8.68          $ 8.66           $   --           $   --
   Year ended 12/31/02 ...........    36.77           (0.01)           (12.12)         (12.13)           (0.01)              --
   Year ended 12/31/01 ...........    47.27            0.01             (4.88)          (4.87)           (0.10)           (5.53)
   Year ended 12/31/00 ...........    64.38            0.10             (8.75)          (8.65)              --            (8.46)
   Year ended 12/31/99 ...........    53.22           (0.03)            16.66           16.63            (0.08)           (5.39)
   Year ended 12/31/98 ...........    42.76            0.09             18.32           18.41            (0.13)           (7.82)
   Year ended 12/31/97 ...........    34.33            0.13              8.66            8.79            (0.13)           (0.23)
   Year ended 12/31/96 ...........    31.16            0.12              4.00            4.12            (0.02)           (0.93)
   Year ended 12/31/95 ...........    23.13            0.02              8.33            8.35            (0.07)           (0.25)
   Year ended 12/31/94 ...........    24.67            0.07              0.15            0.22            (0.03)           (1.73)
-----------------------------------------------------------------------------------------------------------------------------------

independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.





                                                     NET ASSET                     NET ASSETS,
                                      TOTAL         VALUE, END                    END OF PERIOD
                                   DISTRIBUTIONS     OF PERIOD    TOTAL RETURN   (000'S OMITTED)
                                   ------------      ---------    ------------   ---------------
ALGER AMERICAN GROWTH PORTFOLIO
   CLASS O
   Year ended 12/31/03 ...........    $   --           $33.29         35.16%       $1,115,959
   Year ended 12/31/02 ...........     (0.01)           24.63        (32.99)          874,914
   Year ended 12/31/01 ...........     (5.63)           36.77        (11.81)        1,540,327
   Year ended 12/31/00 ...........     (8.46)           47.27        (14.77)        1,809,937
   Year ended 12/31/99 ...........     (5.47)           64.38         33.74         3,387,526
   Year ended 12/31/98 ...........     (7.95)           53.22         48.07         1,905,719
   Year ended 12/31/97 ...........     (0.36)           42.76         25.75         1,072,529
   Year ended 12/31/96 ...........     (0.95)           34.33         13.35           991,028
   Year ended 12/31/95 ...........     (0.32)           31.16         36.37           502,974
   Year ended 12/31/94 ...........     (1.76)           23.13          1.45           150,390
------------------------------------------------------------------------------------------------


                                                  RATIOS/SUPPLEMENTAL DATA
                                   -------------------------------------------------
                                                        RATIO OF NET
                                   RATIO OF EXPENSES      INVESTMENT        PORTFOLIO
                                      TO AVERAGE      INCOME (LOSS) TO      TURNOVER
                                      NET ASSETS      AVERAGE NET ASSETS      RATE
                                   ----------------   ------------------    --------
ALGER AMERICAN GROWTH PORTFOLIO
   CLASS O
   Year ended 12/31/03 ...........       0.85%               (0.05)%         167.53%
   Year ended 12/31/02 ...........       0.85                (0.01)          238.03
   Year ended 12/31/01 ...........       0.81                 0.03            87.79
   Year ended 12/31/00 ...........       0.79                 0.12           108.27
   Year ended 12/31/99 ...........       0.79                (0.03)          135.13
   Year ended 12/31/98 ...........       0.79                 0.25           127.38
   Year ended 12/31/97 ...........       0.79                 0.27           129.50
   Year ended 12/31/96 ...........       0.79                 0.50            82.86
   Year ended 12/31/95 ...........       0.85                 0.18           118.33
   Year ended 12/31/94 ...........       0.86                 0.48           111.76
------------------------------------------------------------------------------------

FOR FUND INFORMATION:

By telephone:     (800) 992-3863


By mail:          The Alger American Fund
                  111 Fifth Avenue
                   New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED





















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES


                          A POOLED FUNDING VEHICLE FOR:
                          o VARIABLE ANNUITY CONTRACTS
                          o VARIABLE LIFE INSURANCE POLICIES
                          o QUALIFIED PENSION PLANS
                          o QUALIFIED RETIREMENT PLANS



                                              PROSPECTUS

                                             MAY 1, 2004



                         ALGER AMERICAN GROWTH PORTFOLIO







As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.




                               [GRAPHIC OMITTED]

       THE ALGER
   AMERICAN FUND

  ALGER AMERICAN
GROWTH PORTFOLIO

  CLASS S SHARES








      PROSPECTUS

     MAY 1, 2004


TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ..............Risk/Return Summary: Investments,
 ...............Risks & Performance

4 ..............Fees and Expenses
5 ..............Management and Organization
6 ..............Shareholder Information

                Distributor .............................6
                Transfer Agent ..........................6
                Classes of Fund Shares ..................7
                Purchasing and Redeeming
                  Fund Shares ...........................7

8 ..............Financial Highlights

Back Cover:     How to obtain more information

[GRAPHIC OMITTED]

THE ALGER AMERICAN FUND

ALGER AMERICAN GROWTH PORTFOLIO

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

The Alger American Growth Portfolio seeks long-term capital appreciation.

The portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

 o  High Unit Volume Growth

    Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

 o  Positive Life Cycle Change

    Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.



[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the portfolio's performance for 2003, the only full calendar year in which Class S shares were outstanding. It assumes reinvestment of dividends and distributions.

The Average Annual Total Return table gives some indication of the risks of an investment in the portfolio by comparing the portfolio's performance with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

 o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

The index is unmanaged and no expenses or fees are reflected in the returns for the index. All returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index.

ALGER AMERICAN GROWTH PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

[Data below represents a bar chart in the printed piece]

                              34.82
                               03

Best Quarter:          17.23%       Q2     2003
Worst Quarter:         -0.49%       Q1     2003

Average Annual Total Return as of December 31, 2003
Class S

                                                       Since
                                                     Inception
                                  1 Year             (5/1/02)
--------------------------------------------------------------------------------
American Growth                   34.82%              -0.18%
Russell 1000
  Growth Index                    29.76%               2.73%



The portfolio also offers Class O shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolio.


                                              ANNUAL FUND OPERATING EXPENSES
                                              (expenses that are deducted
                                              from Fund assets)
                                         ---------------------------------------
                      SHAREHOLDER FEES
                      (fees paid                                                   TOTAL ANNUAL
                      directly from       Management    Distribution    Other      FUND OPERATING
                      your investment)    Fees          (12b-1) Fees    Expenses   EXPENSES
=================================================================================================
ALGER AMERICAN            None               .75%           .25%          .10%         1.10%
GROWTH
PORTFOLIO



Example

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year    3 Years   5 Years      10 Years
--------------------------------------------------------------------------------
  ALGER AMERICAN        $112       $350      $606       $1,340
  GROWTH
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .75%.

PORTFOLIO MANAGERS

Fred M. Alger III is the chief market strategist for the portfolio, overseeing the investments of the portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolio prior to 1995. Dan C. Chung, CFA, and David Hyun, CFA, are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, co-manager of the portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Hyun, co-manager of the portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.



[GRAPHIC OMITTED]


SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

------------------------------------------------------
         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.
------------------------------------------------------

CLASSES OF FUND SHARES

The portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, pursuant to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

The portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Because Class S shares have been outstanding only since 2002, information is provided also with respect to Class O shares. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

                                                    INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS AND DISTRIBUTIONS
                                                    ---------------------------------                -------------------------------

                                       NET ASSET                       NET REALIZED                                   DISTRIBUTIONS
                                         VALUE                        AND UNREALIZED    TOTAL FROM   DIVIDENDS FROM      FROM NET
                                       BEGINNING    NET INVESTMENT      GAIN (LOSS)     INVESTMENT   NET INVESTMENT      REALIZED
                                       OF PERIOD     INCOME (LOSS)    ON INVESTMENTS    OPERATIONS       INCOME            GAINS
                                      -----------  ---------------    ---------------   -----------  --------------     -----------
ALGER AMERICAN GROWTH PORTFOLIO
   CLASS S
   Year ended 12/31/03 ..............    $24.61         $(0.05)           $ 8.62          $ 8.57         $   --           $   --
   Eight months ended 12/31/02(i)(ii)     33.28          (0.01)            (8.66)          (8.67)            --               --
   CLASS O
   Year ended 12/31/03 ..............    $24.63         $(0.02)           $ 8.68          $ 8.66         $   --           $   --
   Year ended 12/31/02 ..............     36.77          (0.01)           (12.12)         (12.13)         (0.01)              --
   Year ended 12/31/01 ..............     47.27           0.01             (4.88)          (4.87)         (0.10)           (5.53)
   Year ended 12/31/00 ..............     64.38           0.10             (8.75)          (8.65)         --               (8.46)
   Year ended 12/31/99 ..............     53.22          (0.03)            16.66           16.63          (0.08)           (5.39)
   Year ended 12/31/98 ..............     42.76           0.09             18.32           18.41          (0.13)           (7.82)
   Year ended 12/31/97 ..............     34.33           0.13              8.66            8.79          (0.13)           (0.23)
   Year ended 12/31/96 ..............     31.16           0.12              4.00            4.12          (0.02)           (0.93)
   Year ended 12/31/95 ..............     23.13           0.02              8.33            8.35          (0.07)           (0.25)
   Year ended 12/31/94 ..............     24.67           0.07              0.15            0.22          (0.03)           (1.73)
------------------------------------------------------------------------------------------------------------------------------------

(i)  Ratios have been annualized; total return has not been annualized.
(ii) Commenced operations May 1, 2002.





                                                               NET ASSET                            NET ASSETS,
                                              TOTAL           VALUE, END                           END OF PERIOD
                                           DISTRIBUTIONS       OF PERIOD        TOTAL RETURN      (000'S OMITTED)
                                           ------------        ---------        ------------      ---------------
ALGER AMERICAN GROWTH PORTFOLIO
   CLASS S
   Year ended 12/31/03 ...................     $   --            $33.18             34.82%           $    1,726
   Eight months ended 12/31/02(i)(ii) ....         --             24.61            (26.05)                   19
   CLASS O
   Year ended 12/31/03 ...................     $   --            $33.29             35.16%           $1,115,959
   Year ended 12/31/02 ...................     $(0.01)            24.63            (32.99)              874,914
   Year ended 12/31/01 ...................      (5.63)            36.77            (11.81)            1,540,327
   Year ended 12/31/00 ...................      (8.46)            47.27            (14.77)            1,809,937
   Year ended 12/31/99 ...................      (5.47)            64.38             33.74             3,387,526
   Year ended 12/31/98 ...................      (7.95)            53.22             48.07             1,905,719
   Year ended 12/31/97 ...................      (0.36)            42.76             25.75             1,072,529
   Year ended 12/31/96 ...................      (0.95)            34.33             13.35               991,028
   Year ended 12/31/95 ...................      (0.32)            31.16             36.37               502,974
   Year ended 12/31/94 ...................      (1.76)            23.13              1.45               150,390
-------------------------------------------------------------------------------------------------------------------





                                                          RATIOS/SUPPLEMENTAL DATA
                                            ----------------------------------------------------
                                                                  RATIO OF NET
                                                                   INVESTMENT
                                            RATIO OF EXPENSES     INCOME (LOSS)      PORTFOLIO
                                               TO AVERAGE          TO AVERAGE        TURNOVER
                                               NET ASSETS          NET ASSETS          RATE
                                            -----------------     ------------        -------
ALGER AMERICAN GROWTH PORTFOLIO
   CLASS S
   Year ended 12/31/03 ...................         1.10%             (0.16)%           167.53%
   Eight months ended 12/31/02(i)(ii) ....         1.10              (0.13)            238.03
   CLASS O
   Year ended 12/31/03 ...................         0.85%             (0.05)%           167.53%
   Year ended 12/31/02 ...................         0.85              (0.01)            238.03
   Year ended 12/31/01 ...................         0.81               0.03              87.79
   Year ended 12/31/00 ...................         0.79               0.12             108.27
   Year ended 12/31/99 ...................         0.79              (0.03)            135.13
   Year ended 12/31/98 ...................         0.79               0.25             127.38
   Year ended 12/31/97 ...................         0.79               0.27             129.50
   Year ended 12/31/96 ...................         0.79               0.50              82.86
   Year ended 12/31/95 ...................         0.85               0.18             118.33
   Year ended 12/31/94 ...................         0.86               0.48             111.76
------------------------------------------------------------------------------------------------

FOR FUND INFORMATION:

By telephone:     (800) 992-3863

By mail:          The Alger American Fund
                  111 Fifth Avenue
                  New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED



















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES



                          A POOLED FUNDING VEHICLE FOR:
                          o VARIABLE ANNUITY CONTRACTS
                          o VARIABLE LIFE INSURANCE POLICIES
                          o QUALIFIED PENSION PLANS
                          o QUALIFIED RETIREMENT PLANS



                                                     PROSPECTUS

                                                    MAY 1, 2004




                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO





As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                               [GRAPHIC OMITTED]

               THE ALGER
           AMERICAN FUND

    ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO


          CLASS O SHARES










              PROSPECTUS

             MAY 1, 2004


TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ..............Risk/Return Summary: Investments,
 ...............Risks & Performance
4 ..............Fees and Expenses
5 ..............Management and Organization
6 ..............Shareholder Information

                Distributor .............................6
                Transfer Agent ..........................6
                Classes of Fund Shares ..................6
                Purchasing and Redeeming
                  Fund Shares ...........................7

8 ..............Financial Highlights

Back Cover:     How to obtain more information

[GRAPHIC OMITTED]

THE ALGER AMERICAN FUND--ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENT GOAL AND APPROACH

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

The portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


 o  High Unit Volume Growth

    Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

 o  Positive Life Cycle Change

    Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.



[GRAPHIC OMITTED]

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in the portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

An additional risk of investing in the portfolio is:

 o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average Annual Total Return table compares the portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

 o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

The index is unmanaged and no expenses or fees are reflected in the returns for the index. All returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

            [Data below represents a bar chart in the printed piece]

 -4.38     44.31     4.18      11.39      15.53     43.42     -27.2     -29.51     -26.22    42.34
  94        95       96         97         98        99        00         01        02        03

Best Quarter:          31.06%       Q4     1999
Worst Quarter:        -26.52%       Q1     2001

Average Annual Total Return as of December 31, 2003
Class O                                                   Since
                                                        Inception
                       1 Year     5 Years   10 Years    (9/21/88)
--------------------------------------------------------------------------------
American Small
  Capitalization        42.34%     -5.02%     3.64%      10.45%
Russell 2000
  Growth Index          48.53%      0.86%     5.43%       7.71%


The portfolio also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolio.

                                              ANNUAL FUND OPERATING EXPENSES
                                              (expenses that are deducted
                                              from Fund assets)
                                         ---------------------------------------
                      SHAREHOLDER FEES
                      (fees paid                                                   TOTAL ANNUAL
                      directly from       Management    Distribution    Other      FUND OPERATING
                      your investment)    Fees          (12b-1) Fees    Expenses   EXPENSES
=================================================================================================


ALGER AMERICAN SMALL      None               .85%            None         .12%          .97%
CAPITALIZATION
PORTFOLIO

Example

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                           1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
  ALGER AMERICAN SMALL      $99        $309        $536       $1,190
  CAPITALIZATION
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager fees at an annual rate based on a percentage of average daily net assets of .85%.

PORTFOLIO MANAGERS

Fred M. Alger III is the chief market strategist for the portfolio, overseeing the investments of the portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolio prior to 1995. Jill Greenwald, CFA, is the individual responsible for the day-to-day management of portfolio investments. Ms. Greenwald, manager of the portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001.

LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is deter mined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.


On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958

(Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

------------------------------------------------------
         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.
------------------------------------------------------

CLASSES OF FUND SHARES

The portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

The portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's

                                                   INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------               --------------------------------
                                       NET ASSET                      NET REALIZED                                    DISTRIBUTIONS
                                         VALUE                       AND UNREALIZED    TOTAL FROM   DIVIDENDS FROM       FROM NET
                                       BEGINNING   NET INVESTMENT      GAIN (LOSS)     INVESTMENT   NET INVESTMENT      REALIZED
                                       OF PERIOD   INCOME (LOSS)     ON INVESTMENTS    OPERATIONS       INCOME            GAINS
                                      -----------  -------------     ---------------  ------------  --------------     ------------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
   CLASS O
   Year ended 12/31/03 .............     $12.21       $(0.15)            $ 5.32          $ 5.17         $   --          $    --
   Year ended 12/31/02 .............      16.55        (0.11)             (4.23)          (4.34)            --               --
   Year ended 12/31/01 .............      23.49        (0.03)             (6.90)          (6.93)         (0.01)              --
   Year ended 12/31/00 .............      55.15         0.01(i)          (12.80)         (12.79)            --           (18.87)
   Year ended 12/31/99 .............      43.97        (0.12)(i)          16.98           16.86             --            (5.68)
   Year ended 12/31/98 .............      43.75        (0.02)              6.30            6.28             --            (6.06)
   Year ended 12/31/97 .............      40.91        (0.05)(i)           4.45            4.40             --            (1.56)
   Year ended 12/31/96 .............      39.41        (0.04)(i)           1.70            1.66             --            (0.16)
   Year ended 12/31/95 .............      27.31        (0.09)             12.19           12.10             --               --
   Year ended 12/31/94 .............      30.88        (0.03)(i)          (1.45)          (1.48)            --            (2.09)
------------------------------------------------------------------------------------------------------------------------------------

 (i) Amount was computed based on average shares outstanding during the year.

independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

                                                                       NET ASSET                              NET ASSETS,
                                                    TOTAL             VALUE, END                             END OF PERIOD
                                                 DISTRIBUTIONS         OF PERIOD          TOTAL RETURN      (000'S OMITTED)
                                                 ------------          ---------          ------------      ---------------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
   CLASS O
   Year ended 12/31/03 .............                $    --             $17.38               42.34%            $ 496,076
   Year ended 12/31/02 .............                     --              12.21              (26.22)              376,550
   Year ended 12/31/01 .............                  (0.01)             16.55              (29.51)              517,364
   Year ended 12/31/00 .............                 (18.87)             23.49              (27.20)              700,370
   Year ended 12/31/99 .............                  (5.68)             55.15               43.42               674,864
   Year ended 12/31/98 .............                  (6.06)             43.97               15.53             1,216,584
   Year ended 12/31/97 .............                  (1.56)             43.75               11.39               997,586
   Year ended 12/31/96 .............                  (0.16)             40.91                4.18             1,469,518
   Year ended 12/31/95 .............                     --              39.41               44.31               984,212
   Year ended 12/31/94 .............                  (2.09)             27.31               (4.38)              397,037
---------------------------------------------------------------------------------------------------------------------------

                                                              RATIOS/SUPPLEMENTAL DATA
                                               ---------------------------------------------------
                                                                     RATIO OF NET
                                               RATIO OF EXPENSES       INVESTMENT        PORTFOLIO
                                                  TO AVERAGE       INCOME (LOSS) TO      TURNOVER
                                                  NET ASSETS       AVERAGE NET ASSETS      RATE
                                               -----------------   ------------------     --------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
   CLASS O
   Year ended 12/31/03 .............                 0.97%                (0.70)%         146.69%
   Year ended 12/31/02 .............                 0.97                 (0.69)          111.82
   Year ended 12/31/01 .............                 0.92                 (0.27)          181.80
   Year ended 12/31/00 .............                 0.90                  0.03           217.69
   Year ended 12/31/99 .............                 0.90                 (0.28)          182.25
   Year ended 12/31/98 .............                 0.89                 (0.20)          142.90
   Year ended 12/31/97 .............                 0.89                 (0.12)          104.43
   Year ended 12/31/96 .............                 0.88                 (0.09)          110.04
   Year ended 12/31/95 .............                 0.92                 (0.48)           80.66
   Year ended 12/31/94 .............                 0.96                 (0.10)          117.61
--------------------------------------------------------------------------------------------------

FOR FUND INFORMATION:

By telephone:   (800) 992-3863


By mail:        The Alger American Fund
                111 Fifth Avenue
                New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED













THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES



                             A POOLED FUNDING VEHICLE FOR:
                             o VARIABLE ANNUITY CONTRACTS
                             o VARIABLE LIFE INSURANCE POLICIES
                             o QUALIFIED PENSION PLANS
                             o QUALIFIED RETIREMENT PLANS




                                                     PROSPECTUS

                                                    MAY 1, 2004




                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO








As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.






                               [GRAPHIC OMITTED]

               THE ALGER
           AMERICAN FUND


    ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO


          CLASS S SHARES





              PROSPECTUS

             MAY 1, 2004


TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ..............Risk/Return Summary: Investments,
                Risks & Performance

4 ..............Fees and Expenses
5 ..............Management and Organization
6 ..............Shareholder Information

                Distributor .............................6
                Transfer Agent ..........................6
                Classes of Fund Shares ..................6
                Purchasing and Redeeming
                  Fund Shares ...........................7

8 ..............Financial Highlights

Back Cover:     How to obtain more information

[GRAPHIC OMITTED]

THE ALGER AMERICAN FUND--ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

The portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

 o  High Unit Volume Growth

    Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

 o  Positive Life Cycle Change

    Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.


[GRAPHIC OMITTED]

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in the portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

An additional risk of investing in the portfolio is:

 o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources

[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the portfolio's performance for 2003, the only full calendar year in which Class S shares were outstanding. The annual return assumes reinvestment of dividends and distributions.

The Average Annual Total Return table gives some indication of the risks of an investment in the portfolio by comparing the portfolio's performance with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

 o Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

The index is unmanaged and no expenses or fees are reflected in the returns for the index. All returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

            [Data below represents a bar chart in the printed piece]

                            42.00
                            -----
                             03

Best Quarter:          16.31%       Q2     2003
Worst Quarter:         -0.90%       Q1     2003

Average Annual Total Return as of December 31, 2003
Class S

                                                       Since
                                                     Inception
                                  1 Year             (5/1/02)
--------------------------------------------------------------------------------
American Small
  Capitalization                  42.00%               4.74%
Russell 2000
  Growth Index                    48.53%               4.72%


The portfolio also offers Class O shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolio.


                                              ANNUAL FUND OPERATING EXPENSES
                                              (expenses that are deducted
                                              from Fund assets)
                                         ---------------------------------------
                      SHAREHOLDER FEES
                      (fees paid                                                   TOTAL ANNUAL
                      directly from       Management    Distribution    Other      FUND OPERATING
                      your investment)    Fees          (12b-1) Fees    Expenses   EXPENSES
=================================================================================================
ALGER AMERICAN SMALL      None               .85%           .25%          .13%         1.23%
CAPITALIZATION
PORTFOLIO

Example

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 Year     3 Years   5 Years      10 Years
--------------------------------------------------------------------------------
  ALGER AMERICAN SMALL     $125       $390      $676       $1,489
  CAPITALIZATION
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .85%.

PORTFOLIO MANAGERS

Fred M. Alger III is the chief market strategist for the portfolio, overseeing the investments of the portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolio prior to 1995. Jill Greenwald, CFA, is the individual responsible for the day-to-day management of portfolio investments. Ms. Greenwald, manager of the portfolio since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November 2001.

LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chair-man of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


------------------------------------------------------
         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.
------------------------------------------------------

CLASSES OF FUND SHARES

The portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, pursuant to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

The portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

[GRAPHIC OMITTED]


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Because Class S shares have been outstanding only since 2002, information is provided also with respect to Class O shares. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                --------------------------------

                                       NET ASSET                      NET REALIZED                                     DISTRIBUTIONS
                                         VALUE                       AND UNREALIZED    TOTAL FROM    DIVIDENDS FROM      FROM NET
                                      BEGINNING    NET INVESTMENT      GAIN (LOSS)     INVESTMENT    NET INVESTMENT      REALIZED
                                       OF PERIOD    INCOME (LOSS)    ON INVESTMENTS    OPERATIONS        INCOME            GAINS
                                      -----------  --------------    ---------------  ------------  ---------------     ------------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
   CLASS S
   Year ended 12/31/03 ...............   $12.19       $(0.15)             $ 5.27         $ 5.12          $   --          $    --
   Eight months ended 12/31/02(i)(iii)    16.02        (0.08)              (3.75)         (3.83)             --               --
   CLASS O
   Year ended 12/31/03 ...............   $12.21       $(0.15)             $ 5.32         $ 5.17          $   --          $    --
   Year ended 12/31/02 ...............    16.55        (0.11)              (4.23)         (4.34)             --               --
   Year ended 12/31/01 ...............    23.49        (0.03)              (6.90)         (6.93)          (0.01)              --
   Year ended 12/31/00 ...............    55.15         0.01(ii)          (12.80)        (12.79)             --           (18.87)
   Year ended 12/31/99 ...............    43.97        (0.12)(ii)          16.98          16.86              --            (5.68)
   Year ended 12/31/98 ...............    43.75        (0.02)               6.30           6.28              --            (6.06)
   Year ended 12/31/97 ...............    40.91        (0.05)(ii)           4.45           4.40              --            (1.56)
   Year ended 12/31/96 ...............    39.41        (0.04)(ii)           1.70           1.66              --            (0.16)
   Year ended 12/31/95 ...............    27.31        (0.09)              12.19          12.10              --            --
   Year ended 12/31/94 ...............    30.88        (0.03)(ii)          (1.45)         (1.48)             --            (2.09)
------------------------------------------------------------------------------------------------------------------------------------

  (i) Ratios have been  annualized;  total return has not been  annualized.
 (ii) Amount was computed based on average shares  outstanding  during the year.
(iii) Commenced operations May 1, 2002.

                                                         NET ASSET                          NET ASSETS,
                                         TOTAL           VALUE, END                        END OF PERIOD
                                      DISTRIBUTIONS      OF PERIOD      TOTAL RETURN      (000'S OMITTED)
                                      ------------       ---------      ------------      ---------------
ALGER AMERICAN MIDCAP ALGER AMERICAN
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
   CLASS S
   Year ended 12/31/03 ...............    $   --           $17.31           42.00%          $    4,556
   Eight months ended 12/31/02(i)(iii)        --            12.19          (23.91)                   7
   CLASS O
   Year ended 12/31/03 ...............    $   --           $17.38           42.34%          $  496,076
   Year ended 12/31/02 ...............        --            12.21          (26.22)             376,550
   Year ended 12/31/01 ...............     (0.01)           16.55          (29.51)             517,364
   Year ended 12/31/00 ...............    (18.87)           23.49          (27.20)             700,370
   Year ended 12/31/99 ...............     (5.68)           55.15           43.42              674,864
   Year ended 12/31/98 ...............     (6.06)           43.97           15.53            1,216,584
   Year ended 12/31/97 ...............     (1.56)           43.75           11.39              997,586
   Year ended 12/31/96 ...............     (0.16)           40.91            4.18            1,469,518
   Year ended 12/31/95 ...............        --            39.41           44.31              984,212
   Year ended 12/31/94 ...............     (2.09)           27.31           (4.38)             397,037
---------------------------------------------------------------------------------------------------------

                                                    RATIOS/SUPPLEMENTAL DATA
                                      ---------------------------------------------------
                                                           RATIO OF NET
                                                            INVESTMENT
                                      RATIO OF EXPENSES     INCOME (LOSS)       PORTFOLIO
                                          TO AVERAGE          TO AVERAGE        TURNOVER
                                         NET ASSETS          NET ASSETS           RATE
                                      -----------------     ------------        --------
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
   CLASS S
   Year ended 12/31/03 ...............      1.23%               (1.02)%         146.69%
   Eight months ended 12/31/02(i)(iii)      1.20                (0.87)          111.82
   CLASS O
   Year ended 12/31/03 ...............      0.97%               (0.70)%         146.69%
   Year ended 12/31/02 ...............      0.97                (0.69)          111.82
   Year ended 12/31/01 ...............      0.92                (0.27)          181.80
   Year ended 12/31/00 ...............      0.90                 0.03           217.69
   Year ended 12/31/99 ...............      0.90                (0.28)          182.25
   Year ended 12/31/98 ...............      0.89                (0.20)          142.90
   Year ended 12/31/97 ...............      0.89                (0.12)          104.43
   Year ended 12/31/96 ...............      0.88                (0.09)          110.04
   Year ended 12/31/95 ...............      0.92                (0.48)           80.66
   Year ended 12/31/94 ...............      0.96                (0.10)          117.61
-----------------------------------------------------------------------------------------

FOR FUND INFORMATION:

By telephone:     (800) 992-3863


By mail:          The Alger American Fund
                  111 Fifth Avenue
                  New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED









THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES



                          A POOLED FUNDING VEHICLE FOR:
                          o VARIABLE ANNUITY CONTRACTS
                          o VARIABLE LIFE INSURANCE POLICIES
                          o QUALIFIED PENSION PLANS
                          o QUALIFIED RETIREMENT PLANS



                                                   PROSPECTUS

                                                  MAY 1, 2004



                    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO







As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.





                               [GRAPHIC OMITTED]

                 THE ALGER
             AMERICAN FUND


            ALGER AMERICAN
LEVERAGED ALLCAP PORTFOLIO


            CLASS O SHARES









                PROSPECTUS
               MAY 1, 2004


TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ..............Risk/Return Summary: Investments,
                Risks & Performance

4 ..............Fees and Expenses
5 ..............Management and Organization
6 ..............Shareholder Information

                Distributor .............................6
                Transfer Agent ..........................6
                Classes of Fund Shares ..................6
                Purchasing and Redeeming
                  Fund Shares ...........................7

8 ..............Financial Highlights

Back Cover:     How to obtain more information

[GRAPHIC OMITTED]

THE ALGER AMERICAN FUND

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

The portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

 o  High Unit Volume Growth

    Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

 o  Positive Life Cycle Change

    Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

Additional risks of investing in the portfolio are:

 o the possibility of greater risk by investing in small- and medium-sized companies (in addition to large, more-established companies) owing to such factors as inexperienced management and limited financial resources

 o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average Annual Total Return table compares the portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in this chart does not reflect separate account charges which, if reflected, would lower returns.

 o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

The index is unmanaged and no expenses or fees are reflected in the returns for the index. All returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

            [Data below represents a bar chart in the printed piece]

12.04      19.68     57.83     78.06      -24.83    -15.93    -33.91    34.72
  96        97        98        99          00        01         02       03

Best Quarter:          40.16%       Q4       1999
Worst Quarter:        -21.93%       Q4       2000

Average Annual Total Return as of December 31, 2003
Class O

                                                    Since
                                                  Inception
                          1 Year     5 Years      (1/25/95)
--------------------------------------------------------------------------------
American Leveraged
  AllCap                  34.72%      0.04%         15.76%
Russell 3000
  Growth Index            30.95%     -4.70%          9.47%


The portfolio also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolio.

                                              ANNUAL FUND OPERATING EXPENSES
                                              (expenses that are deducted
                                              from Fund assets)
                                         ---------------------------------------
                      SHAREHOLDER FEES
                      (fees paid                                                   TOTAL ANNUAL
                      directly from       Management    Distribution    Other      FUND OPERATING
                      your investment)    Fees          (12b-1) Fees    Expenses   EXPENSES
=================================================================================================
ALGER AMERICAN            None               .85%           None          .12%          .97%
LEVERAGED ALLCAP
PORTFOLIO

Example

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
  ALGER AMERICAN          $99        $309        $536       $1,190
  LEVERAGED ALLCAP
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The Portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .85%.

PORTFOLIO MANAGERS

Fred M. Alger III is the chief market strategist for the portfolio, overseeing the investments of the portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios of the Fund prior to 1995. David Hyun, CFA, is the individual responsible for the day-to-day management of portfolio investments. Mr. Hyun, manager of the portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the

Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

------------------------------------------------------
         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.
------------------------------------------------------

CLASSES OF FUND SHARES

The portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

The portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's

                                                 INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                ----------------------------------                ---------------------------------
                                   NET ASSET                        NET REALIZED                                      DISTRIBUTIONS
                                     VALUE                         AND UNREALIZED    TOTAL FROM   DIVIDENDS FROM         FROM NET
                                  BEGINNING     NET INVESTMENT       GAIN (LOSS)     INVESTMENT   NET INVESTMENT        REALIZED
                                   OF PERIOD     INCOME (LOSS)     ON INVESTMENTS    OPERATIONS       INCOME              GAINS
                                  -----------   --------------     ---------------   ----------   --------------       -----------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
   CLASS O
   Year ended 12/31/03 ..........   $20.85          $(0.07)           $  7.31         $  7.24         $  --              $  --
   Year ended 12/31/02 ..........    31.55           (0.14)            (10.56)         (10.70)           --                 --
   Year ended 12/31/01 ..........    38.80            0.00(ii)          (6.06)          (6.06)           --               (1.19)
   Year ended 12/31/00 ..........    57.97           (0.02)(ii)        (13.77)         (13.79)           --               (5.38)
   Year ended 12/31/99 ..........    34.90           (0.09)             25.93           25.84            --               (2.77)
   Year ended 12/31/98 ..........    23.17           (0.05)             12.99           12.94            --               (1.21)
   Year ended 12/31/97 ..........    19.36           (0.03)              3.84            3.81            --                  --
   Year ended 12/31/96 ..........    17.43           (0.03)(ii)          2.14            2.11            --               (0.18)
   Year ended 12/31/95(i)(iv) ...    10.00           (0.03)              7.46            7.43            --                  --
-----------------------------------------------------------------------------------------------------------------------------------

                                   LESS DIVIDENDS AND DISTRIBUTIONS
                                  ---------------------------------
                                                       DISTRIBUTIONS
                                   DIVIDENDS FROM         FROM NET
                                   NET INVESTMENT        REALIZED
                                       INCOME              GAINS
                                   --------------       -----------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
   CLASS O
   Year ended 12/31/03                 $  --              $  --
   Year ended 12/31/02                    --                 --
   Year ended 12/31/01                    --               (1.19)
   Year ended 12/31/00                    --               (5.38)
   Year ended 12/31/99                    --               (2.77)
   Year ended 12/31/98                    --               (1.21)
   Year ended 12/31/97                    --                  --
   Year ended 12/31/96                    --               (0.18)
   Year ended 12/31/95(i)(iv)             --                  --
------------------------------------------------------------------------

  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares  outstanding during the year.
(iii) Amount has been reduced by 2.36% due to expense reimbursements.
 (iv) Commenced operations January 25, 1995.

independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.




                                                  NET ASSET                       NET ASSETS,
                                     TOTAL        VALUE, END                     END OF PERIOD
                                  DISTRIBUTIONS    OF PERIOD     TOTAL RETURN   (000'S OMITTED)
                                  -------------   ----------     ------------   ---------------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
   CLASS O
   Year ended 12/31/03 ..........    $   --          $28.09          34.72%        $ 382,289
   Year ended 12/31/02 ..........    $   --           20.85         (33.91)          271,373
   Year ended 12/31/01 ..........     (1.19)          31.55         (15.93)          443,209
   Year ended 12/31/00 ..........     (5.38)          38.80         (24.83)          476,517
   Year ended 12/31/99 ..........     (2.77)          57.97          78.06           362,500
   Year ended 12/31/98 ..........     (1.21)          34.90          57.83           101,710
   Year ended 12/31/97 ..........        --           23.17          19.68            53,488
   Year ended 12/31/96 ..........     (0.18)          19.36          12.04            34,925
   Year ended 12/31/95(i)(iv) ...        --           17.43          74.30             5,497
------------------------------------------------------------------------------------------------

                                                  RATIOS/SUPPLEMENTAL DATA
                                 ---------------------------------------------------------
                                                        RATIO OF NET
                                 RATIO OF EXPENSES         INVESTMENT            PORTFOLIO
                                     TO AVERAGE         INCOME (LOSS) TO          TURNOVER
                                     NET ASSETS        AVERAGE NET ASSETS          RATE
                                 -----------------     ------------------        --------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
   Year ended 12/31/03 ..........       0.97%                 (0.36)%             161.71%
   Year ended 12/31/02 ..........       0.96                  (0.49)              203.05
   Year ended 12/31/01 ..........       0.92                   0.00               103.03
   Year ended 12/31/00 ..........       0.90                  (0.03)              132.28
   Year ended 12/31/99 ..........       0.93                  (0.49)              155.74
   Year ended 12/31/98 ..........       0.96                  (0.27)              143.59
   Year ended 12/31/97 ..........       1.00                  (0.17)              164.27
   Year ended 12/31/96 ..........       1.09                  (0.15)              102.10
   Year ended 12/31/95(i)(iv) ...       1.56(iii)             (0.71)              178.23
-----------------------------------------------------------------------------------------

FOR FUND INFORMATION:

By telephone:     (800) 992-3863


By mail:          The Alger American Fund
                  111 Fifth Avenue
                  New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED













THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES




                          A POOLED FUNDING VEHICLE FOR:
                          o VARIABLE ANNUITY CONTRACTS
                          o VARIABLE LIFE INSURANCE POLICIES
                          o QUALIFIED PENSION PLANS
                          o QUALIFIED RETIREMENT PLANS




                                               PROSPECTUS

                                              MAY 1, 2004




                        ALGER AMERICAN BALANCED PORTFOLIO













As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         THE ALGER
     AMERICAN FUND


    ALGER AMERICAN
BALANCED PORTFOLIO


    CLASS O SHARES





        PROSPECTUS

       MAY 1, 2004



TABLE OF CONTENTS
--------------------------------------------------------------------------------
2 ..............Risk/Return Summary: Investments,
                Risks & Performance

4 ..............Fees and Expenses
5 ..............Management and Organization
6 ..............Shareholder Information

                Distributor .............................6
                Transfer Agent ..........................6
                Classes of Fund Shares ..................6
                Purchasing and Redeeming
                  Fund Shares ...........................7

8 ..............Financial Highlights

Back Cover:     How to obtain more information

[GRAPHIC OMITTED]

THE ALGER AMEICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO


RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

The Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

The portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

 o  High Unit Volume Growth

    Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

 o  Positive Life Cycle Change

    Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The portfolio focuses on stocks of companies with growth potential and on fixed-income securities, especially those which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds that are rated within the four highest rating categories by an established rating agency or, if not rated, are determined by the Fund's Manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.


[GRAPHIC OMITTED]

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

The primary risks arising from the fixed-income portion of the portfolio are:

 o  fixed-income securities' sensitivity to interest rate movements

 o the potential for a decline in the portfolio's market value in the event of an issuer's falling credit rating or actual default

[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions. The Average Annual Total Return table compares the portfolio's performance over several periods with that of appropriate benchmark indexes. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in this chart does not reflect separate account charges which, if reflected, would lower returns.

 o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

 o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds. Since the portfolio invests in both equity and fixed income securities, you should compare its performance to both indexes presented.

The indexes are unmanaged and no expenses or fees are reflected in the returns for the indexes. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the indexes.



ALGER AMERICAN BALANCED PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

           [Data below represents a bar chart in the printed piece]

-4.27   28.62   10.17     19.82   31.51    29.21    -2.75   -1.93  -12.29  19.03
 94      95       96       97       98      99        00      01      02     03

Best Quarter:       16.94%     Q4         1998
Worst Quarter:      -6.58%     Q4         2000

Average Annual Total Return as of December 31, 2003
Class O

                                                           Since
                                                         Inception
                           1 Year     5 Years  10 Years   (9/5/89)
--------------------------------------------------------------------------------

American Balanced           19.03%     5.17%    10.64%      9.60%
Russell 1000
  Growth Index              29.76%    -5.11%     9.21%      9.74%
Lehman Brothers Gov't/
   Credit Bond Index         4.68%     6.65%     6.98%      8.14%


The portfolio also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolio.

                                              ANNUAL FUND OPERATING EXPENSES
                                              (expenses that are deducted
                                              from Fund assets)
                                         ---------------------------------------
                      SHAREHOLDER FEES
                      (fees paid                                                   TOTAL ANNUAL
                      directly from       Management    Distribution    Other      FUND OPERATING
                      your investment)    Fees          (12b-1) Fees    Expenses   EXPENSES
=================================================================================================
ALGER AMERICAN            None               .75%           None          .12%          .87%
BALANCED PORTFOLIO

Example

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
  ALGER AMERICAN            $89        $278        $482       $1,073
  BALANCED
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .75%.

PORTFOLIO MANAGERS

Fred M. Alger III is the chief market strategist for the portfolio, overseeing the investments of the portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolio prior to 1995. Alison Barbi, CFA, and Kevin Collins, CFA are the individuals responsible for the day-to-day management of portfolio investments. Ms. Barbi, co-manager of the portfolio since September 2001, has been employed by the Manager since September 2001 as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities LLC from 1990 until 1998, and a private investor since 1998. Mr. Collins, co-manager of the portfolio since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003.

LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S.

District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

------------------------------------------------------
         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.
------------------------------------------------------

CLASSES OF FUND SHARES

The portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

The portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's

                                                 INCOME FROM INVESTMENT OPERATIONS                 LESS DIVIDENDS AND DISTRIBUTIONS
                                                 ---------------------------------                 --------------------------------
                                    NET ASSET                       NET REALIZED                                      DISTRIBUTIONS
                                      VALUE                        AND UNREALIZED    TOTAL FROM   DIVIDENDS FROM         FROM NET
                                    BEGINNING   NET INVESTMENT       GAIN (LOSS)     INVESTMENT   NET INVESTMENT        REALIZED
                                    OF PERIOD    INCOME (LOSS)     ON INVESTMENTS    OPERATIONS       INCOME              GAINS
                                   -----------  --------------     ---------------  ------------  --------------       -----------
ALGER AMERICAN BALANCED PORTFOLIO
   CLASS O
   Year ended 12/31/03 ..........    $11.29       $ 0.19               $ 1.94          $ 2.13         $(0.26)             $   --
   Year ended 12/31/02 ..........     13.08         0.20                (1.79)          (1.59)         (0.20)                 --
   Year ended 12/31/01 ..........     13.77         0.18                (0.43)          (0.25)         (0.20)              (0.24)
   Year ended 12/31/00 ..........     15.57         0.20                (0.61)          (0.41)         (0.13)              (1.26)
   Year ended 12/31/99 ..........     12.98         0.15                 3.45            3.60          (0.17)              (0.84)
   Year ended 12/31/98 ..........     10.76         0.19                 3.02            3.21          (0.18)              (0.81)
   Year ended 12/31/97 ..........      9.24         0.17                 1.63            1.80          (0.12)              (0.16)
   Year ended 12/31/96 ..........     13.64         0.21(i)              1.01            1.22          (0.73)              (4.89)
   Year ended 12/31/95 ..........     10.80         0.33(i)              2.73            3.06          (0.22)              --
   Year ended 12/31/94 ..........     11.58         0.20                (0.70)          (0.50)         (0.13)              (0.15)
----------------------------------------------------------------------------------------------------------------------

 (i) Amount was computed based on average shares outstanding during the year.

independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.




                                                        NET ASSET                              NET ASSETS,
                                     TOTAL             VALUE, END                             END OF PERIOD
                                  DISTRIBUTIONS         OF PERIOD          TOTAL RETURN      (000'S OMITTED)
                                  -------------         ---------          ------------      ---------------
ALGER AMERICAN BALANCED PORTFOLIO
   CLASS O
   Year ended 12/31/03 ..........   $ (0.26)             $13.16               19.03%            $ 308,990
   Year ended 12/31/02 ..........     (0.20)              11.29              (12.29)              254,290
   Year ended 12/31/01 ..........     (0.44)              13.08               (1.93)              224,959
   Year ended 12/31/00 ..........     (1.39)              13.77               (2.76)              115,894
   Year ended 12/31/99 ..........     (1.01)              15.57               29.21                56,327
   Year ended 12/31/98 ..........     (0.99)              12.98               31.51                28,208
   Year ended 12/31/97 ..........     (0.28)              10.76               19.82                16,614
   Year ended 12/31/96 ..........     (5.62)               9.24               10.17                10,486
   Year ended 12/31/95 ..........     (0.22)              13.64               28.62                 3,671
   Year ended 12/31/94 ..........     (0.28)              10.80               (4.27)               10,394
-------------------------------------------------------------------------------------------------------------

                                                  RATIOS/SUPPLEMENTAL DATA
                                  --------------------------------------------------
                                                        RATIO OF NET
                                  RATIO OF EXPENSES      INVESTMENT        PORTFOLIO
                                     TO AVERAGE      INCOME (LOSS) TO      TURNOVER
                                     NET ASSETS      AVERAGE NET ASSETS      RATE
                                  ----------------   ------------------     -------
ALGER AMERICAN BALANCED PORTFOLIO
   CLASS O
   Year ended 12/31/03 ..........       0.87%                1.60%          135.67%
   Year ended 12/31/02 ..........       0.87                 2.16           188.76
   Year ended 12/31/01 ..........       0.85                 2.53            62.93
   Year ended 12/31/00 ..........       0.88                 2.40            63.37
   Year ended 12/31/99 ..........       0.93                 1.66           118.74
   Year ended 12/31/98 ..........       0.92                 2.09            94.64
   Year ended 12/31/97 ..........       1.01                 2.14           105.01
   Year ended 12/31/96 ..........       1.14                 2.06            68.66
   Year ended 12/31/95 ..........       1.00                 2.49           113.02
   Year ended 12/31/94 ..........       1.08                 2.30            78.80
------------------------------------------------------------------------------------

FOR FUND INFORMATION:

By telephone:     (800) 992-3863


By mail:          The Alger American Fund
                  111 Fifth Avenue
                  New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED














THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES



                          A POOLED FUNDING VEHICLE FOR:
                          o VARIABLE ANNUITY CONTRACTS
                          o VARIABLE LIFE INSURANCE POLICIES
                          o QUALIFIED PENSION PLANS
                          o QUALIFIED RETIREMENT PLANS


                                                   PROSPECTUS

                                                  MAY 1, 2004








                    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO











As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.





                               [GRAPHIC OMITTED]

                 THE ALGER
             AMERICAN FUND

            ALGER AMERICAN
LEVERAGED ALLCAP PORTFOLIO

            CLASS S SHARES















                PROSPECTUS

               MAY 1, 2004




TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ..............Risk/Return Summary: Investments,
                Risks & Performance

3 ..............Fees and Expenses
4 ..............Management and Organization
5 ..............Shareholder Information

                Distributor .............................5
                Transfer Agent ..........................5
                Classes of Fund Shares ..................6
                Purchasing and Redeeming
                  Fund Shares ...........................6

8               Financial Highlights

Back Cover:     How to obtain more information

[GRAPHIC OMITTED]


ALGER AMERICAN FUND

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

RISK/RETURN SUMMARY: INVESTMENTS, RISKS &
PERFORMANCE

INVESTMENT GOAL AND APPROACH

The  Alger  American   Leveraged  AllCap   Portfolio  seeks  long-term   capital
appreciation.

The portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

 o  High Unit Volume Growth

    Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

 o  Positive Life Cycle Change

    Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in the portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning the portfolio may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

Additional risks of investing in the portfolio are:


 o the possiblity of greater risk by investing in small- and medium-sized companies (in addition to large, more-established companies) owing to such factors as inexperienced management and limited financial resources

 o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed

[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the portfolio's performance for 2003, the only full calendar year in which Class S shares were outstanding. The annual return assumes reinvestment of dividends and distributions.

The Average Annual Total Return table gives some indication of the risks of an investment in the portfolio by comparing the portfolio's performance with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in this chart does not reflect separate account charges which, if reflected, would lower returns.

 o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

            [Data below represents a bar chart in the printed piece]

                                     34.23

                                       03

Best Quarter:          16.42%       Q2     2003
Worst Quarter:          1.68%       Q3     2003

Average Annual Total Return as of December 31, 2003
Class S

                                                       Since
                                                     Inception
                                  1 Year             (5/1/02)
--------------------------------------------------------------------------------
American Leveraged

  AllCap                          34.23%              -1.06%
Russell 3000
  Growth Index                    30.95%               2.86%


The Portfolio also offers Class O shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.


[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolio.

                                              ANNUAL FUND OPERATING EXPENSES
                                              (expenses that are deducted
                                              from Fund assets)
                                         ---------------------------------------
                      SHAREHOLDER FEES
                      (fees paid                                                   TOTAL ANNUAL
                      directly from       Management    Distribution    Other      FUND OPERATING
                      your investment)    Fees          (12b-1) Fees    Expenses   EXPENSES
=================================================================================================
ALGER AMERICAN            None              .85%            .25%          .11%          1.21%
LEVERAGED ALLCAP
PORTFOLIO

Example

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year    3 Years   5 Years      10 Years
--------------------------------------------------------------------------------
  ALGER AMERICAN        $123       $384      $665       $1,466
  LEVERAGED ALLCAP
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .85%.

PORTFOLIO MANAGERS

Fred M. Alger III is the chief market strategist for the portfolio, overseeing the investments of the portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios of the Fund prior to 1995. David Hyun, CFA, is the individual responsible for the day-to-day management of portfolio investments. Mr. Hyun, manager of the portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000; he was a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.


LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003),
CROCKET V. ALGER SMALL PORTFOLIO, 03 CV # 9915 (filed December 12, 2003), FRIEDMAN V. ALGER SMALL PORTFOLIO, 03 CV 9426

(filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV
8747 (filed November 5, 2003), JOHNSON V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribu-tion. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

------------------------------------------------------
         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.
------------------------------------------------------

CLASSES OF FUND SHARES

The portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, pursuant to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.


PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

The portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

                      [This Page Intentionally Left Blank.]

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Because Class S shares have been outstanding only since 2002, information is provided also with respect to Class O shares. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

                                                   INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------               --------------------------------

                                        NET ASSET                     NET REALIZED                                   DISTRIBUTIONS
                                          VALUE                      AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM      FROM NET
                                        BEGINNING    NET INVESTMENT    GAIN (LOSS)    INVESTMENT   NET INVESTMENT      REALIZED
                                        OF PERIOD    INCOME (LOSS)   ON INVESTMENTS   OPERATIONS       INCOME            GAINS
                                       -----------  --------------   --------------   -----------  --------------     -----------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
   CLASS S
   Year ended 12/31/03 ................  $20.83       $(0.16)            $ 7.29         $ 7.13         $   --            $    --
   Eight months ended 12/31/02(i)(iv) .   28.46        (0.02)             (7.61)         (7.63)            --                 --
   CLASS O ............................
   Year ended 12/31/03 ................  $20.85       $(0.07)            $ 7.31         $ 7.24         $   --            $    --
   Year ended 12/31/02 ................   31.55        (0.14)            (10.56)        (10.70)            --                 --
   Year ended 12/31/01 ................   38.80         0.00(ii)          (6.06)         (6.06)            --              (1.19)
   Year ended 12/31/00 ................   57.97        (0.02)(ii)        (13.77)        (13.79)            --              (5.38)
   Year ended 12/31/99 ................   34.90        (0.09)             25.93          25.84             --              (2.77)
   Year ended 12/31/98 ................   23.17        (0.05)             12.99          12.94             --              (1.21)
   Year ended 12/31/97 ................   19.36        (0.03)              3.84           3.81             --                 --
   Year ended 12/31/96 ................   17.43        (0.03)(ii)          2.14           2.11             --              (0.18)
   Year ended 12/31/95(i)(v) ..........   10.00        (0.03)              7.46           7.43             --                 --
------------------------------------------------------------------------------------------------------------------------------------

  (i) Ratios have been  annualized;  total  return has not been  annualized.
 (ii) Amount was computed based on average shares  outstanding  during the year.
(iii) Amount has been reduced by 2.36% due to expense  reimbursements.
 (iv) Commenced operations May 1, 2002.
  (v) Commenced operations January 25, 1995.





                                                         NET ASSET                     NET ASSETS,
                                            TOTAL        VALUE, END                   END OF PERIOD
                                        DISTRIBUTIONS    OF PERIOD    TOTAL RETURN   (000'S OMITTED)
                                        -------------    ---------    ------------   ---------------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
   CLASS S
   Year ended 12/31/03 ................    $   --         $27.96         34.23%        $   7,328
   Eight months ended 12/31/02(i)(iv) .        --          20.83        (26.81)              281
   CLASS O ............................
   Year ended 12/31/03 ................    $   --         $28.09         34.72%        $ 382,289
   Year ended 12/31/02 ................        --          20.85        (33.91)          271,373
   Year ended 12/31/01 ................     (1.19)         31.55        (15.93)          443,209
   Year ended 12/31/00 ................     (5.38)         38.80        (24.83)          476,517
   Year ended 12/31/99 ................     (2.77)         57.97         78.06           362,500
   Year ended 12/31/98 ................     (1.21)         34.90         57.83           101,710
   Year ended 12/31/97 ................        --          23.17         19.68            53,488
   Year ended 12/31/96 ................     (0.18)         19.36         12.04            34,925
   Year ended 12/31/95(i)(v) ..........        --          17.43         74.30             5,497
-----------------------------------------------------------------------------------------------------

                                                          RATIOS/SUPPLEMENTAL DATA
                                         ------------------------------------------------
                                                              RATIO OF NET
                                                               INVESTMENT
                                         RATIO OF EXPENSES     INCOME (LOSS)   PORTFOLIO
                                             TO AVERAGE          TO AVERAGE     TURNOVER
                                            NET ASSETS          NET ASSETS       RATE
                                         -----------------     ------------     -------
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
   CLASS S
   Year ended 12/31/03 ................          1.21%           (0.63)%        161.71%
   Eight months ended 12/31/02(i)(iv) .          1.32            (0.92)         203.05
   CLASS O ............................
   Year ended 12/31/03 ................          0.97%           (0.36)%        161.71%
   Year ended 12/31/02 ................          0.96            (0.49)         203.05
   Year ended 12/31/01 ................          0.92             0.00          103.03
   Year ended 12/31/00 ................          0.90            (0.03)         132.28
   Year ended 12/31/99 ................          0.93            (0.49)         155.74
   Year ended 12/31/98 ................          0.96            (0.27)         143.59
   Year ended 12/31/97 ................          1.00            (0.17)         164.27
   Year ended 12/31/96 ................          1.09            (0.15)         102.10
   Year ended 12/31/95(i)(v) ..........          1.56(iii)       (0.71)         178.23
--------------------------------------------------------------------------------------

FOR FUND INFORMATION:

By telephone:     (800) 992-3863


By mail:          The Alger American Fund
                  111 Fifth Avenue
                  New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED



















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES





                          A POOLED FUNDING VEHICLE FOR:
                          o VARIABLE ANNUITY CONTRACTS
                          o VARIABLE LIFE INSURANCE POLICIES
                          o QUALIFIED PENSION PLANS
                          o QUALIFIED RETIREMENT PLANS





                                                   PROSPECTUS

                                                  MAY 1, 2004




                     ALGER AMERICAN INCOME &GROWTH PORTFOLIO







As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.




                               [GRAPHIC OMITTED]

                               THE ALGER
                           AMERICAN FUND




                   ALGER AMERICAN INCOME
                      & GROWTH PORTFOLIO



                          CLASS O SHARES









                              PROSPECTUS

                             MAY 1, 2004








TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ..............Risk/Return Summary: Investments,
                Risks & Performance

4 ..............Fees and Expenses
5 ..............Management and Organization
6 ..............Shareholder Information

                Distributor .............................6
                Transfer Agent ..........................6
                Classes of Fund Shares ..................6
                Purchasing and Redeeming
                  Fund Shares ...........................7

8 ..............Financial Highlights

Back Cover:     How to obtain more information

[GRAPHIC OMITTED]


THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME & GROWTH PORTFOLIO

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

The Alger American Income &Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation. The portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

 o  High Unit Volume Growth

    Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

 o  Positive Life Cycle Change

    Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.


[GRAPHIC OMITTED]

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

An additional risk of investing in the portfolio is:

 o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average Annual Total Return table compares the portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in this chart does not reflect separate account charges which, if reflected, would lower returns.

 o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

The index is unmanaged and no expenses or fees are reflected in the returns for the index. All returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index.


ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

[Data below represents a bar chart in the printed piece]

-8.28   35.13     19.68     36.29      32.39     42.45     -1.27     -14.32     -31.1     29.84
 94      95        96        97         98        99         00         01        02        03

Best Quarter:          35.96%       Q4       1999
Worst Quarter:        -19.33%       Q3       2002

Average Annual Total Return as of December 31, 2003
Class O

                                                           Since
                                                         Inception
                           1 Year   5 Years    10 Years  (11/15/88)
--------------------------------------------------------------------------------

American
  Income & Growth           29.84%     1.51%    11.18%     10.68%
Russell 1000
  Growth Index              29.76%    -5.11%     9.21%     11.35%


The portfolio also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolio.

                                              ANNUAL FUND OPERATING EXPENSES
                                              (expenses that are deducted
                                              from Fund assets)
                                         ---------------------------------------
                      SHAREHOLDER FEES
                      (fees paid                                                   TOTAL ANNUAL
                      directly from       Management    Distribution    Other      FUND OPERATING
                      your investment)    Fees          (12b-1) Fees    Expenses   EXPENSES
=================================================================================================
ALGER AMERICAN            None              .625%          None           .155%         .78%
INCOME & GROWTH
PORTFOLIO

Example

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
  ALGER AMERICAN          $80        $249        $433        $966
  INCOME & GROWTH
  PORTFOLIO


The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at an annual rate of .625%. PORTFOLIO MANAGERS Fred M. Alger III is the chief market strategist for the portfolio, overseeing the investments of the portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolio prior to 1995. Dan C. Chung, CFA and Kevin Collins, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, co-manager of the portfolio since September 2003 (and manager prior thereto from September 2001), has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Collins, co-manager of the portfolio since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003.

LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Manage ment, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chair-man of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

------------------------------------------------------
         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.
------------------------------------------------------

CLASSES OF FUND SHARES

The portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

PURCHASING AND REDEEMING FUND SHARES

Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

The portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's

                                                 INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                 ---------------------------------                ---------------------------------
                                    NET ASSET                       NET REALIZED                                      DISTRIBUTIONS
                                      VALUE                        AND UNREALIZED    TOTAL FROM   DIVIDENDS FROM         FROM NET
                                    BEGINNING    NET INVESTMENT       GAIN (LOSS)     INVESTMENT   NET INVESTMENT        REALIZED
                                    OF PERIOD    INCOME (LOSS)     ON INVESTMENTS    OPERATIONS       INCOME              GAINS
                                   -----------   -------------     ---------------  ------------  --------------       ------------
ALGER AMERICAN INCOME & GROWTH PORTFOLIO
   CLASS O
   Year ended 12/31/03 ............  $ 7.24         $ 0.05            $ 2.11           $ 2.16         $(0.03)             $   --
   Year ended 12/31/02 ............   10.57           0.02             (3.29)           (3.27)         (0.06)                 --
   Year ended 12/31/01 ............   13.26           0.05             (1.86)           (1.81)         (0.05)              (0.83)
   Year ended 12/31/00 ............   17.58           0.05             (0.44)           (0.39)         (0.01)              (3.92)
   Year ended 12/31/99 ............   13.12           0.00              5.26             5.26          (0.03)              (0.77)
   Year ended 12/31/98 ............   10.99           0.03              3.30             3.33          (0.04)              (1.16)
   Year ended 12/31/97 ............    8.42           0.03              2.94             2.97          (0.04)              (0.36)
   Year ended 12/31/96 ............   17.79           0.09(i)           1.87             1.96          (0.33)             (11.00)
   Year ended 12/31/95 ............   13.30           0.11(i)           4.54             4.65          (0.16)                 --
   Year ended 12/31/94 ............   15.31           0.17             (1.47)           (1.30)         (0.15)              (0.56)
-----------------------------------------------------------------------------------------------------------------------------------

 (i) Amount was computed based on average shares outstanding during the year.

independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.







                                                      NET ASSET                        NET ASSETS,
                                         TOTAL        VALUE, END                     END OF PERIOD
                                     DISTRIBUTIONS    OF PERIOD      TOTAL RETURN   (000'S OMITTED)
                                     ------------     ---------      ------------   ---------------
ALGER AMERICAN INCOME & GROWTH PORTFOLIO
   CLASS O
   Year ended 12/31/03 ............   $ (0.03)         $ 9.37           29.84%        $ 101,255
   Year ended 12/31/02 ............     (0.06)           7.24          (31.10)           85,066
   Year ended 12/31/01 ............     (0.88)          10.57          (14.32)          144,006
   Year ended 12/31/00 ............     (3.93)          13.26           (1.27)          150,783
   Year ended 12/31/99 ............     (0.80)          17.58           42.45            91,250
   Year ended 12/31/98 ............     (1.20)          13.12           32.39            77,926
   Year ended 12/31/97 ............     (0.40)          10.99           36.29            47,399
   Year ended 12/31/96 ............    (11.33)           8.42           19.68            20,910
   Year ended 12/31/95 ............     (0.16)          17.79           35.13             8,639
   Year ended 12/31/94 ............     (0.71)          13.30           (8.28)           29,135
---------------------------------------------------------------------------------------------------

                                                        RATIOS/SUPPLEMENTAL DATA
                                       ------------------------------------------------------
                                                               RATIO OF NET
                                       RATIO OF EXPENSES          INVESTMENT       PORTFOLIO
                                         TO AVERAGE          INCOME (LOSS) TO      TURNOVER
                                         NET ASSETS          AVERAGE NET ASSETS      RATE
                                      ----------------       ------------------     -------
ALGER AMERICAN INCOME & GROWTH PORTFOLIO
   CLASS O
   Year ended 12/31/03 ............         0.78%                    0.60%          175.67%
   Year ended 12/31/02 ............         0.79                     0.25           276.12
   Year ended 12/31/01 ............         0.72                     0.52           110.04
   Year ended 12/31/00 ............         0.70                     0.43           142.43
   Year ended 12/31/99 ............         0.70                     0.03           193.23
   Year ended 12/31/98 ............         0.70                     0.31           131.67
   Year ended 12/31/97 ............         0.74                     0.56           150.09
   Year ended 12/31/96 ............         0.81                     0.94           121.60
   Year ended 12/31/95 ............         0.75                     0.61           164.05
   Year ended 12/31/94 ............         0.75                     1.22           177.97
---------------------------------------------------------------------------------------------------

FOR FUND INFORMATION:

By telephone:  (800) 992-3863


By mail:       The Alger American Fund
               111 Fifth Avenue
               New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED
















THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES



                       A POOLED FUNDING VEHICLE FOR:
                       o VARIABLE ANNUITY CONTRACTS
                       o VARIABLE LIFE INSURANCE POLICIES
                       o QUALIFIED PENSION PLANS
                       o QUALIFIED RETIREMENT PLANS




                                                  PROSPECTUS

                                                 MAY 1, 2004






                    ALGER AMERICAN INCOME & GROWTH PORTFOLIO













As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                               [GRAPHIC OMITTED]

                THE ALGER
            AMERICAN FUND


           ALGER AMERICAN
INCOME & GROWTH PORTFOLIO

           CLASS S SHARES







               PROSPECTUS

              MAY 1, 2004




TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ..............Risk/Return Summary: Investments,
                Risks & Performance

3 ..............Fees and Expenses
4 ..............Management and Organization
5 ..............Shareholder Information

                Distributor .............................5
                Transfer Agent ..........................5
                Classes of Fund Shares ..................6
                Purchasing and Redeeming
                  Fund Shares ...........................6

8 ..............Financial Highlights

Back Cover:     How to obtain more information

[GRAPHIC OMITTED]


ALGER AMERICAN FUND

ALGER AMERICAN INCOME & GROWTH PORTFOLIO

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENT GOAL AND APPROACH

The Alger American Income &Growth Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation.

The portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

 o  High Unit Volume Growth

    Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

 o  Positive Life Cycle Change

    Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.


[GRAPHIC OMITTED]

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in the portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

An additional risk of investing in the portfolio is:

 o the possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart shows the portfolio's performance for 2003, the only full calendar year in which Class S shares were outstanding. The annual return assumes reinvestment of dividends and distributions.

The Average Annual Total Return tables give some indication of the risks of an investment in the portfolio by comparing the portfolio's performance with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.

 o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

The index is unmanaged and no expenses or fees are reflected in the returns for the index. All returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the index.



ALGER AMERICAN INCOME & GROWTH PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

            [Data below represents a bar chart in the printed piece]

                                     29.63
                                     -----
                                      03

Best Quarter:          16.13%       Q2     2003
Worst Quarter:         -2.61%       Q1     2003

Average Annual Total Return as of December 31, 2003
Class S

                                                       Since
                                                     Inception
                                  1 Year             (5/1/02)
--------------------------------------------------------------------------------
American
  Income & Growth                 29.63%              -0.98%
Russell 1000
  Growth Index                    29.76%               2.73%

The portfolio also offers Class O shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolio.

                                              ANNUAL FUND OPERATING EXPENSES
                                              (expenses that are deducted
                                              from Fund assets)
                                         ---------------------------------------
                      SHAREHOLDER FEES
                      (fees paid                                                   TOTAL ANNUAL
                      directly from       Management    Distribution    Other      FUND OPERATING
                      your investment)    Fees          (12b-1) Fees    Expenses   EXPENSES
=================================================================================================
ALGER AMERICAN            None               .625%          .25%         .135%          1.01%
INCOME & GROWTH
PORTFOLIO

Example

The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year    3 Years   5 Years      10 Years
--------------------------------------------------------------------------------
  ALGER AMERICAN        $103       $322      $558       $1,236
  INCOME & GROWTH
  PORTFOLIO
SHAREHOLDER FEES

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolios paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .625%.

PORTFOLIO MANAGERS

Fred M. Alger III is the chief market strategist for the portfolio, overseeing the investments of the portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolio prior to 1995. Dan C. Chung, CFA, and Kevin Collins, CFA are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, co-manager of the portfolio since September 2003 (and manager prior thereto from September 2001), has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Collins, co-manager of the portfolio since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003.

LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit # seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302


NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


------------------------------------------------------
         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.
------------------------------------------------------

CLASSES OF FUND SHARES

The portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, pursuant to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.


PURCHASING AND REDEEMING FUND SHARES


Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

The portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

                      [This Page Intentionally Left Blank.]

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Because Class S shares have been outstanding only since 2002, information is provided also with respect to Class O shares. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                --------------------------------
                                        NET ASSET                      NET REALIZED                                    DISTRIBUTIONS
                                          VALUE                       AND UNREALIZED    TOTAL FROM   DIVIDENDS FROM      FROM NET
                                        BEGINNING    NET INVESTMENT     GAIN (LOSS)     INVESTMENT   NET INVESTMENT      REALIZED
                                        OF PERIOD     INCOME (LOSS)   ON INVESTMENTS    OPERATIONS       INCOME            GAINS
                                        ---------    --------------   ---------------  ------------  --------------     -----------
ALGER AMERICAN INCOME &
GROWTH PORTFOLIO
   CLASS S
   Year ended 12/31/03 ................   $ 7.27          $0.03           $ 2.12          $ 2.15         $(0.01)          $   --
   Eight months ended 12/31/02(i)(iii)      9.58           0.01            (2.32)          (2.31)            --               --
   CLASS O
   Year ended 12/31/03 ................   $ 7.24          $0.05           $ 2.11          $ 2.16         $(0.03)          $   --
   Year ended 12/31/02 ................    10.57           0.02            (3.29)          (3.27)         (0.06)              --
   Year ended 12/31/01 ................    13.26           0.05            (1.86)          (1.81)         (0.05)           (0.83)
   Year ended 12/31/00 ................    17.58           0.05            (0.44)          (0.39)         (0.01)           (3.92)
   Year ended 12/31/99 ................    13.12           0.00             5.26            5.26          (0.03)           (0.77)
   Year ended 12/31/98 ................    10.99           0.03             3.30            3.33          (0.04)           (1.16)
   Year ended 12/31/97 ................     8.42           0.03             2.94            2.97          (0.04)           (0.36)
   Year ended 12/31/96 ................    17.79           0.09(ii)         1.87            1.96          (0.33)          (11.00)
   Year ended 12/31/95 ................    13.30           0.11(ii)         4.54            4.65          (0.16)              --
   Year ended 12/31/94 ................    15.31           0.17            (1.47)          (1.30)         (0.15)           (0.56)
-----------------------------------------------------------------------------------------------------------------------------------

  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the year.
(iii) Commenced operations May 1, 2002.





                                                            NET ASSET                     NET ASSETS,
                                            TOTAL          VALUE, END                    END OF PERIOD
                                         DISTRIBUTIONS      OF PERIOD   TOTAL RETURN    (000'S OMITTED)
                                         ------------       ---------   ------------    ---------------
ALGER AMERICAN INCOME &
GROWTH PORTFOLIO
   CLASS S
   Year ended 12/31/03 ................   $ (0.01)           $ 9.41        29.63%         $      10
   Eight months ended 12/31/02(i)(iii)         --              7.27       (24.11)                 7
   CLASS O
   Year ended 12/31/03 ................   $ (0.03)           $ 9.37        29.84%         $ 101,255
   Year ended 12/31/02 ................     (0.06)             7.24       (31.10)            85,066
   Year ended 12/31/01 ................     (0.88)            10.57       (14.32)           144,006
   Year ended 12/31/00 ................     (3.93)            13.26        (1.27)           150,783
   Year ended 12/31/99 ................     (0.80)            17.58        42.45             91,250
   Year ended 12/31/98 ................     (1.20)            13.12        32.39             77,926
   Year ended 12/31/97 ................     (0.40)            10.99        36.29             47,399
   Year ended 12/31/96 ................    (11.33)             8.42        19.68             20,910
   Year ended 12/31/95 ................     (0.16)            17.79        35.13              8,639
   Year ended 12/31/94 ................     (0.71)            13.30        (8.28)            29,135

                                                           RATIOS/SUPPLEMENTAL DATA
                                           --------------------------------------------------
                                                                RATIO OF NET
                                                                 INVESTMENT
                                           RATIO OF EXPENSES     INCOME (LOSS)      PORTFOLIO
                                              TO AVERAGE          TO AVERAGE        TURNOVER
                                              NET ASSETS          NET ASSETS          RATE
                                           -----------------     ------------       --------
ALGER AMERICAN INCOME &
GROWTH PORTFOLIO
   CLASS S
   Year ended 12/31/03 ................          1.01%                0.35%           175.67%
   Eight months ended 12/31/02(i)(iii)           1.05                 0.16            276.12
   CLASS O
   Year ended 12/31/03 ................          0.78%                0.60%           175.67%
   Year ended 12/31/02 ................          0.79                 0.25            276.12
   Year ended 12/31/01 ................          0.72                 0.52            110.04
   Year ended 12/31/00 ................          0.70                 0.43            142.43
   Year ended 12/31/99 ................          0.70                 0.03            193.23
   Year ended 12/31/98 ................          0.70                 0.31            131.67
   Year ended 12/31/97 ................          0.74                 0.56            150.09
   Year ended 12/31/96 ................          0.81                 0.94            121.60
   Year ended 12/31/95 ................          0.75                 0.61            164.05
   Year ended 12/31/94 ................          0.75                 1.22            177.97

FOR FUND INFORMATION:

By telephone:     (800) 992-3863


By mail:          The Alger American Fund
                  111 Fifth Avenue
                  New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED









THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                       A POOLED FUNDING VEHICLE FOR:
                       o VARIABLE ANNUITY CONTRACTS
                       o VARIABLE LIFE INSURANCE POLICIES
                       o QUALIFIED PENSION PLANS
                       o QUALIFIED RETIREMENT PLANS



                                                                      PROSPECTUS

                                                                     MAY 1, 2004


                                               ALGER AMERICAN BALANCED PORTFOLIO





As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                 [LOGO OMITTED]

                                                     THE ALGER
                                                 AMERICAN FUND


                                                ALGER AMERICAN
                                            BALANCED PORTFOLIO


                                                CLASS O SHARES





                                                    PROSPECTUS

                                                   MAY 1, 2004


TABLE OF CONTENTS
--------------------------------------------------------------------------------

2 ............. Risk/Return Summary: Investments, Risks & Performance
4 ............. Fees and Expenses
5 ............. Management and Organization
6 ............. Shareholder Information

                Distributor ..............................  6
                Transfer Agent ...........................  6
                Classes of Fund Shares ...................  6
                Purchasing and Redeeming
                  Fund Shares ............................  7

8 ............. Financial Highlights

Back Cover:     How to obtain more information

[GRAPHIC OMITTED]


THE ALGER AMEICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO


RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENT GOAL AND APPROACH

The Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

The portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


The portfolio focuses on stocks of companies with growth potential and on fixed-income securities, especially those which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds that are rated within the four highest rating categories by an established rating agency or, if not rated, are determined by the Fund's Manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.


[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

The primary risks arising from the fixed-income portion of the portfolio are:


o  fixed-income securities' sensitivity to interest rate movements

o the potential for a decline in the portfolio's market value in the event of an issuer's falling credit rating or actual default

[GRAPHIC OMITTED]

PERFORMANCE


The following bar chart shows the changes in the portfolio's performance from year to year and gives you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions.

The Average Annual Total Return table compares the portfolio's performance over several periods with that of appropriate benchmark indexes. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

The performance disclosed in this chart does not reflect separate account charges which, if reflected, would lower returns.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.


Since the portfolio invests in both equity and fixed income securities, you should compare its performance to both indexes presented.


The indexes are unmanaged and no expenses or fees are reflected in the returns for the indexes. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the indexes.



ALGER AMERICAN BALANCED PORTFOLIO

Annual Total Return as of December 31 each year (%)
Class O

        [The table below represents a bar chart in the printed report.]

 -4.27   28.62   10.17   19.82   31.51   29.21   -2.75   -1.93   -12.29  19.03
   94      95      96      97      98      99      00      01       02     03

Best Quarter:       16.94%     Q4         1998
Worst Quarter:      -6.58%     Q4         2000

Average Annual Total Return as of December 31, 2003
Class O

                                                                         Since
                                                                       Inception
                                          1 Year    5 Years  10 Years   (9/5/89)
--------------------------------------------------------------------------------
American Balanced                         19.03%     5.17%    10.64%     9.60%
Russell 1000 Growth Index                 29.76%    -5.11%     9.21%     9.74%
Lehman Brothers Gov't/Credit Bond Index    4.68%     6.65%     6.98%     8.14%



The portfolio also offers Class S shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class O shares of the portfolio.


                                         ANNUAL FUND OPERATING EXPENSES
                                         (expenses that are deducted
                                         from Fund assets)
                                         --------------------------------------------------------
                      SHAREHOLDER FEES
                      (fees paid                                                   TOTAL ANNUAL
                      directly from       Management    Distribution    Other      FUND OPERATING
                      your investment)    Fees          (12b-1) Fees    Expenses   EXPENSES
=================================================================================================
-------------------------------------------------------------------------------------------------
ALGER AMERICAN             None             .75%           None          .12%         .87%
BALANCED PORTFOLIO



EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class O shares of the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 Year    3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
ALGER AMERICAN                            $  89     $ 278     $ 482     $1,073
  BALANCED
  PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .75%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolio, overseeing the investments of the portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolio prior to 1995. Alison Barbi, CFA, and Kevin Collins, CFA are the individuals responsible for the day-to-day management of portfolio investments. Ms. Barbi, co-manager of the portfolio since September 2001, has been employed by the Manager since September 2001 as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities LLC from 1990 until 1998, and a private investor since 1998. Mr. Collins, co-manager of the portfolio since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003.


LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S.

District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions by the portfolios annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a portfolio.

Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.

CLASSES OF FUND SHARES


The portfolio offers two classes of shares: Class O shares and Class S shares. Only Class O shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ only in that Class S shares are subject to a distribution and shareholder servicing fee, while Class O shares are not.

PURCHASING AND REDEEMING FUND SHARES


Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.

Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.


The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.


The portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's

                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                -------------------------------

                                        NET ASSET                     NET REALIZED                                     DISTRIBUTIONS
                                          VALUE                      AND UNREALIZED     TOTAL FROM    DIVIDENDS FROM     FROM NET
                                        BEGINNING   NET INVESTMENT     GAIN (LOSS)      INVESTMENT    NET INVESTMENT     REALIZED
                                        OF PERIOD    INCOME (LOSS)   ON INVESTMENTS     OPERATIONS        INCOME           GAINS
                                       -----------  --------------   ---------------   ------------   --------------   -------------
ALGER AMERICAN BALANCED PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $11.29      $0.19              $ 1.94           $ 2.13           $(0.26)         $   --
   Year ended 12/31/02 .................   13.08       0.20               (1.79)           (1.59)           (0.20)             --
   Year ended 12/31/01 .................   13.77       0.18               (0.43)           (0.25)           (0.20)          (0.24)
   Year ended 12/31/00 .................   15.57       0.20               (0.61)           (0.41)           (0.13)          (1.26)
   Year ended 12/31/99 .................   12.98       0.15                3.45             3.60            (0.17)          (0.84)
   Year ended 12/31/98 .................   10.76       0.19                3.02             3.21            (0.18)          (0.81)
   Year ended 12/31/97 .................    9.24       0.17                1.63             1.80            (0.12)          (0.16)
   Year ended 12/31/96 .................   13.64       0.21(i)             1.01             1.22            (0.73)          (4.89)
   Year ended 12/31/95 .................   10.80       0.33(i)             2.73             3.06            (0.22)             --
   Year ended 12/31/94 .................   11.58       0.20               (0.70)           (0.50)           (0.13)          (0.15)
------------------------------------------------------------------------------------------------------------------------------------

(i)  Amount was computed based on average shares outstanding during the year.

independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.

                                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                                              --------------------------------------
                                                                                                            RATIO OF NET
                                                                                                RATIO OF     INVESTMENT
                                                       NET ASSET               NET ASSETS,      EXPENSES    INCOME (LOSS)  PORTFOLIO
                                           TOTAL      VALUE, END    TOTAL     END OF PERIOD    TO AVERAGE    TO AVERAGE    TURNOVER
                                        DISTRIBUTIONS  OF PERIOD    RETURN   (000'S OMITTED)   NET ASSETS    NET ASSETS      RATE
                                       --------------  ----------  --------  ---------------  ------------  ------------   ---------
ALGER AMERICAN BALANCED PORTFOLIO

   CLASS O
   Year ended 12/31/03 .................  $(0.26)      $13.16     19.03%      $  308,990       0.87%         1.60%        135.67%
   Year ended 12/31/02 .................   (0.20)       11.29    (12.29)         254,290       0.87          2.16         188.76
   Year ended 12/31/01 .................   (0.44)       13.08     (1.93)         224,959       0.85          2.53          62.93
   Year ended 12/31/00 .................   (1.39)       13.77     (2.76)         115,894       0.88          2.40          63.37
   Year ended 12/31/99 .................   (1.01)       15.57     29.21           56,327       0.93          1.66         118.74
   Year ended 12/31/98 .................   (0.99)       12.98     31.51           28,208       0.92          2.09          94.64
   Year ended 12/31/97 .................   (0.28)       10.76     19.82           16,614       1.01          2.14         105.01
   Year ended 12/31/96 .................   (5.62)        9.24     10.17           10,486       1.14          2.06          68.66
   Year ended 12/31/95 .................   (0.22)       13.64     28.62            3,671       1.00          2.49         113.02
   Year ended 12/31/94 .................   (0.28)       10.80     (4.27)          10,394       1.08          2.30          78.80
------------------------------------------------------------------------------------------------------------------------------------

FOR FUND INFORMATION:

By telephone:     (800) 992-3863

By mail:          The Alger American Fund
                  111 Fifth Avenue
                  New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED










THE ALGER AMERICAN FUND
SEC FILE #811-5550

                             THE ALGER AMERICAN FUND
                                 CLASS S SHARES



                       A POOLED FUNDING VEHICLE FOR:
                       o VARIABLE ANNUITY CONTRACTS
                       o VARIABLE LIFE INSURANCE POLICIES
                       o QUALIFIED PENSION PLANS
                       o QUALIFIED RETIREMENT PLANS

                                                                      PROSPECTUS

                                                                     MAY 1, 2004



                                               ALGER AMERICAN BALANCED PORTFOLIO



As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                 [LOGO OMITTED]

                                                     THE ALGER
                                                 AMERICAN FUND

                                                ALGER AMERICAN
                                            BALANCED PORTFOLIO

                                                CLASS S SHARES




                                                    PROSPECTUS

                                                   MAY 1, 2004

TABLE OF CONTENTS
--------------------------------------------------------------------------------


2 ............. Risk/Return Summary: Investments, Risks & Performance
4 ............. Fees and Expenses
5 ............. Management and Organization
6 ............. Shareholder Information

                Distributor ..............................  6
                Transfer Agent ...........................  6
                Classes of Fund Shares ...................  6
                Purchasing and Redeeming
                  Fund Shares ............................  7

8 ............. Financial Highlights

Back Cover:     How to obtain more information

[GRAPHIC OMITTED]


THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO


RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE


INVESTMENT GOAL AND APPROACH

The Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

The portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. The portfolio's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o  High Unit Volume Growth

   Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  Positive Life Cycle Change

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


The portfolio focuses on stocks of companies with growth potential and on fixed-income securities, especially those which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds that are rated within the four highest rating categories by an established rating agency or, if not rated, are determined by the Fund's Manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.



[GRAPHIC OMITTED]

PRINCIPAL RISKS


As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objective, an investment in it may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investments' values.

The portfolio's trading in some stocks may be relatively short-term, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses.

The primary risks arising from the fixed-income portion of the portfolio are:


o  fixed-income securities' sensitivity to interest rate movements

o the potential for a decline in the portfolio's market value in the event of an issuer's falling credit rating or actual default

[GRAPHIC OMITTED]

PERFORMANCE


The following bar chart shows the portfolio's performance for 2003, the only full calendar year in which Class S shares were outstanding. It assumes reinvestment of dividends and distributions.

The Average Annual Total Return table gives some indication of the risks of an investment in the portfolio by comparing the portfolio's performance with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.


The performance disclosed in these charts does not reflect separate account charges which, if reflected, would lower returns.


o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds

Since the portfolio invests in both equity and fixed income securities, you should compare its performance to both indexes presented.

The indexes are unmanaged and no expenses or fees are reflected in the returns for the index. All returns for the index assume reinvestment of dividends and interest on the underlying securities that make up the respective index.



ALGER AMERICAN BALANCED PORTFOLIO

Annual Total Return as of December 31 (%)
Class S

        [The table below represents a bar chart in the printed report.]

                                     18.73
                                       03

Best Quarter:          10.26%       Q2     2003
Worst Quarter:          0.17%       Q1     2003

Average Annual Total Return as of December 31, 2003
Class S

                                                                         Since
                                                                       Inception
                                                    1 Year              (5/1/02)
--------------------------------------------------------------------------------
American Balanced                                   18.73%                5.27%
Russell 1000 Growth Index                           29.76%                2.73%
Lehman Brothers Gov't/Credit Bond Index              4.68%                8.49%



The portfolio also offers Class O shares. Class S and Class O shares differ only in that Class S shares are subject to a distribution and shareholder servicing fee, whereas Class O shares are not. Because of the distribution and shareholder servicing fee, returns will be lower for Class S shares.

[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold Class S shares of the portfolio.

                                         ANNUAL FUND OPERATING EXPENSES
                                         (expenses that are deducted
                                         from Fund assets)
                                         --------------------------------------------------------
                      SHAREHOLDER FEES
                      (fees paid                                                   TOTAL ANNUAL
                      directly from       Management    Distribution    Other      FUND OPERATING
                      your investment)    Fees          (12b-1) Fees    Expenses   EXPENSES
=================================================================================================
-------------------------------------------------------------------------------------------------
ALGER AMERICAN             None             .75%           .25%          .11%         1.11%
BALANCED PORTFOLIO



EXAMPLE


The following example, which reflects the shareholder fees and operating expenses listed in the preceding table, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class S shares of the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same as in the prior table. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 Year    3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
ALGER AMERICAN                            $ 113     $ 353     $ 612     $1,352
BALANCED
PORTFOLIO

The example above does not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the plan documents.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective. The portfolio may not achieve its objective during such periods.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager is responsible for managing the portfolio's assets according to its goal and for placing orders with broker-dealers to purchase and sell securities on behalf of the portfolio. The portfolio has had the same manager since inception and, for the most recent fiscal year, the portfolio paid the Manager a fee at an annual rate based on a percentage of average daily net assets of .75%.


PORTFOLIO MANAGERS


Fred M. Alger III is the chief market strategist for the portfolio, overseeing the investments of the portfolio since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolio prior to 1995. Alison Barbi, CFA and Kevin Collins, CFA are the individuals responsible for the day-to-day management of portfolio investments. Ms. Barbi, co-manager of the portfolio since September 2001, has been employed by the Manager since September 2001 as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities LLC from 1990 until 1998, and a private investor since 1998. Mr. Collins, co-manager of the portfolio since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003.


LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). In one of these related class actions, GARFIELD V. FRED ALGER MANAGEMENT, INC., "Alger American Growth" is named as a defendant. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "The Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "The Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

The Judicial Panel on Multidistrict Litigation has ruled that all actions alleging market timing in mutual funds should be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. It is anticipated that the actions specified above, as well as any similar actions that may be commenced in the future, will be transferred as directed by the Panel.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value," or NAV. The NAV for the portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS


The Fund declares and pays dividends and distributions by the portfolio annually. The Fund expects that these annual payments to shareholders will consist of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of the portfolio.


Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by the Fund will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Fund has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan accounts. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 59 1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

         NAV (NET ASSET VALUE) OF A CLASS OF SHARES IS
          COMPUTED BY ADDING TOGETHER THE VALUE OF THE
        PORTFOLIO'S INVESTMENTS, CASH AND OTHER ASSETS
   ALLOCABLE TO THE CLASS, SUBTRACTING ITS LIABILITIES
            AND THEN DIVIDING THE RESULT BY THE NUMBER
                   OF OUTSTANDING SHARES OF THE CLASS.


CLASSES OF FUND SHARES


The portfolio offers two classes of shares: Class O shares and Class S shares. Only Class S shares are offered in this prospectus. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The classes differ in that, pursuant to a plan adopted under Rule 12b-1 under the Investment Company Act, Class S shares pay a distribution and shareholder servicing fee out of their assets on an ongoing basis to compensate insurance companies and pension and retirement plan service providers for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class S shares and may cost an investor more than paying other types of sales charges.

PURCHASING AND REDEEMING FUND SHARES


Because the Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the portfolio directly, but may do so only through one of these sources. The Fund's shares are held in the names of the separate accounts and plans.


Shares of the Fund can be purchased or redeemed on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Fund or its designated agent. All orders for purchase of shares are subject to acceptance by the Fund or its Transfer Agent. The Transfer Agent pays for redemptions within seven days after it accepts a redemption request.

The Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.


The portfolio may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in portfolio shares or shares of other funds sponsored by the Manager.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Because Class S shares have been outstanding only since 2002, information is provided also with respect to Class O shares. Class S shares have higher expense ratios and lower total returns. Information for the periods shown through December 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP, the Fund's independent auditors whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.


Note that the Financial Highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this prospectus or in the Plan documents.


                                                   INCOME FROM INVESTMENT OPERATIONS                LESS DIVIDENDS AND DISTRIBUTIONS
                                                   ---------------------------------                -------------------------------

                                        NET ASSET                     NET REALIZED                                     DISTRIBUTIONS
                                          VALUE                      AND UNREALIZED     TOTAL FROM    DIVIDENDS FROM     FROM NET
                                        BEGINNING   NET INVESTMENT     GAIN (LOSS)      INVESTMENT    NET INVESTMENT     REALIZED
                                        OF PERIOD    INCOME (LOSS)   ON INVESTMENTS     OPERATIONS        INCOME           GAINS
                                       -----------  --------------   ---------------   ------------   --------------   -------------
ALGER AMERICAN BALANCED PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $11.47      $0.23              $ 1.90           $ 2.13           $(0.26)         $   --
   Eight months ended 12/31/02(i)(iii) .   12.50       0.02               (1.05)           (1.03)             --               --
   CLASS O
   Year ended 12/31/03 .................  $11.29      $0.19              $ 1.94           $ 2.13           $(0.26)         $   --
   Year ended 12/31/02 .................   13.08       0.20               (1.79)           (1.59)           (0.20)             --
   Year ended 12/31/01 .................   13.77       0.18               (0.43)           (0.25)           (0.20)          (0.24)
   Year ended 12/31/00 .................   15.57       0.20               (0.61)           (0.41)           (0.13)          (1.26)
   Year ended 12/31/99 .................   12.98       0.15                3.45             3.60            (0.17)          (0.84)
   Year ended 12/31/98 .................   10.76       0.19                3.02             3.21            (0.18)          (0.81)
   Year ended 12/31/97 .................    9.24       0.17                1.63             1.80            (0.12)          (0.16)
   Year ended 12/31/96 .................   13.64       0.21(ii)            1.01             1.22            (0.73)          (4.89)
   Year ended 12/31/95 .................   10.80       0.33(ii)            2.73             3.06            (0.22)             --
   Year ended 12/31/94 .................   11.58       0.20               (0.70)           (0.50)           (0.13)          (0.15)
------------------------------------------------------------------------------------------------------------------------------------

(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the year.

(iii) Commenced operations May 1, 2002.

                                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                                              --------------------------------------
                                                                                                            RATIO OF NET
                                                                                                RATIO OF     INVESTMENT
                                                       NET ASSET               NET ASSETS,      EXPENSES    INCOME (LOSS)  PORTFOLIO
                                           TOTAL      VALUE, END    TOTAL     END OF PERIOD    TO AVERAGE    TO AVERAGE    TURNOVER
                                        DISTRIBUTIONS  OF PERIOD    RETURN   (000'S OMITTED)   NET ASSETS    NET ASSETS      RATE
                                       --------------  ----------  --------  ---------------  ------------  ------------   ---------
ALGER AMERICAN BALANCED PORTFOLIO

   CLASS S
   Year ended 12/31/03 .................  $(0.26)      $13.34      18.73%     $   28,680       1.11%         1.25%        135.67%
   Eight months ended 12/31/02(i)(iii) .      --        11.47      (8.24)            494       1.17          1.67         188.76
   CLASS O
   Year ended 12/31/03 .................  $(0.26)      $13.16      19.03%     $  308,990       0.87%         1.60%        135.67%
   Year ended 12/31/02 .................   (0.20)       11.29     (12.29)        254,290       0.87          2.16         188.76
   Year ended 12/31/01 .................   (0.44)       13.08      (1.93)        224,959       0.85          2.53          62.93
   Year ended 12/31/00 .................   (1.39)       13.77      (2.76)        115,894       0.88          2.40          63.37
   Year ended 12/31/99 .................   (1.01)       15.57      29.21          56,327       0.93          1.66         118.74
   Year ended 12/31/98 .................   (0.99)       12.98      31.51          28,208       0.92          2.09          94.64
   Year ended 12/31/97 .................   (0.28)       10.76      19.82          16,614       1.01          2.14         105.01
   Year ended 12/31/96 .................   (5.62)        9.24      10.17          10,486       1.14          2.06          68.66
   Year ended 12/31/95 .................   (0.22)       13.64      28.62           3,671       1.00          2.49         113.02
   Year ended 12/31/94 .................   (0.28)       10.80      (4.27)         10,394       1.08          2.30          78.80
------------------------------------------------------------------------------------------------------------------------------------

FOR FUND INFORMATION:

By telephone:     (800) 992-3863

By mail:          The Alger American Fund
                  111 Fifth Avenue
                  New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Fund, by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGAR database on the SEC's internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED










THE ALGER AMERICAN FUND
SEC FILE #811-5550

STATEMENT OF                                                         MAY 1, 2004
ADDITIONAL INFORMATION



                                    THE ALGER
                                  AMERICAN FUND

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                            INCOME & GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO





     This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectuses dated May 1, 2004 for the Fund's portfolios. It should be read together with a Prospectus which may be obtained free of charge by writing the Fund at 111 Fifth Avenue, New York, NY 10003 or calling (800) 992-3863.


                                 [LOGO OMITTED]

                                                                     MAY 1, 2004


                                    THE ALGER
                                  AMERICAN FUND



================================================================================
The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund -- that presently offers interests of two classes in the following six portfolios (the "Portfolios"):


                * Alger American Balanced Portfolio
                * Alger American Income & Growth Portfolio
                * Alger American Small Capitalization Portfolio
                * Alger American Growth Portfolio
                * Alger American MidCap Growth Portfolio
                * Alger American Leveraged AllCap Portfolio

The Fund is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer VA contract and VLI policy holders the opportunity to participate in the performance of one or more of the Portfolios. The Fund also offers participation to qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for plan participants.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                    CONTENTS


The Portfolios .............................................................   2
Investment Strategies and Policies .........................................   3
Net Asset Value ............................................................  12
Purchases and Redemptions ..................................................  12
Participating Insurance Companies and Plans ................................  13
Management .................................................................  13
Independent Auditors .......................................................  17
Code of Ethics .............................................................  17
Expenses ...................................................................  17
Dividends and Distributions ................................................  17
Taxes ......................................................................  17
Custodian ..................................................................  18
Transfer Agent .............................................................  18
Counsel to the Fund ........................................................  19
Certain Shareholders .......................................................  19
Organization ...............................................................  23
Proxy Voting Policies and Procedures .......................................  24
Investor and Shareholder Information .......................................  25
Financial Statements .......................................................  25
Appendix ................................................................... A-1

THE PORTFOLIOS

The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies.

ALGER AMERICAN BALANCED PORTFOLIO

The investment objectives of the Portfolio are current income and long-term capital appreciation. The Portfolio intends to invest based on combined considerations of risk, income, capital appreciation and protection of capital value. Normally, it will invest in common stocks and investment grade fixed income securities (preferred stock and debt securities), as well as securities convertible into common stocks. Except during tem-porary defensive periods, the Portfolio will maintain at least 25% of its net assets in fixed income senior securities. With respect to debt securities, the Portfolio will invest only in instruments that are rated in one of the four highest rating categories by any established rating agency or, if not rated, are determined by Fred Alger
Management, Inc. ("Alger Management"), the Fund's investment manager, to be of comparable quality to instruments so rated.

The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements, and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.

ALGER AMERICAN INCOME & Growth Portfolio

The primary investment objective of the Portfolio is to provide a high level of dividend income. Capital appreciation is a secondary investment objective of the Portfolio. Except during temporary defensive periods, the Portfolio attempts to invest 100%, and it is a fundamental policy of the Portfolio to invest at least 65%, of its total assets in dividend paying equity securities. In selecting among dividend paying equity securities, Alger Management will favor securities it believes also offer opportunities for capital appreciation. The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


The investment objective of the Portfolio is long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks. This policy will not be changed without 60 days notice to shareholders. The Portfolio may invest the remainder of its assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) under abnormal circumstances.


ALGER AMERICAN GROWTH PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or S&P MidCap 400 Index, updated quarterly. Both indexes are designed to track the performance of medium capitalization companies. This policy will not be changed without 60 days notice to shareholders. The Portfolio may invest the remainder of its assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range and in excess of that amount (up to 100% of its assets) under abnormal circumstances.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.

The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gains and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.

IN GENERAL


Alger American Small Capitalization Portfolio, Alger American MidCap Growth Portfolio, Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American Income & Growth Portfolio and the equity portion of Alger American Balanced Portfolio seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may be in the development stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit-volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, they may hold up to 15% of their net assets (35% of total assets, in the case of Alger American Balanced Portfolio and Alger American Income & Growth Portfolio) in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets)during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.


There is no guarantee that any Portfolio's objectives will be achieved.

INVESTMENT STRATEGIES AND POLICIES

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The Prospectuses discuss the investment objectives of the Portfolios and the primary strategies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies. There is no guarantee that any Portfolio's objectives will be achieved.

Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which Alger American Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in smaller companies by all other Portfolios.

CONVERTIBLE SECURITIES


Each Portfolio may invest in convertible securities, which are debt instruments or preferred stocks that make fixed dividend or interest payments and are convertible into common stock. Generally, the market prices of convertible securities tend to reflect price changes in their underlying common stocks, but also tend to respond inversely to changes in interest rates. Convertible securities typically entail less market risk than investments in the common stock of the same issuers; declines in their market prices are typically not as pronounced as those of their underlying common stocks. Like all fixed income securities, convertible securities are subject to the risk of default on their issuers' payment obligations.


U.S. GOVERNMENT OBLIGATIONS

Bills, notes, bonds and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. GOVERNMENT AGENCY SECURITIES

Certain of these securities may have volatility risks, prepayment risks and extension risk, which could have a negative impact on the investing portfolio's net asset value.

BANK OBLIGATIONS

These are certificates of deposit, bankers' acceptances and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connec-tion with international commercial transactions. Certificates of deposit may have fixed or variable rates.


The Portfolios will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign banks, the security is, in the opinion of Fred Alger Management, Inc. ("Alger Management"), the Fund's investment manager, of an investment quality comparable to other debt securities which may be purchased by the Portfolios. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.


FOREIGN BANK OBLIGATIONS

Investments by the Portfolios in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

SHORT-TERM CORPORATE DEBT SECURITIES

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates.

COMMERCIAL PAPER

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

VARIABLE RATE MASTER DEMAND NOTES

These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

REPURCHASE AGREEMENTS

Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period. Repurchase agreements may be seen to be loans by the Portfolio collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management, as authorized and directed by the Fund's Board of Trustees, reviews the credit worthiness of those banks and dealers with which the Portfolios enter into repurchase agree-ments to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

REVERSE REPURCHASE AGREEMENTS (ALGER AMERICAN BALANCED PORTFOLIO)


Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Portfolio would assume the role of seller/borrower in the transaction. The Portfolio will maintain segregated accounts consisting of cash or liquid securities that at all times are in an amount equal to their obligations under reverse repurchase agreements. The Portfolio will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. Under the Investment Company Act of 1940, as amended (the "Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Portfolio will limit its investments in reverse repurchase agreements and other borrowings to no more than one-third of its total assets less liabilities other than the repurchase obligation.


FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED PURCHASES

Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Portfolio purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. A Portfolio will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.

WARRANTS AND RIGHTS

Each Portfolio may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

ILLIQUID AND RESTRICTED SECURITIES

An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933, as amended. Each Portfolio may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. In adopting Rule 144A, the Securities and Exchange Commission (the "SEC") specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Trustees' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund's portfolio could be adversely affected.

SHORT SALES

Each Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

LENDING OF PORTFOLIO SECURITIES

In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Alger Management or its affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (a) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities, including accrued interest, exceeds the value of the collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. A Portfolio bears a risk of loss in the event that the other party to a securities loan transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

FOREIGN SECURITIES

Each Portfolio may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts, American Depositary
Shares or U.S. dollar-denominated securities of foreign issuers). Foreign securities investments may be affected by changes in currency exchange rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing among nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Portfolio by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on a foreign exchange may be held in custody by a bank or other depository located in that market. It should be noted that certain of the risks associated with foreign securities may also apply to American Depositary Receipts and American Depositary Shares.

BORROWING (ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO)

Alger American Leveraged AllCap Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leveraging increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the cost of borrowing, including interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio may also borrow from banks for temporary or emergency purposes. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

OPTIONS (ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO)

The Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio although, as in the past, it does not currently intend to rely on these strategies extensively, if at all. Hedging transactions are intended to reduce the risk of price fluctuations. The Portfolio may write an option on a security only if the option is "covered." Although the Portfolio will in any event generally not purchase or write options that appear to lack an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes.

A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

A call option written by the Portfolio on a security is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities or other high-grade, short-term obligations in a segregated account. A put option written by the Portfolio is "covered" if the Portfolio maintains cash or other high-grade short-term obligations with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. Similarly, if the Portfolio is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that a closing purchase or sale transaction can be effected when the Portfolio so desires.

The Portfolio would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or more than the premium paid to purchase the option; the Portfolio would realize a loss from a closing transaction if the price of the transaction were less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in a particular option so that the Portfolio would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the option. If the Portfolio, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise cover the position.


In addition to options on securities, the Portfolio may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Portfolio would be obligated, in return for the premium received, to make delivery of this amount. The Portfolio could offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it could let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio would not purchase these options unless Alger Management were satisfied with the development, depth and liquidity of the market and Alger Management believed the options could be closed out.

Price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate portfolio securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Portfolio in put and call options, there can be no assurance that the Portfolio will succeed in any option-trading program it undertakes.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES (ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO)

If the Portfolio utilizes these investments, it will do so only for hedging, not speculative, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the net cash amount called for in the contract at a specified future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, the Portfolio would purchase and sell futures contracts on the stock index for which it could obtain the best price with considerations also given to liquidity. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities, although it has not invested in index futures in the past.

The risk of imperfect correlation will increase as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such
"over-hedging" or "under-hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. The Portfolio would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which were the subject of the hedge. In addition, the Portfolio's purchase of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

The Portfolio's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into, if at all, only for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the market-to-market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio were to exercise an option on a futures contract it would be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 12 below have been adopted by each of the Portfolios as fundamental policies. The Portfolios' investment objectives are also fundamental policies. Under the Act, a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Portfolio, which is defined in the Act as the lesser of (a) 67 percent or more of the shares of the Portfolio present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares of the Portfolio. Investment restrictions 13 through 19 may be changed by vote of a majority of the Fund's Board of Trustees at any time.

The investment policies prohibit each Portfolio from:

1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than 5 percent of the value of the Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this limitation.

2. Purchasing more than 10 percent of the voting securities of any one issuer or more than 10 percent of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

4. Borrowing money, except that (a) the Portfolio may borrow for temporary or emergency (but not leveraging, except for the Alger American Leveraged AllCap Portfolio) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (b) the Alger American Balanced Portfolio may engage in transactions in reverse repurchase agreements; and (c) the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes as set forth in the Prospectus. Whenever borrowings described in (a) exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements, the Portfolio will maintain asset coverage of not less than 300 percent with respect to all borrowings.

5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Portfolio's total assets except in conjunction with borrowings as noted in 4(c) above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

6. Underwriting the securities of other issuers, except insofar as the Portfolio may be deemed to be an un-derwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7.   Making  loans  to  others,   except  through   purchasing   qualified  debt
obligations,   lending   portfolio   securities  or  entering  into   repurchase
agreements.

8. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

9. Purchasing any securities that would cause more than 25 percent of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

10. Investing in commodities, except that the Alger American Leveraged AllCap Portfolio may purchase or sell stock index futures contracts and related options thereon if, thereafter, no more than 5% of its total assets are invested in margin and premiums.

11. Investing more than 10 percent (15 percent in the case of Alger American Leveraged AllCap Portfolio) of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.

12. Issuing senior securities, except that the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes so long as the Portfolio maintains the required asset coverage.

13. Purchasing or selling real estate, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

14. Writing or selling puts, calls, straddles, spreads or combinations thereof, except that Alger American Leveraged AllCap Portfolio may buy and sell (write) options.

15. Investing in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

16. Purchasing any security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

17.  Making investments for the purpose of exercising control or management.

18. Investing in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed five percent of the value of the Portfolio's net assets, of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

19. Purchasing or retaining the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund or Alger Management individually owns more than .5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.

Except in the case of the 300 percent limitation set forth in Investment Restriction No. 4 and as may be otherwise stated, the percentage limitations contained in the foregoing restrictions and in the Fund's other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Alger Management and those of the other Portfolios, investments of the type the Portfolios may make also may be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.


Transactions in equity securities are in many cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There may be no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

The turnover rates for all of the Portfolios except Alger American Small Capitalization Portfolio were significantly lower for the fiscal year ended December 31, 2003 than in the previous year. In each case, the exceptionally high rates for the previous year reflected a combination of attempts to cope with extremely challenging U.S. stock markets and portfolio restructuring following changes in portfolio managers after September 11, 2001.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will generally be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Portfolio involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, provided to the Portfolio involved, the other Portfolios and/or other accounts over which Alger Management or its affiliates exercise investment discretion. Alger Management's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage and research service. The Fund's Board of Trustees will periodically review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Portfolios. During the fiscal year ended December 31, 2001, the Fund paid an aggregate of approximately $6,672,593 in commissions to broker-dealers in connection with portfolio transactions of which $6,669,260 was paid to Alger Inc. During the fiscal year ended December 31, 2002, the Fund paid an aggregate of approximately $18,921,996in commissions to broker-dealers in connection with portfolio transactions, of which $12,608,652 was paid to Alger Inc. During the fiscal year ended December 31, 2003, the Fund paid an aggregate of approximately $14,409,055 in commissions to broker-dealers in connection with portfolio transactions, of which $8,526,465 was paid to Alger Inc. The commissions paid to Alger Inc. during the fiscal year ended December 31, 2003 constituted 59% of the aggregate brokerage commissions paid by the Fund; during that year, 65% of the aggregate dollar amount of transactions by the Fund involving the payment of brokerage commissions was effected through Alger Inc. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which includes securities traded in the over-the-counter markets, money market investments and most debt securities. Aggregate brokerage commissions paid during the fiscal years ended December 31, 2002 and 2003 significantly exceeded those paid in the prior year due to higher portfolio turnover and the payment of commissions in over-the-counter transactions that would previously have been executed on a principal basis. During the fiscal year ended October 31, 2003, $286,484,000 in portfolio transactions, including $754,973 in commissions, was allocated to brokers who supplied research to the Fund or Alger Management.


NET ASSET VALUE

The price of one share of a class is its "net asset value." Net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets allocable to the class, deducting applicable liabilities and then dividing the result by the number of shares of the class outstanding. Shares of the two classes may differ in net asset value. Net asset value is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.

The assets of the Portfolios are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Fund's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Fund's Board of Trustees.


Valuations of money market instruments with maturities of 60 days or less held by the Portfolios are based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.


PURCHASES AND REDEMPTIONS

Shares of the Portfolios are offered by the Fund on a continuous basis to separate accounts of certain life insurance companies ("Participating Insurance Companies") and to Plans. Shares are distributed by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement") which provides that Alger Inc. accepts orders for shares at net asset value and no sales commission or load is charged.

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. The Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.

The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Trustees of the Fund determines that it would be detrimental to the best interest of the remaining shareholders of a Portfolio to make payment of a redemption order wholly or partly in cash, the Portfolio may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio, during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, each Portfolio may pay Alger Inc. a fee, at an annual rate of up to 0.25% of the average daily net assets of the Portfolio allocable to Class S shares of the Portfolio, for remittance to insurance companies and qualified plan service providers as compensation for distribution assistance and shareholder services with respect to Class S shares. The Plan is a "compensation" type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets allocable to the Class S shares of a Portfolio for recordkeeping and administrative services as well as activities that are primarily intended to result in sales of Class S shares of the Portfolio, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; compensating agents; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant-level recordkeeping and administrative services; and similar activities. The Trustees unanimously approved the Plan on February 5, 2002, and it became effective on May 1, 2002. The Plan and any related agreement that is entered into by the Fund in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees and of a majority of the Trustees who are not interested persons (as defined in the 1940
Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("Independent Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the Independent Trustees, at a meeting called for that purpose. The Plan may not be amended to increase materially the amount to be spent with respect to a Portfolio without the approval of the Class S shareholders of the Portfolio. In addition, the Plan may be terminated with respect to any Portfolio at any time, without penalty, by vote of a majority of the outstanding Class S shares of the Portfolio or by vote of a majority of the Independent Trustees.

PARTICIPATING INSURANCE COMPANIES AND PLANS

The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw their investment in a Portfolio, which might cause the Portfolio to sell portfolio securities at disadvantageous prices, and orderly portfolio management could be disrupted to the potential detriment of the VA contract and VLI policy holders or Plan Participants. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or plan documents.

MANAGEMENT

TRUSTEES AND OFFICERS OF THE FUND

The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law.

The Board of Trustees has one standing committee, the Audit Committee, which oversees (a) the Fund's accounting and financial reporting policies and practices and its internal controls and (b) the quality and objectivity of the Fund's financial statements and the independent audit thereof. The members of the Committee, which met once during the Fund's last fiscal year, are Stephen E. O'Neil and Nathan E. Saint-Amand.

Information about the Trustees and officers of the Fund is set forth below. In the following tables, the term "Alger Fund Complex" refers to the Fund and the five other registered investment companies managed by Fred Alger Management, Inc. ("Alger Management"). Each Trustee serves until an event of termination, such as death or resignation, or until his successor is duly elected; each officer's term of office is one year. The address of Mr. Alger is 111 Fifth Avenue, New York, NY 10003; that of Ms. Sanders and Mr. Blum is 30 Montgomery Street, Jersey City, NJ 07302. The address of each of the non-interested Trustees is c/o The Alger American Fund, 111 Fifth Avenue, New York, NY 10003.

                                                                                                          NUMBER OF
                                                                                                          PORTFOLIOS
                                                                                                         IN THE ALGER
                                                                                                         FUND COMPLEX      OTHER
                                                                                             TRUSTEE       WHICH ARE   DIRECTORSHIPS
    NAME, AGE, POSITION WITH                                                                 AND/OR        OVERSEEN       HELD BY
      THE FUND AND ADDRESS                        PRINCIPAL OCCUPATIONS                   OFFICER SINCE   BY TRUSTEE      TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

Fred M. Alger III (69)             Chairman of the Board of Alger Associates, Inc.            1988            22       None.
    Chairman of the Board          ("Associates"), Fred Alger & Company, Incorporated
    and President                  ("AlgerInc."), Alger Management, Alger Properties,
                                   Inc. ("Properties"), Alger Shareholder Services, Inc.
                                   ("Services"), Alger Life Insurance Agency, Inc.
                                   ("Agency"), Fred Alger International Advisory S.A.
                                   ("International"), five of the six investment
                                   companies in the Alger Fund Complex, Alger SICAV
                                   ("SICAV") and Analysts Resources, Inc. ("ARI").

NON-INTERESTED TRUSTEES

Joseph S. Nye, Jr. (66)            Trustee/Director of the six investment companies of        2003            23       None
                                   the Alger Fund Complex; Dean, John F. Kennedy School
                                   of Government, Harvard University, since 1995;
                                   Assistant Secretary of Defense for International
                                   Security Affairs 1994-95; Chairman, National
                                   Intelligence Council, 1993-94.

Stephen E. O'Neil (71)             Attorney; Private investor since 1981; Trustee/            1988            23       Brown Forman
    Trustee                        Director of the six investment companies                                            Corporation.
                                   in the Alger Fund Complex; formerly of Counsel
                                   to the law firm of Kohler & Barnes.

Nathan E. Saint-Amand,             Medical doctor in private practice; Member of the          1988            23       None.
    M.D. (66)                      Board of the Manhattan Institute; Trustee/Director of
    Trustee                        the six investment companies in the Alger Fund
                                   Complex. Formerly Co-Chairman Special Projects
                                   Committee of Memorial Sloan Kettering.

OFFICERS

Frederick A. Blum (50)             Executive Vice President and Treasurer of Alger Inc.,      1996            N/A
    Treasurer and                  Alger Management, Properties, Associates, ARI,
    Assistant Secretary            Services and Agency since September 2003 and Senior
                                   Vice President prior thereto; Treasurer or Assistant
                                   Treasurer, and Assistant Secretary, of the six
                                   investment companies in the Alger Fund Complex;
                                   Director of SICAV and International and Chairman of
                                   the Board (and prior thereto Senior Vice President)
                                   and Treasurer of Trust since 2003.

Dorothy G. Sanders (48)            Senior Vice President, General Counsel and                 2000            N/A
    Secretary                      Secretary of Alger Inc., General Counsel and Secretary
                                   of Associates, Alger Management, Agency, Properties,
                                   Services and ARI; Secretary of International, and the
                                   six investment companies in the Alger Fund Complex.
                                   Formerly Senior Vice President, Fleet Financial Group.

Mr. Alger is an "interested person" (as defined in the Investment Company Act) of the Fund because of his affiliations with Alger Management and Alger Inc., the Fund's principal underwriter.


No director, officer or employee of Alger Management or its affiliates receives any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each independent Trustee $1,500 for each meeting he attends, to a maximum of $6,000, plus travel expenses incurred for attending the meeting.


The Fund did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended December 31, 2003. The following table provides compensation amounts paid to current independent Trustees of the Fund for the fiscal year ended December 31, 2003.


                                    COMPENSATION TABLE


                                       AGGREGATE             TOTAL COMPENSATION
                                      COMPENSATION            PAID TO TRUSTEES
                                          FROM                    FROM THE
     NAME OF PERSON, POSITION    THE ALGER AMERICAN FUND     ALGER FUND COMPLEX
     ------------------------   -------------------------   --------------------
     Stephen E. O'Neil                   $6,000                   $38,000
     Nathan E. Saint-Amand               $6,000                   $36,000


The following table shows each Trustee's beneficial ownership as of the date of this statement of additional information, by dollar range, of equity securities of the Fund and of the funds in the Alger Fund Complex overseen by that Trustee. The ranges are as follows:

A = none; B = $1-$10,000;  C = $10,000-$50,000;  D = $50,000-$100,000;  E = over
$100,000.

None of the non-interested Trustees and none of their immediate family members owns any securities issued by Alger Management, Alger Inc., or any company (other than a registered investment company) controlling, controlled by or under common control with Alger Management or Alger Inc.


                                                             EQUITY SECURITIES
                                                             OF EACH PORTFOLIO
                                          --------------------------------------------------------
                                          SMALL                                                        AGGREGATE EQUITY SECURITIES
                                          CAPITALI-  MIDCAP                    LEVERAGED  INCOME &         OF FUNDS IN ALGER FUND
          NAME OF TRUSTEE                 ZATION     GROWTH  GROWTH  BALANCED  ALLCAP     GROWTH       COMPLEX OVERSEEN BY TRUSTEE
     ------------------------             --------------------------------------------------------     ---------------------------
     INTERESTED TRUSTEES
     Fred M. Alger III                      E          A       E        A          A        A                       E

     NON-INTERESTED TRUSTEES
     Stephen E. O'Neil                      A          A       A        A          A        A                       A
     Nathan E. Saint-Amand                  A          A       A        A          A        A                       E
     Joseph S. Nye                          A          A       A        A          A        A                       A

INVESTMENT MANAGER

Alger Management serves as investment manager to each of the Portfolios pursuant to separate written agreements (the "Management Agreements"). Certain of the services provided by, and the fees paid by the Portfolios to, Alger Management under the Management Agreements are described in the Prospectus. Alger Management is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. It pays the salaries of all officers who are employed by both it and the Fund. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting most of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. Alger Management has agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses of the Portfolios. Alger Management prepares semi-annual reports to the SEC and to shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.

Under the Management Agreements, Alger Management receives a fee from each Portfolio at the following annual rates based on the Portfolio's average daily net assets: .85% (Alger American Small Capitalization and Leveraged AllCap Portfolios), .80% (Alger American MidCap Growth Portfolio), .75% (Alger American Growth and Balanced Portfolios) and .625% (Alger American Income & Growth Portfolio). This fee is computed daily and paid monthly.


During the fiscal years ended December 31, 2001, 2002 and 2003, Alger Management earned under the terms of the Management Agreements $899,141, $711,969 and $560,496 respectively, in respect of Alger American Income & Growth Portfolio; $4,779,637, $3,810,001 and $3,702,497 respectively, in respect of Alger American Small Capitalization Portfolio; $12,409,264, $8,770,630, and $7,273,659
respectively, in respect of Alger American Growth Portfolio; $1,201,281, $1,887,444 and $2,172,537 respectively, in respect of Alger American Balanced Portfolio; $2,583,718, $2,409,650 and $2,495,822 respectively, in respect of Alger American MidCap Growth Portfolio; $3,700,084, $2,988,448 and $2,777,390 respectively, in respect of Alger American Leveraged AllCap Portfolio.


At their meeting called to consider the annual renewal of the Portfolios' Investment Management Agreements with Alger Management, the Trustees considered the nature and quality of the services provided in relation to the fees paid by the Portfolios and the other benefits received by Alger Management by virtue of its relationship with the Fund. In their deliberations, the Trustees considered materials, which they had reviewed in advance of the meeting, regarding the Portfolios' performance and expenses, including advisory fees and brokerage commissions, and Alger Management's financial condition, overall investment advisory operations, brokerage practices with respect to the Portfolios, and profits from its mutual fund operations (reflecting not only advisory fees but also receipt by an affiliate of fund brokerage commissions and by another affiliate of transfer agency fees). The Trustees had also received a memorandum discussing the factors generally regarded as appropriate to consider in evaluating advisory arrangements and copies of the Investment Management Agreements themselves. In considering the Management Agreements, the Trustees also drew upon prior discussions with representatives of Alger Management, at each quarterly meeting, of the Portfolios' performance and expenses and their familiarity with the personnel and resources of Alger Management and its affiliates. To consider the renewals, the non-interested Trustees met in executive session with independent counsel. In considering the nature and quality of the services provided by Alger Management in relation to its fees and other benefits received, they concluded that the overall investment performance of the Portfolios had been reasonably satisfactory in the light of market conditions and noted that the general fund administrative services also provided by Alger Management under the terms of its Management Agreements were of high quality; in this connection they noted, for example, that the most recent regulatory inspections had produced no material adverse comments on the Fund's operations. The Trustees considered the fact that, in addition to its management fees, Alger Management benefits from its affiliate's providing most of the brokerage for the Portfolios; they concluded that, even in light of this fact and of other tangible and intangible benefits arising from Alger

Management's relationship with the Fund, the management fees paid by the Portfolios were fair and reasonable in relation to the services rendered and that the services rendered were satisfactory.

From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .45% of the net asset value of shares held by those customers, will be paid from Alger Management's or its affiliates' resources, and not from the assets of the Fund.

Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III both directly and indirectly, is the controlling shareholder of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

UNDERWRITER

Alger Inc., the Underwriter for the Fund, is located at 30 Montgomery Street, Jersey City, NJ 07302. It is the corporate parent of Alger Management.

INDEPENDENT AUDITORS

Ernst & Young LLP serves as independent auditors for the Fund.

CODE OF ETHICS

Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

EXPENSES


Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolios to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) of Alger American Balanced Portfolio or Alger American Income & Growth Portfolio exceed 1.25%, or such expenses of Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, or Alger American Leveraged AllCap Portfolio exceed 1.50%, of the average daily net assets of the applicable Portfolio for any fiscal year. Any such expense reimbursements will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.


DIVIDENDS AND DISTRIBUTIONS

Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.

Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.

If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, the Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Portfolio failed to qualify as a regulated investment company for a period greater than one taxable year, the Portfolio may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

Each Portfolio has been structured so that each qualifies separately as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities; and (b) meet certain quarterly diversification tests.

As a regulated investment company, a Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and net realized short-term capital gains for the taxable year is distributed. All net investment income and net realized capital gains distributed by a Portfolio will be reinvested automatically in additional shares of the Portfolio or paid in cash. Amounts reinvested in additional shares will be considered to have been distributed to shareholders.

The Fund distributes shares in the Portfolios to Participating Insurance Companies which will hold those shares, directly or indirectly, in a "segregated asset account" within the meaning of the Code. To qualify as a segregated asset account, the Portfolio in which such an account holds shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder.

The Fund has undertaken to meet the diversification requirements of Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments.

Income on assets of a segregated asset account will not be taxable currently to VA contracts or VLI policy holders if that account has met the diversification requirements under Section 817(h) of the Code. In the event an account is not so qualified, all VA contracts or VLI policies allocating any amount of premiums to such account will not qualify as "annuity contracts" or "life insurance" for federal income tax purposes. In that event, the holder of the VA contract or VLI policy would be taxed as though he owned a proportionate amount of the assets held by such account during and after all periods for which the account failed to be qualified.

Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 59 1/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.

CUSTODIAN

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund pursuant to a custodian agreement under which it holds the Portfolios' assets.

TRANSFER AGENT

Alger Shareholder Services, Inc. ("Services"), 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Fund pursuant to a transfer agency agreement. Under the transfer agency agreement, Services processes purchases and redemptions of shares of the Portfolios, maintains the shareholder account records for each Portfolio, handles certain communications between shareholders and the Fund and distributes any dividends and distributions payable by the Fund. Pursuant to the transfer agency agreement, Services is compensated on a per-account and, for certain transactions, a per-transaction basis.

COUNSEL TO THE FUND

The law firm Hollyer Brady Smith & Hines LLP,
551 Fifth Avenue, New York, NY 10176, acts as counsel to the Fund.

CERTAIN SHAREHOLDERS


Set forth below is certain information regarding significant shareholders of the Portfolios at April 2, 2004. Allmerica Life Insurance and Annuity Company and Kemper Investors Life Insurance Co. owned beneficially or of record 26.81% and 32.71%, respectively, of Alger American Balanced Portfolio. Sun Life of Canada
(US) and Lincoln Benefit Life owned beneficially or of record 31.03% and 26.35%, respectively of Alger American Income & Growth Portfolio. New York Life Investment Management owned beneficially or of record 26.13% of Alger American Small Capitalization Portfolio. The shareholders identified above may be deemed to control the specified Portfolios, which may have the effect of proportionately diminishing the voting power of other shareholders of these Portfolios.

At April 2, 2004, the Fund's officers and Trustees as a group owned less than 1% of any Portfolio's shares.

The following table contains information regarding persons known by the Fund to own beneficially or of record 5% or more of the shares of a class of any Portfolio. All holdings are expressed as a percentage of a Portfolio's outstanding shares of a class as of April 2, 2004 and record and beneficial holdings are in each instance denoted as follows: record/beneficial.

                                                                          Class O Shares
                                 -------------------------------------------------------------------------------------------------
                                    Alger            Alger
                                  American         American                                              Alger            Alger
                                   Income            Small            Alger             Alger          American         American
                                      &            Capital-         American          American          MidCap          Leveraged
                                   Growth           ization          Growth           Balanced          Growth           AllCap
Name and                          Portfolio        Portfolio        Portfolio         Portfolio        Portfolio        Portfolio
Address of                        (Record/         (Record/         (Record/          (Record/         (Record/         (Record/
Shareholders                     Beneficial)      Beneficial)      Beneficial)       Beneficial)      Beneficial)      Beneficial)
------------                     ----------       ----------       ----------        ----------       ----------       ----------
ING Life Insurance and             6.25%/--           */--             */--              */--             */--             */--
Annuity Company
151 Farmington Avenue
Hartford, CT  06156

Allmerica Financial                  */--             */--             */--           29.75%/--           */--           9.44%/--
Life Insurance and
Annuity Company
440 Lincoln Street
Worcester, MA01653

Ameritas Variable                    */--             */--             */--           12.06%/--           */--           7.29%/--
Life Insurance Co.
Separate Acct. VA-2
Variable Annuity Product
P.O. Box 82550 Lincoln, NE 68501

AUL American Unit Trust              */--             */--           7.72%/--            */--             */--             */--
One American Square
P.O. Box 1995 Indianapolis, IN 46206

AULGroup Retirement Annuity          */--             */--          14.47%/--          7.54%/--           */--             */--
Separate Account II
One American Square
P.O. Box 1995 Indianapolis, IN 46206

Conseco Variable                     */--             */--             */--              */--           6.27%/--         8.92%/--
Insurance Co.
9920 Corporate Campus,
Suite 1000
Louisville, KY 40223

GE Life & Annuity Assurance Co.      */--          17.12%/--        13.81%/--            */--             */--             */--
Separate Acct. III
6610 W. Broad St.
Richmond, VA 23230

Kemper Investors Life Insurance Co.  */--             */--             */--           36.30%/--         6.17%/--        18.95%/--
Variable Annuity Separate Account
1600 McConnor Drive
Schaumburg, IL 60196-6801

                                                                          Class O Shares
                                 -------------------------------------------------------------------------------------------------
                                    Alger            Alger
                                  American         American                                              Alger            Alger
                                   Income            Small            Alger             Alger          American         American
                                      &            Capital-         American          American          MidCap          Leveraged
                                   Growth           ization          Growth           Balanced          Growth           AllCap
Name and                          Portfolio        Portfolio        Portfolio         Portfolio        Portfolio        Portfolio
Address of                        (Record/         (Record/         (Record/          (Record/         (Record/         (Record/
Shareholders                     Beneficial)      Beneficial)      Beneficial)       Beneficial)      Beneficial)      Beneficial)
------------                     ----------       ----------       ----------        ----------       ----------       ----------
Lincoln Benefit Life              26.35%/--           */--             */--              */--           7.88%/--           */--
Variable Annunity
P.O. Box 80469 Lincoln, NE 68501-0469

Lincoln Benefit Life               5.02%/--           */--             */--              */--             */--             */--
Variable Life
PO Box 80469
Lincoln, NE 68501-0469
Met Life Investors USA

Insurance Co.                        */--          12.04%/--           */--              */--             */--             */--
Separate Account A
4700 Westown Parkway, Suite 200
West Des Moines, IA 50266

New York Life Investment             */--          24.93%/--           */--              */--             */--             */--
Management LLC
169 Lackawanna Ave.
Parsippany, NJ 07054

Provident Mutual                     */--           5.89%/--           */--              */--             */--             */--
Life Insurance Co.
Variable Life
c/o Nationwide Life Insurance
Company of America
P.O.Box 182029
Columbus, OH 43218-2029

Reliastar Life Insurance Co.         */--           5.42%/--        11.35%/--            */--          20.92%/--        10.79%/--
c/o ING
151 Farmington Ave.
Hartford, CT 06156-1506

Security Life of Denver              */--             */--             */--              */--          10.60%/--         5.43%/--
Separate Account L1
c/o ING
151 Farmington Avenue
Hartford, CT 06156-1506

Sun Life of Canada (US)           31.03%/--           */--             */--              */--             */--             */--
Retirement Products
P.O. Box 9134
Wellesley Hills, MA 02481

Transamerica                      14.50%/--           */--             */--              */--             */--             */--
Life Ins. & Annuity Co.
Separate Account VA6
401 N. Tryon St. Suite 700
Charlotte, NC 28210

Valley Forge Life Insurance Co.      */--             */--             */--              */--           6.16%/--           */--
PO Box 627
Hartford, CT 06142


----------
* Indicates shareholder owns less than 5% of the Portfolio's Class O shares.

                                                                          Class O Shares
                                 -------------------------------------------------------------------------------------------------
                                    Alger            Alger
                                  American         American                                              Alger            Alger
                                   Income            Small            Alger             Alger          American         American
                                      &            Capital-         American          American          MidCap          Leveraged
                                   Growth           ization          Growth           Balanced          Growth           AllCap
Name and                          Portfolio        Portfolio        Portfolio         Portfolio        Portfolio        Portfolio
Address of                        (Record/         (Record/         (Record/          (Record/         (Record/         (Record/
Shareholders                     Beneficial)      Beneficial)      Beneficial)       Beneficial)      Beneficial)      Beneficial)
------------                     ----------       ----------       ----------        ----------       ----------       ----------
Fred Alger & Company,              100%/--            */--             */--              */--           5.87%/--           */--
Incorporated
30 Montgomery Street
Jersey City, NJ 07302

Guardian Insurance                   */--             */--             */--              */--             */--           7.18%/--
& Annuity Co. Inc.
3900 Burgess Place
Bethlehem, PA 18017

Manufacturers Life                   */--             */--             */--            9.76%/--           */--           8.73%/--
Insurance Co. (NY)
Boston, MA 02116

Manufacturers Life                   */--             */--             */--           83.71%/--           */--          78.14%/--
Insurance Co. (USA)
500 Boylston Street
Boston, MA 02116-3739

NYLife Investment                    */--          99.86%/--           */--              */--             */--             */--
Management, LLC.
169 Lackawanna Ave.
Parsippany, NJ 07054

Lincoln Benefit Life                 */--             */--          99.32%/--            */--          28.91%/--           */--
Nebraska Service Center
2940 South 84th Street
Lincoln, NE 68506

Nationwide Insurance Co.             */--             */--             */--              */--          60.82%/--           */--
c/o IPO Portfolio Accounting
PO Box 182029
Columbus, OH 43218-2029


----------
* Indicates shareholder owns less than 5% of the Portfolio's Class S shares.

ORGANIZATION

The Fund has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated April 6, 1988 (the "Trust Agreement"). Alger American Small Capitalization Portfolio, Alger American Income & Growth Portfolio, Alger American Growth Portfolio, Alger American Balanced Portfolio (formerly the Alger American Fixed Income Portfolio), Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio commenced operations on September 21, 1988, November 15, 1988, January 9, 1989, September 5, 1989, May 3, 1993 and
January 25, 1995, respectively. The Fund offers an unlimited number of shares of six series, representing the shares of the Portfolios. The Fund's Board of Trustees may establish additional Portfolios at any time. The word "Alger" in the Fund's name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Associates, Inc. may terminate the Fund's license to use the word "Alger" in its name when Alger Management ceases to act as the Fund's investment manager.

On April 30, 2002, Class S shares were added to all of the Fund's Portfolios. The previously existing shares were designated Class O shares on that date. Shares of each Portfolio are thus divided into two classes, Class O and Class S. The classes differ in that (a) each class has a different class designation; (b) only the Class S shares are subject to a distribution and shareholder servicing fee under a plan adopted pursuant to rule 12b-1 under the Investment Company Act; and (c) to the extent that one class alone is affected by a matter submitted to a shareholder vote, then only that class has voting power on the matter. Neither class of shares has a conversion feature.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified, other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, except with respect to the election of Trustees and the ratification of the selection of independent accountants. In the interest of economy and convenience, certificates representing shares of a Portfolio are physically issued only upon specific written request of a shareholder.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Fund's outstanding shares.

Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Under normal circumstances, other than the shares issued to Alger Inc. in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance

Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of The Alger American Fund (the "Fund") has delegated authority to vote all proxies related to the Fund's portfolio securities to Fred Alger Management, Inc. ("Management"), the Fund's investment manager. Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, maintains discretionary authority over client accounts, including the Fund, and is responsible for voting proxies of all foreign and domestic securities held in the Portfolios of the Fund. Management views the responsibility its clients have entrusted to it seriously and has adopted and implemented written policies and procedures designed to ensure that proxies are voted in the best interests of its clients.

Management delegates its proxy voting authority for all foreign and domestic securities held in the Portfolios to Institutional Shareholder Services, Inc. ("ISS") a leading proxy voting service provider and registered investment adviser. ISS votes proxies strictly in accordance with pre-determined proxy voting guidelines in order to minimize conflicts of interest. The pre-determined proxy voting guidelines, which are summarized below, address matters such as operations, board of directors, proxy contests, anti-takeover defenses, mergers and corporate restructuring, state of incorporation, capital structure, executive and director compensation, social and environmental issues and mutual fund proxies. ISS will recuse itself from voting proxies should it have a material conflict of interest with the company whose proxies are at issue. Management monitors ISS' proxy voting policies and procedures on a quarterly basis to ensure that the proxies are voted in the best interests of the applicable Portfolio. Further, Management has developed a Proxy Voting Committee, which makes voting determinations in the event of a conflict of interest.

Management maintains records of its proxy voting policies and procedures. Management or ISS, on Management's behalf, maintains proxy statements received regarding securities held by the Portfolios; records of votes cast on behalf of each Portfolio; records of requests for proxy voting information; and any documents prepared that were material to making a voting decision.

Beginning on August 31, 2004, the Fund's proxy voting record will be available upon request by calling (800) 992-3863 and on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.

The following is a summary of the pre-determined voting guidelines used by Management or ISS, on Management's behalf, to vote proxies of securities held by the Portfolios.

OPERATIONAL ISSUES

Vote FOR proposals to ratify auditors, unless an auditor has a financial interest in the company, fees for non-audit services are excessive or there is reason to believe that the auditor's opinion is inaccurate.

BOARD OF DIRECTORS

Votes on director nominees in uncontested elections are made on a CASE-BY-CASE basis, examining such factors as the independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity.

PROXY CONTESTS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis considering such factors as the management's track record, qualifications of director nominees and an evaluation of what each side is offering shareholders.

ANTI-TAKEOVER DEFENSES

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

MERGERS AND CORPORATE RESTRUCTURINGS

Vote on a CASE-BY-CASE basis on mergers and corporate restructurings based on factors such as financial issues and terms of the offer.

STATE OF INCORPORATION

Proposals for changing a company's state of incorporation are evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating.

CAPITAL STRUCTURE

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights; Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed.

EXECUTIVE AND DIRECTOR COMPENSATION

Votes are determined on a CASE-BY-CASE basis analyzing the estimated dollar cost for the proposed plan.

SOCIAL AND ENVIRONMENTAL ISSUES

Votes are determined on a CASE-BY-CASE basis, with a focus on how the proposal will enhance the economic value of the company.

MUTUAL FUND PROXIES

Votes to elect directors are determined on a CASE-BY-CASE basis, considering factors such as board structure and director independence and qualifications.

INVESTOR AND SHAREHOLDER INFORMATION


Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations.

FINANCIAL STATEMENTS


The Fund's financial statements for the year ended December 31, 2003 are contained in the Annual Report to Shareholders for that period, and are hereby incorporated by reference. A copy of the Annual Report to Shareholders may be obtained by telephoning the Fund at (800) 992-3863.

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APPENDIX

CORPORATE BOND RATINGS

     Bonds rated Aa by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating), they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

     Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

     Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B by Moody's generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Bonds rated AA by Standard & Poor's Corporation ("S&P") are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With A bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest-rated that qualifies for commercial bank investment. Bonds rated BB and B by S&P are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. These ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     Bonds rated AAA by Fitch Investors Service, Inc. ("Fitch") are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are

APPENDIX
(continued)

judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

     Bonds rated Duff-1 are judged by Duff and Phelps, Inc. ("Duff") to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, -3 and -4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

COMMERCIAL PAPER RATINGS

     Moody's Commercial Paper ratings are opinions of the ability of issuers to punctually repay promissory obligations not having an original maturity in excess of nine months. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1, or related supporting institutions, are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2, or related supporting institutions, are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

     The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

     The rating Duff-l is the highest commercial paper rating assigned by Duff. Paper rated Duff-l is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

INVESTMENT MANAGER:

Fred Alger Management, Inc.
111 Fifth Avenue
New York, New York 10003

--------------------------------------------
DISTRIBUTOR:

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

--------------------------------------------
TRANSFER AGENT:

Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

--------------------------------------------
INDEPENDENT AUDITORS:

Ernst & Young LLP
5 Times Square
New York, New York 10036

--------------------------------------------






                                    THE ALGER
                                  AMERICAN FUND






                |
    STATEMENT   |
OF ADDITIONAL   |   May 1, 2004
  INFORMATION   |
                |

                                    PART C

                               OTHER INFORMATION


Item 23. Exhibits


EXHIBIT NO.                     DESCRIPTION OF EXHIBIT
----------                      ----------------------

(a-1)         Agreement and Declaration of Trust (1) [EDGAR 4/98]


(a-2) Written Consent of the Sole Trustee of the Trust amending the Agreement and Declaration of Trust (1)

(a-3) Amendment to Registrant's Agreement and Declaration of Trust to establish the Alger American Fixed Income Portfolio (3)

(a-4) Certificate of Designation relating to the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

(a-5)         Certificate  of   Designation   relating  to  the  Alger  American
              Leveraged AllCap Portfolio (6) [EDGAR 4/98]

(a-6) Certificate of designation relating to the Alger American Money Market Portfolio (9)

(a-7)         Amendment to Agreement and Declaration of Trust (10)

(b)           By-laws of Registrant (1) [EDGAR 4/98]

(c)           See Exhibits (a-1) and (b)

EXHIBIT NO.                     DESCRIPTION OF EXHIBIT
----------                      ----------------------

(d-1) Investment Management Agreement for the Alger American Balanced Portfolio (4) [EDGAR 4/98]

(d-2) Investment Management Agreement for the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

(d-3) Investment Management Agreement for the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]

(d-4) Investment Management Agreement for the Alger American Money Market Portfolio (3) [EDGAR 4/98]

(d-5) Investment Management Agreement for the Alger American Income and Growth Portfolio (3) [EDGAR 4/98]

(d-6) Investment Management Agreement for the Alger American Small Capitalization Portfolio (3) [EDGAR 4/98]

(d-7) Investment Management Agreement for the Alger American Growth Portfolio (3) [EDGAR 4/98]

(d-8) Investment Management Agreement for the Alger American Money Market Portfolio (9)

(e)           Distribution Agreement (3) [EDGAR 4/98]

(g-1)         Form of Custody Agreement (2)

(g-2) Form of Supplement to Custody Agreement relating to the Alger American Fixed Income Portfolio (3)

(g-3)         Amendment 1 to Custody Agreement (7)

(h)           Transfer Agency Agreement (7)

(i-1)         Opinion and Consent of Sullivan & Worcester (9)

EXHIBIT NO.                     DESCRIPTION OF EXHIBIT
----------                      ----------------------


(j)           Consent of Ernst & Young LLP


(1-1) Purchase Agreement relative to the shares of the Alger American Money Market, Income and Growth, Small Capitalization and Growth Portfolios (2) [EDGAR 4/98]

(1-2) Purchase Agreement relative to the shares of the Alger American Fixed Income Portfolio (3)

(l-3) Purchase Agreement relative to the shares of the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

13(d) Purchase Agreement relative to the shares of the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]


(m)           Rule 12b-1 Distribution Plan (10)

(n)           Rule 18f-3 Plans (10)


(p)           Powers of Attorney  executed by Joseph S. Nye,  Jr.,  Frederick A.
              Blum, Stephen E. O'Neil and Nathan E. Saint-Amand

(q)           Code of Ethics (9)

-----------

(1) Incorporated by reference to Registrant's Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on May 6, 1988.

(2)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  2  to  the
     Registration Statement ("Pre-Effective Amendment No. 2") filed with the SEC on July 22, 1988.

(3) Incorporated by reference to Post-Effective Amemdment No. 1 to the Registration Statement ("Post-Effective Amendment No. 1") filed with the SEC on January 23, 1989.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement ("Post-Effective Amendment No. 5") filed with the SEC on August 3, 1992.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement ("Post-Effective Amendment No. 7") filed with the SEC on March 5, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement ("Post-Effective Amendment No. 9") filed with the SEC on April 17, 1994.

(7) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement ("Post-Effective Amendment No. 15") filed with the SEC on April 9, 1998.

(8) Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement ("Post-Effective No. 16") filed with the SEC on March 2, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 20 filed with the SEC on April 30, 2001.


(10) Incorporated by reference to Post-Effective Amendment No. 22 filed with the SEC on May 1, 2002.

Item 24. Persons Controlled by or Under Common Control with Registrant

           None.

Item 25. Indemnification

     Under Section 8.4 of Registrant's Agreement and Declaration of Trust any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undetaking, (ii) Registrant is insured against losses from such advances or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

    Alger Management, which serves as investment manager to Registrant, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management presently serves as investment adviser to one closed-end investment company and to four other open-end investment companies. The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Alger Management during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Alger Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-06709).

Item 27. Principal Underwriter

    (a) Alger Inc. acts as principal underwriter for Registrant, The Alger Retirement Fund, Spectra Fund and The Alger Fund and has acted as subscription agant for Castle Convertible Fund, Inc.

    (b) The information required by this Item 27 with respect to each director, officer or partner of Alger Inc. is incorporated by reference to Schedule A of Form BD filed by Alger Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-6423).

    (c) Not applicable.

Item 28. Location of Accounts and Records

      All accounts and records of Registrant are maintained by Mr. Frederick A. Blum, Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302.

Item 29. Management Services

      Not applicable.

Item 30. Undertakings

      Not applicable.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, Registrant certifies that this Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 23rd day of April, 2004.




                                                THE ALGER AMERICAN FUND

                                                By:  /s/ Dan C. Chung
                                                    ---------------------------
                                                    Dan C. Chung, President

    Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                     TITLE                            DATE
---------                     -----                            ----


                              Chairman of the Board
-------------------------
    Fred M. Alger III

/s/ Dan C. Chung              President                        April 23, 2004
-------------------------     (Chief Executive Offficer)
    Dan C. Chung

/s/ Frederick A. Blum*        Treasurer
-------------------------     (Chief Financial and             April 23, 2004
    Frederick A. Blum         Accounting Officer)

/s/ Nathan E. Saint-Amand*    Trustee                          April 23, 2004
-------------------------
    Nathan E. Saint-Amand

/s/ Stephen E. O'Neil*        Trustee                          April 23, 2004
-------------------------
    Stephen E. O'Neil

/s/ Joseph S. Nye, Jr.*       Trustee                          April 23, 2004
-------------------------
    Joseph S. Nye, Jr.

*By: /s/ Dan C. Chung
--------------------------
     Dan C. Chung
     Attorney-In-Fact

                        Securities Act File No. 33-21722
                    Investment Company Act File No. 811-5550

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ ]



Pre-Effective Amendment No.                                         [ ]




Post-Effective Amendment No. 24                                     [X]



                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]



Amendment no. 26                                                    [X]



                        (Check appropriate box or boxes)


                            THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     --------------------------------------
                                    EXHIBITS
                     --------------------------------------

                               INDEX TO EXHIBITS


                                                      Page Number in Sequential
Exhibit No.                                                   Number System
----------                                            -------------------------


(j)              Consent of Ernst & Young LLP


(p)              Powers of Attorney executed by
                 Joseph S. Nye, Jr., Frederick A.
                 Blum, Stephen E. O'Neil and
                 Nathan E. Saint-Amand.